UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06279

Harris Associates Investment Trust

(Exact name of Registrant as specified in charter)

111 South Wacker Drive, Suite 4600

Chicago, Illinois 60606-4319

(Address of principal executive offices) (Zip code)

Joseph J. Allessie, Esq. Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606-4319	Ndenisarya M. Meekins, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006-1600

(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 646-3600

Date of fiscal year end: 09/30/25

Date of reporting period: 09/30/25

Item 1. Reports to Shareholders.

(a) Following are copies of the annual report transmitted to shareholders pursuant to Rule 30e-1 under the Act.

TABLE OF CONTENTS

Oakmark Fund Investor Class - OAKMX

Oakmark Fund Advisor - OAYMX

Oakmark Fund Institutional - OANMX

Oakmark Fund R6 - OAZMX

Oakmark Select Fund Investor Class - OAKLX

Oakmark Select Fund Advisor - OAYLX

Oakmark Select Fund Institutional - OANLX

Oakmark Select Fund R6 - OAZLX

Oakmark Global Fund Investor Class - OAKGX

Oakmark Global Fund Advisor - OAYGX

Oakmark Global Fund Institutional - OANGX

Oakmark Global Fund R6 - OAZGX

Oakmark Equity and Income Fund Investor Class - OAKBX

Oakmark Equity and Income Fund Advisor - OAYBX

Oakmark Equity and Income Fund Institutional - OANBX

Oakmark Equity and Income Fund R6 - OAZBX

Oakmark International Fund Investor Class - OAKIX

Oakmark International Fund Advisor - OAYIX

Oakmark International Fund Institutional - OANIX

Oakmark International Fund R6 - OAZIX

Oakmark International Small Cap Fund Investor Class - OAKEX

Oakmark International Small Cap Fund Advisor - OAYEX

Oakmark International Small Cap Fund Institutional - OANEX

Oakmark International Small Cap Fund R6 - OAZEX

Oakmark Global Select Fund Investor Class - OAKWX

Oakmark Global Select Fund Advisor - OAYWX

Oakmark Global Select Fund Institutional - OANWX

Oakmark Global Select Fund R6 - OAZWX

Oakmark Bond Fund Investor Class - OAKCX

Oakmark Bond Fund Advisor - OAYCX

Oakmark Bond Fund Institutional - OANCX

Oakmark Bond Fund R6 - OAZCX

OAKMX

Investor Class

Oakmark Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.89%

How did the Fund perform during the last year and what affected its performance?

Oakmark Fund Investor Class returned 11.13%  for the year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% over the same period.

  At the equity sector level, Financials and Communication Services performed the strongest, while Health Care and Materials were the worst performing sectors.

  At the equity holdings level, Citigroup led the positive contributors followed by Alphabet Class A and Warner Bros Discovery. Centene, Celanese and Fortune Brands Innovations were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $10,000 investment (as of September 30, 2025)

	Investor Class	S&P 500 Index	Russell 1000 Value Index
10/1/2015	$10,000	$10,000	$10,000
12/31/2015	$10,464	$10,704	$10,564
3/31/2016	$10,399	$10,849	$10,737
6/30/2016	$10,537	$11,115	$11,229
9/30/2016	$11,436	$11,543	$11,620
12/31/2016	$12,385	$11,984	$12,395
3/31/2017	$12,894	$12,711	$12,800
6/30/2017	$13,386	$13,104	$12,973
9/30/2017	$14,157	$13,691	$13,377
12/31/2017	$15,003	$14,601	$14,089
3/31/2018	$14,872	$14,490	$13,690
6/30/2018	$15,188	$14,988	$13,851
9/30/2018	$15,832	$16,143	$14,641
12/31/2018	$13,093	$13,961	$12,924
3/31/2019	$14,773	$15,866	$14,467
6/30/2019	$15,248	$16,549	$15,023
9/30/2019	$14,934	$16,830	$15,226
12/31/2019	$16,626	$18,356	$16,354
3/31/2020	$11,569	$14,759	$11,983
6/30/2020	$14,231	$17,791	$13,695
9/30/2020	$15,110	$19,380	$14,461
12/31/2020	$18,770	$21,734	$16,812
3/31/2021	$21,684	$23,076	$18,704
6/30/2021	$23,615	$25,049	$19,678
9/30/2021	$24,052	$25,194	$19,525
12/31/2021	$25,190	$27,973	$21,042
3/31/2022	$24,528	$26,686	$20,886
6/30/2022	$20,165	$22,389	$18,336
9/30/2022	$19,787	$21,296	$17,306
12/31/2022	$21,824	$22,907	$19,456
3/31/2023	$23,592	$24,624	$19,651
6/30/2023	$25,631	$26,776	$20,452
9/30/2023	$25,296	$25,900	$19,805
12/31/2023	$28,566	$28,928	$21,686
3/31/2024	$31,501	$31,982	$23,634
6/30/2024	$30,247	$33,352	$23,122
9/30/2024	$32,479	$35,315	$25,303
12/31/2024	$33,141	$36,166	$24,801
3/31/2025	$33,520	$34,621	$25,331
6/30/2025	$34,981	$38,409	$26,291
9/30/2025	$36,094	$41,530	$27,692

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	11.13%	19.02%	13.70%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$24,745,741,575
# of Portfolio Holdings	57
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$141,669,102

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Alphabet, Inc., Class A	3.5%
Citigroup, Inc.	3.4%
Charles Schwab Corp.	3.0%
Phillips 66	3.0%
Willis Towers Watson PLC	2.7%
ConocoPhillips	2.5%
General Motors Co.	2.5%
Warner Bros Discovery, Inc.	2.5%
Intercontinental Exchange, Inc.	2.5%
Bank of America Corp.	2.4%

Sector allocation

Financials	36.9%
Energy	11.8%
Health Care	10.0%
Communication Services	9.6%
Consumer Discretionary	9.1%
Industrials	8.6%
Information Technology	3.6%
Consumer Staples	3.1%
Materials	1.6%
Real Estate	1.4%
Short Term Investments & Other, Net	4.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKMX

Investor Class

Oakmark Fund

Annual Shareholder Report September 30, 2025

OAKMX-AR

OAYMX

Advisor Class

Oakmark Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$74	0.70%

How did the Fund perform during the last year and what affected its performance?

Oakmark Fund Advisor Class returned 11.35%  for the year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% over the same period.

  At the equity sector level, Financials and Communication Services performed the strongest, while Health Care and Materials were the worst performing sectors.

  At the equity holdings level, Citigroup led the positive contributors followed by Alphabet Class A and Warner Bros Discovery. Centene, Celanese and Fortune Brands Innovations were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $100,000 investment (as of September 30, 2025)

	Advisor Class	S&P 500 Index	Russell 1000 Value Index
10/1/2015	$100,000	$100,000	$100,000
12/31/2015	$104,642	$107,043	$105,635
3/31/2016	$103,992	$108,485	$107,366
6/30/2016	$105,374	$111,149	$112,287
9/30/2016	$114,363	$115,430	$116,195
12/31/2016	$123,898	$119,845	$123,953
3/31/2017	$129,042	$127,115	$128,004
6/30/2017	$133,997	$131,040	$129,726
9/30/2017	$141,772	$136,911	$133,767
12/31/2017	$150,294	$146,009	$140,890
3/31/2018	$148,993	$144,900	$136,898
6/30/2018	$152,218	$149,876	$138,508
9/30/2018	$158,723	$161,433	$146,408
12/31/2018	$131,321	$139,607	$129,243
3/31/2019	$148,196	$158,661	$144,667
6/30/2019	$152,987	$165,489	$150,228
9/30/2019	$149,850	$168,300	$152,265
12/31/2019	$166,897	$183,564	$163,545
3/31/2020	$116,159	$147,590	$119,829
6/30/2020	$142,917	$177,909	$136,954
9/30/2020	$151,795	$193,796	$144,613
12/31/2020	$188,617	$217,338	$168,117
3/31/2021	$218,025	$230,759	$187,039
6/30/2021	$237,547	$250,486	$196,780
9/30/2021	$242,092	$251,944	$195,245
12/31/2021	$253,669	$279,726	$210,416
3/31/2022	$247,174	$266,863	$208,864
6/30/2022	$203,306	$223,895	$183,360
9/30/2022	$199,600	$212,963	$173,060
12/31/2022	$220,261	$229,065	$194,555
3/31/2023	$238,205	$246,238	$196,513
6/30/2023	$258,928	$267,765	$204,520
9/30/2023	$255,697	$259,000	$198,047
12/31/2023	$288,858	$289,281	$216,856
3/31/2024	$318,701	$319,817	$236,342
6/30/2024	$306,167	$333,517	$231,223
9/30/2024	$328,903	$353,150	$253,027
12/31/2024	$335,761	$361,658	$248,015
3/31/2025	$339,756	$346,208	$253,312
6/30/2025	$354,744	$384,091	$262,905
9/30/2025	$366,222	$415,296	$276,917

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Advisor Class	11.35%	19.26%	13.86%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 8/5/1991—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$24,745,741,575
# of Portfolio Holdings	57
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$141,669,102

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Alphabet, Inc., Class A	3.5%
Citigroup, Inc.	3.4%
Charles Schwab Corp.	3.0%
Phillips 66	3.0%
Willis Towers Watson PLC	2.7%
ConocoPhillips	2.5%
General Motors Co.	2.5%
Warner Bros Discovery, Inc.	2.5%
Intercontinental Exchange, Inc.	2.5%
Bank of America Corp.	2.4%

Sector allocation

Financials	36.9%
Energy	11.8%
Health Care	10.0%
Communication Services	9.6%
Consumer Discretionary	9.1%
Industrials	8.6%
Information Technology	3.6%
Consumer Staples	3.1%
Materials	1.6%
Real Estate	1.4%
Short Term Investments & Other, Net	4.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYMX

Advisor Class

Oakmark Fund

Annual Shareholder Report September 30, 2025

OAYMX-AR

OANMX

Institutional Class

Oakmark Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.67%

How did the Fund perform during the last year and what affected its performance?

Oakmark Fund Institutional Class returned 11.38%  for the year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% over the same period.

  At the equity sector level, Financials and Communication Services performed the strongest, while Health Care and Materials were the worst performing sectors.

  At the equity holdings level, Citigroup led the positive contributors followed by Alphabet Class A and Warner Bros Discovery. Centene, Celanese and Fortune Brands Innovations were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $250,000 investment (as of September 30, 2025)

	Institutional Class	S&P 500 Index	Russell 1000 Value Index
10/1/2015	$250,000	$250,000	$250,000
12/31/2015	$261,604	$267,606	$264,088
3/31/2016	$259,981	$271,213	$268,415
6/30/2016	$263,435	$277,872	$280,716
9/30/2016	$285,908	$288,576	$290,488
12/31/2016	$309,703	$299,612	$309,882
3/31/2017	$322,561	$317,787	$320,011
6/30/2017	$334,992	$327,600	$324,314
9/30/2017	$354,429	$342,278	$334,417
12/31/2017	$375,777	$365,022	$352,225
3/31/2018	$372,568	$362,251	$342,246
6/30/2018	$380,678	$374,690	$346,270
9/30/2018	$396,987	$403,582	$366,019
12/31/2018	$328,487	$349,018	$323,106
3/31/2019	$370,787	$396,652	$361,667
6/30/2019	$382,866	$413,723	$375,571
9/30/2019	$375,118	$420,749	$380,662
12/31/2019	$417,806	$458,911	$408,862
3/31/2020	$290,859	$368,974	$299,574
6/30/2020	$357,993	$444,773	$342,384
9/30/2020	$380,214	$484,489	$361,533
12/31/2020	$472,511	$543,345	$420,293
3/31/2021	$546,270	$576,897	$467,597
6/30/2021	$595,268	$626,215	$491,950
9/30/2021	$606,652	$629,859	$488,113
12/31/2021	$635,679	$699,315	$526,040
3/31/2022	$619,403	$667,157	$522,160
6/30/2022	$509,472	$559,737	$458,400
9/30/2022	$500,186	$532,407	$432,650
12/31/2022	$552,036	$572,663	$486,388
3/31/2023	$597,063	$615,596	$491,281
6/30/2023	$649,000	$669,412	$511,299
9/30/2023	$640,956	$647,499	$495,117
12/31/2023	$724,161	$723,202	$542,141
3/31/2024	$799,030	$799,543	$590,856
6/30/2024	$767,662	$833,794	$578,058
9/30/2024	$824,770	$882,876	$632,568
12/31/2024	$842,056	$904,145	$620,037
3/31/2025	$852,131	$865,519	$633,280
6/30/2025	$889,774	$960,227	$657,263
9/30/2025	$918,616	$1,038,241	$692,294

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Institutional Class	11.38%	19.29%	13.90%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 8/5/1991—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$24,745,741,575
# of Portfolio Holdings	57
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$141,669,102

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Alphabet, Inc., Class A	3.5%
Citigroup, Inc.	3.4%
Charles Schwab Corp.	3.0%
Phillips 66	3.0%
Willis Towers Watson PLC	2.7%
ConocoPhillips	2.5%
General Motors Co.	2.5%
Warner Bros Discovery, Inc.	2.5%
Intercontinental Exchange, Inc.	2.5%
Bank of America Corp.	2.4%

Sector allocation

Financials	36.9%
Energy	11.8%
Health Care	10.0%
Communication Services	9.6%
Consumer Discretionary	9.1%
Industrials	8.6%
Information Technology	3.6%
Consumer Staples	3.1%
Materials	1.6%
Real Estate	1.4%
Short Term Investments & Other, Net	4.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANMX

Institutional Class

Oakmark Fund

Annual Shareholder Report September 30, 2025

OANMX-AR

OAZMX

R6 Class

Oakmark Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$64	0.61%

How did the Fund perform during the last year and what affected its performance?

Oakmark Fund R6 Class returned 11.44%  for the year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% over the same period.

  At the equity sector level, Financials and Communication Services performed the strongest, while Health Care and Materials were the worst performing sectors.

  At the equity holdings level, Citigroup led the positive contributors followed by Alphabet Class A and Warner Bros Discovery. Centene, Celanese and Fortune Brands Innovations were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $1,000,000 investment (as of September 30, 2025)

	R6 Class	S&P 500 Index	Russell 1000 Value Index
12/31/2015	$1,045,215	$1,070,426	$1,056,352
3/31/2016	$1,038,730	$1,084,853	$1,073,659
6/30/2016	$1,052,531	$1,111,489	$1,122,866
9/30/2016	$1,142,321	$1,154,304	$1,161,951
12/31/2016	$1,237,050	$1,198,448	$1,239,529
3/31/2017	$1,287,911	$1,271,147	$1,280,044
6/30/2017	$1,337,066	$1,310,402	$1,297,255
9/30/2017	$1,414,040	$1,369,114	$1,337,667
12/31/2017	$1,498,604	$1,460,087	$1,408,901
3/31/2018	$1,485,453	$1,449,003	$1,368,984
6/30/2018	$1,517,085	$1,498,760	$1,385,078
9/30/2018	$1,581,415	$1,614,326	$1,464,077
12/31/2018	$1,307,815	$1,396,073	$1,292,426
3/31/2019	$1,475,577	$1,586,607	$1,446,666
6/30/2019	$1,523,072	$1,654,892	$1,502,283
9/30/2019	$1,491,664	$1,682,997	$1,522,648
12/31/2019	$1,660,701	$1,835,645	$1,635,449
3/31/2020	$1,155,596	$1,475,895	$1,198,294
6/30/2020	$1,421,441	$1,779,092	$1,369,537
9/30/2020	$1,509,294	$1,937,955	$1,446,133
12/31/2020	$1,874,883	$2,173,381	$1,681,171
3/31/2021	$2,167,521	$2,307,587	$1,870,386
6/30/2021	$2,362,128	$2,504,858	$1,967,799
9/30/2021	$2,407,501	$2,519,438	$1,952,451
12/31/2021	$2,523,293	$2,797,259	$2,104,160
3/31/2022	$2,458,701	$2,668,627	$2,088,639
6/30/2022	$2,022,658	$2,238,948	$1,833,601
9/30/2022	$1,985,809	$2,129,629	$1,730,599
12/31/2022	$2,191,736	$2,290,651	$1,945,551
3/31/2023	$2,370,933	$2,462,384	$1,965,126
6/30/2023	$2,577,567	$2,677,648	$2,045,196
9/30/2023	$2,545,843	$2,589,998	$1,980,467
12/31/2023	$2,876,771	$2,892,809	$2,168,564
3/31/2024	$3,174,368	$3,198,172	$2,363,423
6/30/2024	$3,049,989	$3,335,175	$2,312,231
9/30/2024	$3,277,474	$3,531,502	$2,530,272
12/31/2024	$3,346,543	$3,616,582	$2,480,150
3/31/2025	$3,387,016	$3,462,075	$2,533,120
6/30/2025	$3,537,252	$3,840,909	$2,629,052
9/30/2025	$3,652,513	$4,152,965	$2,769,174

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
R6 Class	11.44%	19.35%	13.92%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 8/5/1991—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$24,745,741,575
# of Portfolio Holdings	57
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$141,669,102

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Alphabet, Inc., Class A	3.5%
Citigroup, Inc.	3.4%
Charles Schwab Corp.	3.0%
Phillips 66	3.0%
Willis Towers Watson PLC	2.7%
ConocoPhillips	2.5%
General Motors Co.	2.5%
Warner Bros Discovery, Inc.	2.5%
Intercontinental Exchange, Inc.	2.5%
Bank of America Corp.	2.4%

Sector allocation

Financials	36.9%
Energy	11.8%
Health Care	10.0%
Communication Services	9.6%
Consumer Discretionary	9.1%
Industrials	8.6%
Information Technology	3.6%
Consumer Staples	3.1%
Materials	1.6%
Real Estate	1.4%
Short Term Investments & Other, Net	4.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZMX

R6 Class

Oakmark Fund

Annual Shareholder Report September 30, 2025

OAZMX-AR

OAKLX

Investor Class

Oakmark Select Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$106	1.00%

How did the Fund perform during the last year and what affected its performance?

Oakmark Select Fund Investor Class returned 11.72%  for the year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% over the same period.

  At the equity sector level, Financials and Communications Services contributed the most to returns, while Health Care and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Warner Bros Discovery led the positive contributors followed by Charles Schwab and Alphabet Class A. IQVIA Holdings, Centene, and Keurig Dr Pepper were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $10,000 investment (as of September 30, 2025)

	Investor Class	S&P 500 Index	Russell 1000 Value Index
10/1/2015	$10,000	$10,000	$10,000
12/31/2015	$10,690	$10,704	$10,564
3/31/2016	$10,096	$10,849	$10,737
6/30/2016	$10,366	$11,115	$11,229
9/30/2016	$11,176	$11,543	$11,620
12/31/2016	$12,327	$11,984	$12,395
3/31/2017	$12,697	$12,711	$12,800
6/30/2017	$12,935	$13,104	$12,973
9/30/2017	$13,702	$13,691	$13,377
12/31/2017	$14,265	$14,601	$14,089
3/31/2018	$13,710	$14,490	$13,690
6/30/2018	$13,653	$14,988	$13,851
9/30/2018	$13,692	$16,143	$14,641
12/31/2018	$10,717	$13,961	$12,924
3/31/2019	$12,160	$15,866	$14,467
6/30/2019	$12,711	$16,549	$15,023
9/30/2019	$12,276	$16,830	$15,226
12/31/2019	$13,684	$18,356	$16,354
3/31/2020	$9,232	$14,759	$11,983
6/30/2020	$11,379	$17,791	$13,695
9/30/2020	$11,975	$19,380	$14,461
12/31/2020	$15,156	$21,734	$16,812
3/31/2021	$17,594	$23,076	$18,704
6/30/2021	$18,994	$25,049	$19,678
9/30/2021	$19,640	$25,194	$19,525
12/31/2021	$20,316	$27,973	$21,042
3/31/2022	$19,083	$26,686	$20,886
6/30/2022	$15,946	$22,389	$18,336
9/30/2022	$14,998	$21,296	$17,306
12/31/2022	$15,697	$22,907	$19,456
3/31/2023	$17,410	$24,624	$19,651
6/30/2023	$19,570	$26,776	$20,452
9/30/2023	$19,586	$25,900	$19,805
12/31/2023	$22,447	$28,928	$21,686
3/31/2024	$23,844	$31,982	$23,634
6/30/2024	$22,368	$33,352	$23,122
9/30/2024	$24,172	$35,315	$25,303
12/31/2024	$25,624	$36,166	$24,801
3/31/2025	$25,330	$34,621	$25,331
6/30/2025	$26,389	$38,409	$26,291
9/30/2025	$27,006	$41,530	$27,692

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	11.72%	17.66%	10.44%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$7,529,801,857
# of Portfolio Holdings	27
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$50,541,456

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Warner Bros. Discovery, Inc.	5.8%
Phillips 66	5.8%
First Citizens BancShares, Inc., Class A	5.5%
Lithia Motors, Inc.	5.5%
Airbnb, Inc., Class A	5.2%
Alphabet, Inc., Class A	5.1%
Salesforce, Inc.	4.8%
Equifax, Inc.	4.3%
Charles Schwab Corp.	4.3%

Sector allocation

Financials	21.5%
Health Care	15.6%
Communication Services	12.5%
Energy	12.4%
Consumer Discretionary	10.7%
Industrials	10.4%
Information Technology	4.8%
Consumer Staples	4.0%
Real Estate	3.5%
Short Term Investments & Other, Net	4.6%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKLX

Investor Class

Oakmark Select Fund

Annual Shareholder Report September 30, 2025

OAKLX-AR

OAYLX

Advisor Class

Oakmark Select Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$92	0.87%

How did the Fund perform during the last year and what affected its performance?

Oakmark Select Fund Advisor Class returned 11.87%  for the year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% over the same period.

  At the equity sector level, Financials and Communications Services contributed the most to returns, while Health Care and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Warner Bros Discovery led the positive contributors followed by Charles Schwab and Alphabet Class A. IQVIA Holdings, Centene, and Keurig Dr Pepper were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $100,000 investment (as of September 30, 2025)

	Advisor Class	S&P 500 Index	Russell 1000 Value Index
10/1/2015	$100,000	$100,000	$100,000
12/31/2015	$106,904	$107,043	$105,635
3/31/2016	$100,960	$108,485	$107,366
6/30/2016	$103,659	$111,149	$112,287
9/30/2016	$111,757	$115,430	$116,195
12/31/2016	$123,302	$119,845	$123,953
3/31/2017	$127,054	$127,115	$128,004
6/30/2017	$129,460	$131,040	$129,726
9/30/2017	$137,193	$136,911	$133,767
12/31/2017	$142,874	$146,009	$140,890
3/31/2018	$137,369	$144,900	$136,898
6/30/2018	$136,861	$149,876	$138,508
9/30/2018	$137,310	$161,433	$146,408
12/31/2018	$107,537	$139,607	$129,243
3/31/2019	$122,029	$158,661	$144,667
6/30/2019	$127,593	$165,489	$150,228
9/30/2019	$123,255	$168,300	$152,265
12/31/2019	$137,457	$183,564	$163,545
3/31/2020	$92,769	$147,590	$119,829
6/30/2020	$114,384	$177,909	$136,954
9/30/2020	$120,406	$193,796	$144,613
12/31/2020	$152,442	$217,338	$168,117
3/31/2021	$176,970	$230,759	$187,039
6/30/2021	$191,141	$250,486	$196,780
9/30/2021	$197,686	$251,944	$195,245
12/31/2021	$204,578	$279,726	$210,416
3/31/2022	$192,230	$266,863	$208,864
6/30/2022	$160,676	$223,895	$183,360
9/30/2022	$151,136	$212,963	$173,060
12/31/2022	$158,244	$229,065	$194,555
3/31/2023	$175,584	$246,238	$196,513
6/30/2023	$197,444	$267,765	$204,520
9/30/2023	$197,637	$259,000	$198,047
12/31/2023	$226,582	$289,281	$216,856
3/31/2024	$240,741	$319,817	$236,342
6/30/2024	$225,937	$333,517	$231,223
9/30/2024	$244,192	$353,150	$253,027
12/31/2024	$258,971	$361,658	$248,015
3/31/2025	$256,057	$346,208	$253,312
6/30/2025	$266,842	$384,091	$262,905
9/30/2025	$273,190	$415,296	$276,917

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Advisor Class	11.87%	17.80%	10.57%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1996—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$7,529,801,857
# of Portfolio Holdings	27
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$50,541,456

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Warner Bros. Discovery, Inc.	5.8%
Phillips 66	5.8%
First Citizens BancShares, Inc., Class A	5.5%
Lithia Motors, Inc.	5.5%
Airbnb, Inc., Class A	5.2%
Alphabet, Inc., Class A	5.1%
Salesforce, Inc.	4.8%
Equifax, Inc.	4.3%
Charles Schwab Corp.	4.3%

Sector allocation

Financials	21.5%
Health Care	15.6%
Communication Services	12.5%
Energy	12.4%
Consumer Discretionary	10.7%
Industrials	10.4%
Information Technology	4.8%
Consumer Staples	4.0%
Real Estate	3.5%
Short Term Investments & Other, Net	4.6%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYLX

Advisor Class

Oakmark Select Fund

Annual Shareholder Report September 30, 2025

OAYLX-AR

OANLX

Institutional Class

Oakmark Select Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.76%

How did the Fund perform during the last year and what affected its performance?

Oakmark Select Fund Institutional Class returned 11.99%  for the year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% over the same period.

  At the equity sector level, Financials and Communications Services contributed the most to returns, while Health Care and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Warner Bros Discovery led the positive contributors followed by Charles Schwab and Alphabet Class A. IQVIA Holdings, Centene, and Keurig Dr Pepper were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $250,000 investment (as of September 30, 2025)

	Institutional Class	S&P 500 Index	Russell 1000 Value Index
10/1/2015	$250,000	$250,000	$250,000
12/31/2015	$267,260	$267,606	$264,088
3/31/2016	$252,401	$271,213	$268,415
6/30/2016	$259,148	$277,872	$280,716
9/30/2016	$279,392	$288,576	$290,488
12/31/2016	$308,255	$299,612	$309,882
3/31/2017	$317,635	$317,787	$320,011
6/30/2017	$323,650	$327,600	$324,314
9/30/2017	$343,054	$342,278	$334,417
12/31/2017	$357,309	$365,022	$352,225
3/31/2018	$343,546	$362,251	$342,246
6/30/2018	$342,274	$374,690	$346,270
9/30/2018	$343,396	$403,582	$366,019
12/31/2018	$268,978	$349,018	$323,106
3/31/2019	$305,303	$396,652	$361,667
6/30/2019	$319,220	$413,723	$375,571
9/30/2019	$308,448	$420,749	$380,662
12/31/2019	$343,951	$458,911	$408,862
3/31/2020	$232,129	$368,974	$299,574
6/30/2020	$286,295	$444,773	$342,384
9/30/2020	$301,443	$484,489	$361,533
12/31/2020	$381,705	$543,345	$420,293
3/31/2021	$443,334	$576,897	$467,597
6/30/2021	$478,960	$626,215	$491,950
9/30/2021	$495,421	$629,859	$488,113
12/31/2021	$512,797	$699,315	$526,040
3/31/2022	$481,946	$667,157	$522,160
6/30/2022	$402,980	$559,737	$458,400
9/30/2022	$379,083	$532,407	$432,650
12/31/2022	$397,055	$572,663	$486,388
3/31/2023	$440,610	$615,596	$491,281
6/30/2023	$495,495	$669,412	$511,299
9/30/2023	$496,218	$647,499	$495,117
12/31/2023	$568,943	$723,202	$542,141
3/31/2024	$604,715	$799,543	$590,856
6/30/2024	$567,648	$833,794	$578,058
9/30/2024	$613,779	$882,876	$632,568
12/31/2024	$651,072	$904,145	$620,037
3/31/2025	$643,914	$865,519	$633,280
6/30/2025	$671,164	$960,227	$657,263
9/30/2025	$687,351	$1,038,241	$692,294

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Institutional Class	11.99%	17.92%	10.64%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1996—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$7,529,801,857
# of Portfolio Holdings	27
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$50,541,456

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Warner Bros. Discovery, Inc.	5.8%
Phillips 66	5.8%
First Citizens BancShares, Inc., Class A	5.5%
Lithia Motors, Inc.	5.5%
Airbnb, Inc., Class A	5.2%
Alphabet, Inc., Class A	5.1%
Salesforce, Inc.	4.8%
Equifax, Inc.	4.3%
Charles Schwab Corp.	4.3%

Sector allocation

Financials	21.5%
Health Care	15.6%
Communication Services	12.5%
Energy	12.4%
Consumer Discretionary	10.7%
Industrials	10.4%
Information Technology	4.8%
Consumer Staples	4.0%
Real Estate	3.5%
Short Term Investments & Other, Net	4.6%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANLX

Institutional Class

Oakmark Select Fund

Annual Shareholder Report September 30, 2025

OANLX-AR

OAZLX

R6 Class

Oakmark Select Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$77	0.73%

How did the Fund perform during the last year and what affected its performance?

Oakmark Select Fund R6 Class returned 12.03%  for the year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% over the same period.

  At the equity sector level, Financials and Communications Services contributed the most to returns, while Health Care and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Warner Bros Discovery led the positive contributors followed by Charles Schwab and Alphabet Class A. IQVIA Holdings, Centene, and Keurig Dr Pepper were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $1,000,000 investment (as of September 30, 2025)

	R6 Class	S&P 500 Index	Russell 1000 Value Index
12/31/2015	$1,065,274	$1,070,426	$1,056,352
3/31/2016	$1,006,047	$1,084,853	$1,073,659
6/30/2016	$1,032,944	$1,111,489	$1,122,866
9/30/2016	$1,113,634	$1,154,304	$1,161,951
12/31/2016	$1,228,392	$1,198,448	$1,239,529
3/31/2017	$1,265,209	$1,271,147	$1,280,044
6/30/2017	$1,288,898	$1,310,402	$1,297,255
9/30/2017	$1,365,387	$1,369,114	$1,337,667
12/31/2017	$1,421,502	$1,460,087	$1,408,901
3/31/2018	$1,366,142	$1,449,003	$1,368,984
6/30/2018	$1,360,487	$1,498,760	$1,385,078
9/30/2018	$1,364,356	$1,614,326	$1,464,077
12/31/2018	$1,067,880	$1,396,073	$1,292,426
3/31/2019	$1,211,741	$1,586,607	$1,446,666
6/30/2019	$1,266,664	$1,654,892	$1,502,283
9/30/2019	$1,223,287	$1,682,997	$1,522,648
12/31/2019	$1,363,582	$1,835,645	$1,635,449
3/31/2020	$919,947	$1,475,895	$1,198,294
6/30/2020	$1,133,910	$1,779,092	$1,369,537
9/30/2020	$1,193,292	$1,937,955	$1,446,133
12/31/2020	$1,510,646	$2,173,381	$1,681,171
3/31/2021	$1,754,553	$2,307,587	$1,870,386
6/30/2021	$1,895,231	$2,504,858	$1,967,799
9/30/2021	$1,960,693	$2,519,438	$1,952,451
12/31/2021	$2,029,514	$2,797,259	$2,104,160
3/31/2022	$1,907,395	$2,668,627	$2,088,639
6/30/2022	$1,595,138	$2,238,948	$1,833,601
9/30/2022	$1,501,176	$2,129,629	$1,730,599
12/31/2022	$1,572,348	$2,290,651	$1,945,551
3/31/2023	$1,745,179	$2,462,384	$1,965,126
6/30/2023	$1,962,889	$2,677,648	$2,045,196
9/30/2023	$1,965,435	$2,589,998	$1,980,467
12/31/2023	$2,254,266	$2,892,809	$2,168,564
3/31/2024	$2,395,999	$3,198,172	$2,363,423
6/30/2024	$2,249,456	$3,335,175	$2,312,231
9/30/2024	$2,432,234	$3,531,502	$2,530,272
12/31/2024	$2,580,386	$3,616,582	$2,480,150
3/31/2025	$2,552,016	$3,462,075	$2,533,120
6/30/2025	$2,660,338	$3,840,909	$2,629,052
9/30/2025	$2,724,815	$4,152,965	$2,769,174

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
R6 Class	12.03%	17.96%	10.66%
S&P 500 Index	17.60%	16.47%	15.30%
Russell 1000 Value Index	9.44%	13.88%	10.72%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1996—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$7,529,801,857
# of Portfolio Holdings	27
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$50,541,456

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

IQVIA Holdings, Inc.	6.7%
Warner Bros. Discovery, Inc.	5.8%
Phillips 66	5.8%
First Citizens BancShares, Inc., Class A	5.5%
Lithia Motors, Inc.	5.5%
Airbnb, Inc., Class A	5.2%
Alphabet, Inc., Class A	5.1%
Salesforce, Inc.	4.8%
Equifax, Inc.	4.3%
Charles Schwab Corp.	4.3%

Sector allocation

Financials	21.5%
Health Care	15.6%
Communication Services	12.5%
Energy	12.4%
Consumer Discretionary	10.7%
Industrials	10.4%
Information Technology	4.8%
Consumer Staples	4.0%
Real Estate	3.5%
Short Term Investments & Other, Net	4.6%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZLX

R6 Class

Oakmark Select Fund

Annual Shareholder Report September 30, 2025

OAZLX-AR

OAKGX

Investor Class

Oakmark Global Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$116	1.11%

How did the Fund perform during the last year and what affected its performance?

Oakmark Global Fund Investor Class returned 8.49%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World Index (Net), which returned 17.25% over the same period.

  The Fund’s exposure to the United States and the United Kingdom contributed most to returns, while exposure to Germany and Belgium detracted most from returns.

  At the equity sector level, Financials and Consumer Discretionary performed the strongest, while Health Care and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Alphabet Class A (U.S.) led the positive contributors followed by Capital One Financial (U.S.) and Alibaba Group (China). Centene (U.S.), Molina Healthcare (U.S.) and Capgemini (France) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $10,000 investment (as of September 30, 2025)

	Investor Class	MSCI World Index (Net)
10/1/2015	$10,000	$10,000
12/31/2015	$10,585	$10,550
3/31/2016	$9,816	$10,513
6/30/2016	$9,457	$10,619
9/30/2016	$10,293	$11,136
12/31/2016	$11,078	$11,342
3/31/2017	$11,919	$12,066
6/30/2017	$12,432	$12,551
9/30/2017	$13,550	$13,159
12/31/2017	$14,078	$13,883
3/31/2018	$13,717	$13,705
6/30/2018	$13,674	$13,943
9/30/2018	$13,687	$14,637
12/31/2018	$11,408	$12,674
3/31/2019	$12,844	$14,255
6/30/2019	$13,397	$14,826
9/30/2019	$13,348	$14,905
12/31/2019	$14,785	$16,180
3/31/2020	$9,630	$12,774
6/30/2020	$11,644	$15,247
9/30/2020	$12,449	$16,456
12/31/2020	$16,116	$18,754
3/31/2021	$17,896	$19,677
6/30/2021	$19,056	$21,200
9/30/2021	$18,420	$21,199
12/31/2021	$19,146	$22,845
3/31/2022	$18,087	$21,668
6/30/2022	$15,471	$18,161
9/30/2022	$13,678	$17,037
12/31/2022	$15,921	$18,701
3/31/2023	$17,600	$20,146
6/30/2023	$18,350	$21,522
9/30/2023	$17,355	$20,777
12/31/2023	$18,667	$23,149
3/31/2024	$19,479	$25,205
6/30/2024	$18,893	$25,868
9/30/2024	$20,315	$27,514
12/31/2024	$19,140	$27,471
3/31/2025	$19,979	$26,979
6/30/2025	$21,171	$30,074
9/30/2025	$22,039	$32,260

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	8.49%	12.10%	8.22%
MSCI World Index (Net)	17.25%	14.41%	12.43%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,119,908,008
# of Portfolio Holdings	51
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$8,772,816

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

IQVIA Holdings, Inc.	3.6%
Sysco Corp.	3.4%
Becton Dickinson & Co.	3.2%
Kering SA	3.0%
Willis Towers Watson PLC	2.8%
DSV AS	2.6%
Akzo Nobel NV	2.6%
CNH Industrial NV	2.6%
Envista Holdings Corp.	2.6%
adidas AG	2.5%

Geographic allocation

United States	50.2%
France	10.4%
Germany	9.0%
Switzerland	6.6%
United Kingdom	5.7%
Netherlands	4.7%
Ireland	3.9%
Denmark	2.6%
China	2.4%
South Korea	2.3%
Other	1.8%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	19.4%
Financials	18.5%
Health Care	16.1%
Industrials	12.5%
Information Technology	10.4%
Consumer Staples	8.0%
Materials	4.8%
Communication Services	4.1%
Energy	3.5%
Short Term Investments & Other, Net	2.7%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKGX

Investor Class

Oakmark Global Fund

Annual Shareholder Report September 30, 2025

OAKGX-AR

OAYGX

Advisor Class

Oakmark Global Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$96	0.92%

How did the Fund perform during the last year and what affected its performance?

Oakmark Global Fund Advisor Class returned 8.67%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World Index (Net), which returned 17.25% over the same period.

  The Fund’s exposure to the United States and the United Kingdom contributed most to returns, while exposure to Germany and Belgium detracted most from returns.

  At the equity sector level, Financials and Consumer Discretionary performed the strongest, while Health Care and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Alphabet Class A (U.S.) led the positive contributors followed by Capital One Financial (U.S.) and Alibaba Group (China). Centene (U.S.), Molina Healthcare (U.S.) and Capgemini (France) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $100,000 investment (as of September 30, 2025)

	Advisor Class	MSCI World Index (Net)
10/1/2015	$100,000	$100,000
12/31/2015	$105,854	$105,500
3/31/2016	$98,162	$105,131
6/30/2016	$94,570	$106,191
9/30/2016	$102,926	$111,358
12/31/2016	$110,820	$113,423
3/31/2017	$119,269	$120,655
6/30/2017	$124,480	$125,513
9/30/2017	$135,653	$131,586
12/31/2017	$141,012	$138,831
3/31/2018	$137,394	$137,052
6/30/2018	$137,011	$139,429
9/30/2018	$137,139	$146,373
12/31/2018	$114,367	$126,736
3/31/2019	$128,815	$142,553
6/30/2019	$134,361	$148,256
9/30/2019	$133,923	$149,048
12/31/2019	$148,427	$161,804
3/31/2020	$96,660	$127,742
6/30/2020	$116,982	$152,471
9/30/2020	$125,071	$164,560
12/31/2020	$161,998	$187,535
3/31/2021	$179,947	$196,765
6/30/2021	$191,711	$212,003
9/30/2021	$185,423	$211,988
12/31/2021	$192,784	$228,450
3/31/2022	$182,219	$216,678
6/30/2022	$155,917	$181,606
9/30/2022	$137,901	$170,369
12/31/2022	$160,607	$187,006
3/31/2023	$177,673	$201,463
6/30/2023	$185,308	$215,222
9/30/2023	$175,371	$207,771
12/31/2023	$188,707	$231,489
3/31/2024	$197,044	$252,047
6/30/2024	$191,173	$258,680
9/30/2024	$205,675	$275,144
12/31/2024	$193,866	$274,710
3/31/2025	$202,435	$269,787
6/30/2025	$214,633	$300,736
9/30/2025	$223,499	$322,601

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Advisor Class	8.67%	12.31%	8.37%
MSCI World Index (Net)	17.25%	14.41%	12.43%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 08/04/1999—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,119,908,008
# of Portfolio Holdings	51
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$8,772,816

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

IQVIA Holdings, Inc.	3.6%
Sysco Corp.	3.4%
Becton Dickinson & Co.	3.2%
Kering SA	3.0%
Willis Towers Watson PLC	2.8%
DSV AS	2.6%
Akzo Nobel NV	2.6%
CNH Industrial NV	2.6%
Envista Holdings Corp.	2.6%
adidas AG	2.5%

Geographic allocation

United States	50.2%
France	10.4%
Germany	9.0%
Switzerland	6.6%
United Kingdom	5.7%
Netherlands	4.7%
Ireland	3.9%
Denmark	2.6%
China	2.4%
South Korea	2.3%
Other	1.8%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	19.4%
Financials	18.5%
Health Care	16.1%
Industrials	12.5%
Information Technology	10.4%
Consumer Staples	8.0%
Materials	4.8%
Communication Services	4.1%
Energy	3.5%
Short Term Investments & Other, Net	2.7%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYGX

Advisor Class

Oakmark Global Fund

Annual Shareholder Report September 30, 2025

OAYGX-AR

OANGX

Institutional Class

Oakmark Global Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.88%

How did the Fund perform during the last year and what affected its performance?

Oakmark Global Fund Institutional Class returned 8.71%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World Index (Net), which returned 17.25% over the same period.

  The Fund’s exposure to the United States and the United Kingdom contributed most to returns, while exposure to Germany and Belgium detracted most from returns.

  At the equity sector level, Financials and Consumer Discretionary performed the strongest, while Health Care and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Alphabet Class A (U.S.) led the positive contributors followed by Capital One Financial (U.S.) and Alibaba Group (China). Centene (U.S.), Molina Healthcare (U.S.) and Capgemini (France) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $250,000 investment (as of September 30, 2025)

	Institutional Class	MSCI World Index (Net)
10/1/2015	$250,000	$250,000
12/31/2015	$264,636	$263,750
3/31/2016	$245,406	$262,827
6/30/2016	$236,425	$265,477
9/30/2016	$257,315	$278,394
12/31/2016	$277,050	$283,559
3/31/2017	$298,172	$301,638
6/30/2017	$311,299	$313,783
9/30/2017	$339,330	$328,966
12/31/2017	$352,794	$347,076
3/31/2018	$343,852	$342,630
6/30/2018	$342,894	$348,573
9/30/2018	$343,320	$365,934
12/31/2018	$286,346	$316,841
3/31/2019	$322,519	$356,382
6/30/2019	$336,526	$370,640
9/30/2019	$335,430	$372,621
12/31/2019	$371,769	$404,511
3/31/2020	$242,232	$319,355
6/30/2020	$293,135	$381,178
9/30/2020	$313,395	$411,401
12/31/2020	$405,962	$468,838
3/31/2021	$451,069	$491,913
6/30/2021	$480,547	$530,006
9/30/2021	$464,791	$529,970
12/31/2021	$483,347	$571,126
3/31/2022	$456,858	$541,696
6/30/2022	$390,916	$454,014
9/30/2022	$345,746	$425,921
12/31/2022	$402,663	$467,515
3/31/2023	$445,463	$503,657
6/30/2023	$464,752	$538,054
9/30/2023	$439,832	$519,428
12/31/2023	$473,319	$578,723
3/31/2024	$494,238	$630,117
6/30/2024	$479,654	$646,699
9/30/2024	$516,040	$687,860
12/31/2024	$486,454	$686,776
3/31/2025	$507,961	$674,467
6/30/2025	$538,579	$751,841
9/30/2025	$560,983	$806,502

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Institutional Class	8.71%	12.35%	8.42%
MSCI World Index (Net)	17.25%	14.41%	12.43%

Institutional Class shares commenced operations on 11/30/2016 The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 08/04/1999—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,119,908,008
# of Portfolio Holdings	51
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$8,772,816

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

IQVIA Holdings, Inc.	3.6%
Sysco Corp.	3.4%
Becton Dickinson & Co.	3.2%
Kering SA	3.0%
Willis Towers Watson PLC	2.8%
DSV AS	2.6%
Akzo Nobel NV	2.6%
CNH Industrial NV	2.6%
Envista Holdings Corp.	2.6%
adidas AG	2.5%

Geographic allocation

United States	50.2%
France	10.4%
Germany	9.0%
Switzerland	6.6%
United Kingdom	5.7%
Netherlands	4.7%
Ireland	3.9%
Denmark	2.6%
China	2.4%
South Korea	2.3%
Other	1.8%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	19.4%
Financials	18.5%
Health Care	16.1%
Industrials	12.5%
Information Technology	10.4%
Consumer Staples	8.0%
Materials	4.8%
Communication Services	4.1%
Energy	3.5%
Short Term Investments & Other, Net	2.7%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANGX

Institutional Class

Oakmark Global Fund

Annual Shareholder Report September 30, 2025

OANGX-AR

OAZGX

R6 Class

Oakmark Global Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Global Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$89	0.85%

How did the Fund perform during the last year and what affected its performance?

Oakmark Global Fund R6 Class returned 8.78%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World Index (Net), which returned 17.25% over the same period.

  The Fund’s exposure to the United States and the United Kingdom contributed most to returns, while exposure to Germany and Belgium detracted most from returns.

  At the equity sector level, Financials and Consumer Discretionary performed the strongest, while Health Care and Consumer Staples were the worst performing sectors.

  At the equity holdings level, Alphabet Class A (U.S.) led the positive contributors followed by Capital One Financial (U.S.) and Alibaba Group (China). Centene (U.S.), Molina Healthcare (U.S.) and Capgemini (France) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $1,000,000 investment (as of September 30, 2025)

	R6 Class	MSCI World Index (Net)
12/31/2015	$1,053,746	$1,054,998
3/31/2016	$977,173	$1,051,309
6/30/2016	$941,414	$1,061,909
9/30/2016	$1,024,594	$1,113,577
12/31/2016	$1,102,785	$1,134,234
3/31/2017	$1,186,496	$1,206,553
6/30/2017	$1,237,587	$1,255,130
9/30/2017	$1,348,809	$1,315,863
12/31/2017	$1,401,433	$1,388,306
3/31/2018	$1,365,477	$1,370,520
6/30/2018	$1,361,247	$1,394,291
9/30/2018	$1,362,516	$1,463,735
12/31/2018	$1,135,624	$1,267,364
3/31/2019	$1,278,542	$1,425,528
6/30/2019	$1,333,585	$1,482,558
9/30/2019	$1,328,757	$1,490,485
12/31/2019	$1,471,805	$1,618,044
3/31/2020	$958,653	$1,277,419
6/30/2020	$1,159,103	$1,524,712
9/30/2020	$1,239,283	$1,645,603
12/31/2020	$1,604,794	$1,875,354
3/31/2021	$1,782,602	$1,967,652
6/30/2021	$1,899,634	$2,120,026
9/30/2021	$1,837,351	$2,119,879
12/31/2021	$1,910,503	$2,284,504
3/31/2022	$1,805,773	$2,166,784
6/30/2022	$1,545,600	$1,816,057
9/30/2022	$1,367,559	$1,703,686
12/31/2022	$1,592,474	$1,870,059
3/31/2023	$1,761,744	$2,014,628
6/30/2023	$1,838,027	$2,152,217
9/30/2023	$1,738,915	$2,077,712
12/31/2023	$1,871,347	$2,314,892
3/31/2024	$1,954,686	$2,520,469
6/30/2024	$1,896,407	$2,586,797
9/30/2024	$2,040,939	$2,751,441
12/31/2024	$1,923,924	$2,747,104
3/31/2025	$2,009,628	$2,697,869
6/30/2025	$2,130,797	$3,007,364
9/30/2025	$2,220,048	$3,226,008

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
R6 Class	8.78%	12.37%	8.43%
MSCI World Index (Net)	17.25%	14.41%	12.43%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 08/04/1999—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,119,908,008
# of Portfolio Holdings	51
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$8,772,816

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

IQVIA Holdings, Inc.	3.6%
Sysco Corp.	3.4%
Becton Dickinson & Co.	3.2%
Kering SA	3.0%
Willis Towers Watson PLC	2.8%
DSV AS	2.6%
Akzo Nobel NV	2.6%
CNH Industrial NV	2.6%
Envista Holdings Corp.	2.6%
adidas AG	2.5%

Geographic allocation

United States	50.2%
France	10.4%
Germany	9.0%
Switzerland	6.6%
United Kingdom	5.7%
Netherlands	4.7%
Ireland	3.9%
Denmark	2.6%
China	2.4%
South Korea	2.3%
Other	1.8%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Sector allocation

Consumer Discretionary	19.4%
Financials	18.5%
Health Care	16.1%
Industrials	12.5%
Information Technology	10.4%
Consumer Staples	8.0%
Materials	4.8%
Communication Services	4.1%
Energy	3.5%
Short Term Investments & Other, Net	2.7%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZGX

R6 Class

Oakmark Global Fund

Annual Shareholder Report September 30, 2025

OAZGX-AR

OAKBX

Investor Class

Oakmark Equity and Income Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	0.85%

How did the Fund perform during the last year and what affected its performance?

Oakmark Equity and Income Fund Investor Class returned 7.31%  for the year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% over the same period.

  At the equity sector level, Financials and Communication Services performed the strongest, while Health Care and Materials were the worst performing sectors.

  At the equity holdings level, Alphabet Class A led the positive contributors followed by Charles Schwab and Warner Bros Discovery. Centene, Wendy's and IQVIA Holdings were the worst performing equities.

  Fixed income securities contributed to absolute returns during the year.

Fund performance as of September 30, 2025

Total return based on $10,000 investment (as of September 30, 2025)

	Investor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
10/1/2015	$10,000	$10,000	$10,000	$10,000
12/31/2015	$10,155	$10,704	$9,943	$10,401
3/31/2016	$10,233	$10,849	$10,244	$10,621
6/30/2016	$10,190	$11,115	$10,471	$10,872
9/30/2016	$10,734	$11,543	$10,519	$11,143
12/31/2016	$11,268	$11,984	$10,206	$11,265
3/31/2017	$11,735	$12,711	$10,290	$11,710
6/30/2017	$11,935	$13,104	$10,438	$11,995
9/30/2017	$12,376	$13,691	$10,527	$12,357
12/31/2017	$12,898	$14,601	$10,568	$12,866
3/31/2018	$12,690	$14,490	$10,413	$12,742
6/30/2018	$12,718	$14,988	$10,397	$12,995
9/30/2018	$13,030	$16,143	$10,399	$13,592
12/31/2018	$11,824	$13,961	$10,569	$12,564
3/31/2019	$12,862	$15,866	$10,880	$13,734
6/30/2019	$13,306	$16,549	$11,215	$14,277
9/30/2019	$13,328	$16,830	$11,470	$14,557
12/31/2019	$14,106	$18,356	$11,490	$15,351
3/31/2020	$10,999	$14,759	$11,852	$13,680
6/30/2020	$12,608	$17,791	$12,195	$15,502
9/30/2020	$13,208	$19,380	$12,271	$16,376
12/31/2020	$15,331	$21,734	$12,353	$17,612
3/31/2021	$16,903	$23,076	$11,936	$18,018
6/30/2021	$17,919	$25,049	$12,155	$19,070
9/30/2021	$17,989	$25,194	$12,161	$19,146
12/31/2021	$18,635	$27,973	$12,162	$20,404
3/31/2022	$17,939	$26,686	$11,441	$19,369
6/30/2022	$15,776	$22,389	$10,904	$17,117
9/30/2022	$15,140	$21,296	$10,385	$16,304
12/31/2022	$16,228	$22,907	$10,580	$17,183
3/31/2023	$16,757	$24,624	$10,893	$18,158
6/30/2023	$17,650	$26,776	$10,801	$19,041
9/30/2023	$17,320	$25,900	$10,452	$18,425
12/31/2023	$19,042	$28,928	$11,165	$20,219
3/31/2024	$19,978	$31,982	$11,078	$21,421
6/30/2024	$19,540	$33,352	$11,086	$21,978
9/30/2024	$20,745	$35,315	$11,662	$23,211
12/31/2024	$20,703	$36,166	$11,304	$23,261
3/31/2025	$20,893	$34,621	$11,619	$22,924
6/30/2025	$21,633	$38,409	$11,759	$24,532
9/30/2025	$22,261	$41,530	$11,998	$25,921

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	7.31%	11.00%	8.33%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	11.67%	9.62%	9.99%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,240,296,023
# of Portfolio Holdings	252
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$33,430,813

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Alphabet, Inc., Class A	2.8%
Phillips 66	2.3%
TE Connectivity PLC	2.0%
Amazon.com, Inc.	1.9%
Reinsurance Group of America, Inc.	1.8%
Capital One Financial Corp.	1.8%
Willis Towers Watson PLC	1.7%
ConocoPhillips	1.7%
Bank of America Corp.	1.7%
Charles Schwab Corp.	1.7%

Asset allocation

Common Stocks	59.6%
Corporate Bonds	18.0%
Mortgage-Backed Securities	7.0%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	5.2%
Asset Backed Securities	1.9%
Bank Loans	1.6%
Short-Term Investments	1.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Financials	37.7%
Consumer Discretionary	14.5%
Industrials	8.9%
Health Care	8.5%
Communication Services	6.9%
Energy	6.6%
U.S. Government	5.2%
Information Technology	4.0%
Consumer Staples	2.5%
Materials	2.3%
Real Estate	1.1%
Utilities	0.3%
Short Term Investments & Other, Net	1.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKBX

Investor Class

Oakmark Equity and Income Fund

Annual Shareholder Report September 30, 2025

OAKBX-AR

OAYBX

Advisor Class

Oakmark Equity and Income Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	0.63%

How did the Fund perform during the last year and what affected its performance?

Oakmark Equity and Income Fund Advisor Class returned 7.57%  for the year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% over the same period.

  At the equity sector level, Financials and Communication Services performed the strongest, while Health Care and Materials were the worst performing sectors.

  At the equity holdings level, Alphabet Class A led the positive contributors followed by Charles Schwab and Warner Bros Discovery. Centene, Wendy's and IQVIA Holdings were the worst performing equities.

  Fixed income securities contributed to absolute returns during the year.

Fund performance as of September 30, 2025

Total return based on $100,000 investment (as of September 30, 2025)

	Advisor Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
10/1/2015	$100,000	$100,000	$100,000	$100,000
12/31/2015	$101,547	$107,043	$99,430	$104,014
3/31/2016	$102,329	$108,485	$102,445	$106,207
6/30/2016	$101,902	$111,149	$104,713	$108,719
9/30/2016	$107,340	$115,430	$105,193	$111,429
12/31/2016	$112,721	$119,845	$102,063	$112,653
3/31/2017	$117,425	$127,115	$102,896	$117,103
6/30/2017	$119,463	$131,040	$104,383	$119,948
9/30/2017	$123,945	$136,911	$105,269	$123,575
12/31/2017	$129,220	$146,009	$105,677	$128,661
3/31/2018	$127,172	$144,900	$104,134	$127,419
6/30/2018	$127,534	$149,876	$103,969	$129,951
9/30/2018	$130,665	$161,433	$103,989	$135,919
12/31/2018	$118,625	$139,607	$105,689	$125,641
3/31/2019	$129,132	$158,661	$108,800	$137,338
6/30/2019	$133,591	$165,489	$112,150	$142,773
9/30/2019	$133,812	$168,300	$114,696	$145,566
12/31/2019	$141,674	$183,564	$114,902	$153,507
3/31/2020	$110,539	$147,590	$118,520	$136,801
6/30/2020	$126,710	$177,909	$121,952	$155,019
9/30/2020	$132,792	$193,796	$122,707	$163,763
12/31/2020	$154,201	$217,338	$123,527	$176,117
3/31/2021	$170,070	$230,759	$119,361	$180,180
6/30/2021	$180,447	$250,486	$121,545	$190,698
9/30/2021	$181,253	$251,944	$121,608	$191,465
12/31/2021	$187,813	$279,726	$121,623	$204,044
3/31/2022	$180,901	$266,863	$114,405	$193,694
6/30/2022	$159,235	$223,895	$109,036	$171,168
9/30/2022	$152,872	$212,963	$103,854	$163,037
12/31/2022	$163,959	$229,065	$105,799	$171,833
3/31/2023	$169,426	$246,238	$108,933	$181,581
6/30/2023	$178,575	$267,765	$108,013	$190,410
9/30/2023	$175,339	$259,000	$104,523	$184,246
12/31/2023	$192,883	$289,281	$111,649	$202,193
3/31/2024	$202,546	$319,817	$110,783	$214,208
6/30/2024	$198,220	$333,517	$110,855	$219,775
9/30/2024	$210,512	$353,150	$116,615	$232,112
12/31/2024	$210,220	$361,658	$113,045	$232,610
3/31/2025	$212,267	$346,208	$116,188	$229,237
6/30/2025	$219,929	$384,091	$117,591	$245,321
9/30/2025	$226,455	$415,296	$119,978	$259,208

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Advisor Class	7.57%	11.27%	8.52%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	11.67%	9.62%	9.99%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,240,296,023
# of Portfolio Holdings	252
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$33,430,813

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Alphabet, Inc., Class A	2.8%
Phillips 66	2.3%
TE Connectivity PLC	2.0%
Amazon.com, Inc.	1.9%
Reinsurance Group of America, Inc.	1.8%
Capital One Financial Corp.	1.8%
Willis Towers Watson PLC	1.7%
ConocoPhillips	1.7%
Bank of America Corp.	1.7%
Charles Schwab Corp.	1.7%

Asset allocation

Common Stocks	59.6%
Corporate Bonds	18.0%
Mortgage-Backed Securities	7.0%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	5.2%
Asset Backed Securities	1.9%
Bank Loans	1.6%
Short-Term Investments	1.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Financials	37.7%
Consumer Discretionary	14.5%
Industrials	8.9%
Health Care	8.5%
Communication Services	6.9%
Energy	6.6%
U.S. Government	5.2%
Information Technology	4.0%
Consumer Staples	2.5%
Materials	2.3%
Real Estate	1.1%
Utilities	0.3%
Short Term Investments & Other, Net	1.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYBX

Advisor Class

Oakmark Equity and Income Fund

Annual Shareholder Report September 30, 2025

OAYBX-AR

OANBX

Institutional Class

Oakmark Equity and Income Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	0.59%

How did the Fund perform during the last year and what affected its performance?

Oakmark Equity and Income Fund Institutional Class returned 7.58%  for the year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% over the same period.

  At the equity sector level, Financials and Communication Services performed the strongest, while Health Care and Materials were the worst performing sectors.

  At the equity holdings level, Alphabet Class A led the positive contributors followed by Charles Schwab and Warner Bros Discovery. Centene, Wendy's and IQVIA Holdings were the worst performing equities.

  Fixed income securities contributed to absolute returns during the year.

Fund performance as of September 30, 2025

Total return based on $250,000 investment (as of September 30, 2025)

	Institutional Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
10/1/2015	$250,000	$250,000	$250,000	$250,000
12/31/2015	$253,867	$267,606	$248,576	$260,034
3/31/2016	$255,822	$271,213	$256,112	$265,518
6/30/2016	$254,756	$277,872	$261,782	$271,799
9/30/2016	$268,351	$288,576	$262,981	$278,572
12/31/2016	$281,802	$299,612	$255,156	$281,631
3/31/2017	$293,563	$317,787	$257,240	$292,758
6/30/2017	$298,749	$327,600	$260,958	$299,869
9/30/2017	$309,862	$342,278	$263,172	$308,936
12/31/2017	$323,094	$365,022	$264,194	$321,651
3/31/2018	$318,076	$362,251	$260,335	$318,547
6/30/2018	$318,878	$374,690	$259,922	$324,877
9/30/2018	$326,808	$403,582	$259,972	$339,796
12/31/2018	$296,749	$349,018	$264,223	$314,103
3/31/2019	$323,034	$396,652	$271,999	$343,345
6/30/2019	$334,299	$413,723	$280,375	$356,931
9/30/2019	$334,961	$420,749	$286,739	$363,914
12/31/2019	$354,620	$458,911	$287,255	$383,768
3/31/2020	$276,688	$368,974	$296,299	$342,004
6/30/2020	$317,286	$444,773	$304,879	$387,548
9/30/2020	$332,509	$484,489	$306,767	$409,407
12/31/2020	$386,223	$543,345	$308,818	$440,293
3/31/2021	$426,094	$576,897	$298,403	$450,450
6/30/2021	$452,087	$626,215	$303,863	$476,745
9/30/2021	$454,105	$629,859	$304,021	$478,661
12/31/2021	$470,552	$699,315	$304,057	$510,110
3/31/2022	$453,236	$667,157	$286,013	$484,235
6/30/2022	$398,952	$559,737	$272,589	$427,921
9/30/2022	$383,011	$532,407	$259,635	$407,593
12/31/2022	$410,785	$572,663	$264,498	$429,582
3/31/2023	$424,482	$615,596	$272,333	$453,952
6/30/2023	$447,405	$669,412	$270,034	$476,024
9/30/2023	$439,438	$647,499	$261,308	$460,615
12/31/2023	$483,371	$723,202	$279,122	$505,483
3/31/2024	$507,475	$799,543	$276,957	$535,521
6/30/2024	$496,664	$833,794	$277,138	$549,439
9/30/2024	$527,656	$882,876	$291,538	$580,281
12/31/2024	$526,822	$904,145	$282,612	$581,525
3/31/2025	$531,991	$865,519	$290,471	$573,091
6/30/2025	$551,223	$960,227	$293,977	$613,303
9/30/2025	$567,638	$1,038,241	$299,944	$648,020

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Institutional Class	7.58%	11.29%	8.55%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	11.67%	9.62%	9.99%

Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,240,296,023
# of Portfolio Holdings	252
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$33,430,813

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Alphabet, Inc., Class A	2.8%
Phillips 66	2.3%
TE Connectivity PLC	2.0%
Amazon.com, Inc.	1.9%
Reinsurance Group of America, Inc.	1.8%
Capital One Financial Corp.	1.8%
Willis Towers Watson PLC	1.7%
ConocoPhillips	1.7%
Bank of America Corp.	1.7%
Charles Schwab Corp.	1.7%

Asset allocation

Common Stocks	59.6%
Corporate Bonds	18.0%
Mortgage-Backed Securities	7.0%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	5.2%
Asset Backed Securities	1.9%
Bank Loans	1.6%
Short-Term Investments	1.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Financials	37.7%
Consumer Discretionary	14.5%
Industrials	8.9%
Health Care	8.5%
Communication Services	6.9%
Energy	6.6%
U.S. Government	5.2%
Information Technology	4.0%
Consumer Staples	2.5%
Materials	2.3%
Real Estate	1.1%
Utilities	0.3%
Short Term Investments & Other, Net	1.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANBX

Institutional Class

Oakmark Equity and Income Fund

Annual Shareholder Report September 30, 2025

OANBX-AR

OAZBX

R6 Class

Oakmark Equity and Income Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Equity and Income Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$58	0.56%

How did the Fund perform during the last year and what affected its performance?

Oakmark Equity and Income Fund R6 Class returned 7.65%  for the year ended September 30, 2025, underperforming its benchmark, the S&P 500 Index, which returned 17.60% over the same period.

  At the equity sector level, Financials and Communication Services performed the strongest, while Health Care and Materials were the worst performing sectors.

  At the equity holdings level, Alphabet Class A led the positive contributors followed by Charles Schwab and Warner Bros Discovery. Centene, Wendy's and IQVIA Holdings were the worst performing equities.

  Fixed income securities contributed to absolute returns during the year.

Fund performance as of September 30, 2025

Total return based on $1,000,000 investment (as of September 30, 2025)

	R6 Class	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
12/31/2015	$1,014,791	$1,070,426	$994,304	$1,040,136
3/31/2016	$1,022,605	$1,084,853	$1,024,447	$1,062,073
6/30/2016	$1,018,343	$1,111,489	$1,047,128	$1,087,194
9/30/2016	$1,072,688	$1,154,304	$1,051,925	$1,114,287
12/31/2016	$1,126,088	$1,198,448	$1,020,626	$1,126,525
3/31/2017	$1,172,730	$1,271,147	$1,028,961	$1,171,032
6/30/2017	$1,192,720	$1,310,402	$1,043,833	$1,199,478
9/30/2017	$1,236,771	$1,369,114	$1,052,690	$1,235,746
12/31/2017	$1,288,942	$1,460,087	$1,056,775	$1,286,606
3/31/2018	$1,268,121	$1,449,003	$1,041,339	$1,274,188
6/30/2018	$1,270,924	$1,498,760	$1,039,686	$1,299,509
9/30/2018	$1,302,156	$1,614,326	$1,039,888	$1,359,185
12/31/2018	$1,181,588	$1,396,073	$1,056,893	$1,256,412
3/31/2019	$1,285,329	$1,586,607	$1,087,997	$1,373,381
6/30/2019	$1,329,727	$1,654,892	$1,121,502	$1,427,726
9/30/2019	$1,331,924	$1,682,997	$1,146,956	$1,455,657
12/31/2019	$1,409,695	$1,835,645	$1,149,022	$1,535,073
3/31/2020	$1,099,149	$1,475,895	$1,185,196	$1,368,015
6/30/2020	$1,259,942	$1,779,092	$1,219,517	$1,550,191
9/30/2020	$1,319,939	$1,937,955	$1,227,067	$1,637,629
12/31/2020	$1,532,091	$2,173,381	$1,235,273	$1,761,173
3/31/2021	$1,690,255	$2,307,587	$1,193,614	$1,801,798
6/30/2021	$1,793,362	$2,504,858	$1,215,453	$1,906,981
9/30/2021	$1,801,871	$2,519,438	$1,216,083	$1,914,646
12/31/2021	$1,866,954	$2,797,259	$1,216,228	$2,040,438
3/31/2022	$1,798,797	$2,668,627	$1,144,054	$1,936,941
6/30/2022	$1,583,421	$2,238,948	$1,090,357	$1,711,684
9/30/2022	$1,520,171	$2,129,629	$1,038,540	$1,630,373
12/31/2022	$1,630,459	$2,290,651	$1,057,993	$1,718,327
3/31/2023	$1,685,381	$2,462,384	$1,089,331	$1,815,807
6/30/2023	$1,776,363	$2,677,648	$1,080,134	$1,904,095
9/30/2023	$1,744,741	$2,589,998	$1,045,233	$1,842,460
12/31/2023	$1,919,199	$2,892,809	$1,116,487	$2,021,933
3/31/2024	$2,015,061	$3,198,172	$1,107,827	$2,142,083
6/30/2024	$1,972,302	$3,335,175	$1,108,550	$2,197,754
9/30/2024	$2,094,969	$3,531,502	$1,166,151	$2,321,123
12/31/2024	$2,091,833	$3,616,582	$1,130,447	$2,326,101
3/31/2025	$2,113,146	$3,462,075	$1,161,884	$2,292,366
6/30/2025	$2,189,144	$3,840,909	$1,175,907	$2,453,212
9/30/2025	$2,255,153	$4,152,965	$1,199,777	$2,592,081

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
R6 Class	7.65%	11.32%	8.56%
S&P 500 Index	17.60%	16.47%	15.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index	11.67%	9.62%	9.99%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$6,240,296,023
# of Portfolio Holdings	252
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$33,430,813

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Alphabet, Inc., Class A	2.8%
Phillips 66	2.3%
TE Connectivity PLC	2.0%
Amazon.com, Inc.	1.9%
Reinsurance Group of America, Inc.	1.8%
Capital One Financial Corp.	1.8%
Willis Towers Watson PLC	1.7%
ConocoPhillips	1.7%
Bank of America Corp.	1.7%
Charles Schwab Corp.	1.7%

Asset allocation

Common Stocks	59.6%
Corporate Bonds	18.0%
Mortgage-Backed Securities	7.0%
Government and Agency Securities	5.2%
Collateralized Mortgage Obligations	5.2%
Asset Backed Securities	1.9%
Bank Loans	1.6%
Short-Term Investments	1.3%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Sector allocation

Financials	37.7%
Consumer Discretionary	14.5%
Industrials	8.9%
Health Care	8.5%
Communication Services	6.9%
Energy	6.6%
U.S. Government	5.2%
Information Technology	4.0%
Consumer Staples	2.5%
Materials	2.3%
Real Estate	1.1%
Utilities	0.3%
Short Term Investments & Other, Net	1.5%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZBX

R6 Class

Oakmark Equity and Income Fund

Annual Shareholder Report September 30, 2025

OAZBX-AR

OAKIX

Investor Class

Oakmark International Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$114	1.06%

How did the Fund perform during the last year and what affected its performance?

Oakmark International Fund Investor Class returned 15.56%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned 16.03% over the same period.

  The Fund’s exposure to Germany and the United Kingdom contributed most to returns, while exposure to Indonesia and Canada detracted most from returns.

  At the equity sector level, the Consumer Discretionary and Industrials performed the strongest, while Communications Services and Real Estate were the worst performing sectors.

  At the equity holdings level, BNP Paribas (France) led the positive contributors followed by Alibaba Group (China) and Continental AG (Germany). WPP (United Kingdom), Edenred (France) and Capgemini (France) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $10,000 investment (as of September 30, 2025)

	Investor Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
10/1/2015	$10,000	$10,000	$10,000
12/31/2015	$10,519	$10,391	$10,471
3/31/2016	$10,209	$10,189	$10,156
6/30/2016	$9,416	$10,081	$10,008
9/30/2016	$10,666	$10,716	$10,652
12/31/2016	$11,351	$10,677	$10,576
3/31/2017	$12,421	$11,404	$11,342
6/30/2017	$13,186	$12,046	$12,036
9/30/2017	$14,386	$12,723	$12,687
12/31/2017	$14,728	$13,262	$13,223
3/31/2018	$14,321	$12,991	$13,021
6/30/2018	$13,599	$12,895	$12,860
9/30/2018	$13,476	$13,063	$13,034
12/31/2018	$11,278	$11,393	$11,400
3/31/2019	$12,298	$12,584	$12,537
6/30/2019	$12,711	$13,061	$12,999
9/30/2019	$12,612	$12,939	$12,859
12/31/2019	$14,009	$13,955	$13,909
3/31/2020	$8,669	$10,709	$10,734
6/30/2020	$10,786	$12,352	$12,331
9/30/2020	$11,179	$12,960	$12,923
12/31/2020	$14,697	$15,014	$14,996
3/31/2021	$16,021	$15,621	$15,518
6/30/2021	$16,709	$16,503	$16,321
9/30/2021	$15,869	$16,394	$16,248
12/31/2021	$16,025	$16,910	$16,686
3/31/2022	$14,633	$16,096	$15,699
6/30/2022	$12,910	$13,737	$13,421
9/30/2022	$10,993	$12,474	$12,165
12/31/2022	$13,517	$14,493	$14,274
3/31/2023	$15,397	$15,655	$15,483
6/30/2023	$15,867	$16,130	$15,940
9/30/2023	$14,774	$15,468	$15,285
12/31/2023	$16,059	$17,093	$16,878
3/31/2024	$16,077	$18,049	$17,854
6/30/2024	$15,389	$17,940	$17,779
9/30/2024	$16,742	$19,332	$19,070
12/31/2024	$15,321	$17,896	$17,523
3/31/2025	$16,528	$19,006	$18,725
6/30/2025	$18,617	$21,296	$20,930
9/30/2025	$19,346	$22,432	$21,928

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	15.56%	11.59%	6.82%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI EAFE Index (Net)	14.99%	11.15%	8.17%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$14,558,625,245
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$108,589,195

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

BNP Paribas SA	2.9%
adidas AG	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.6%
CNH Industrial NV	2.5%
Reckitt Benckiser Group PLC	2.5%
Kering SA	2.3%
Bayer AG	2.3%
Pernod Ricard SA	2.2%
Bayerische Motoren Werke AG	2.2%

Geographic allocation

France	23.0%
Germany	20.7%
United Kingdom	11.6%
Netherlands	7.6%
Switzerland	6.9%
Japan	6.5%
United States	4.2%
South Korea	4.0%
Sweden	3.8%
Denmark	2.2%
Other	8.3%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Sector allocation

Industrials	21.5%
Consumer Discretionary	20.1%
Financials	15.4%
Consumer Staples	11.2%
Health Care	10.4%
Information Technology	10.2%
Materials	5.8%
Communication Services	1.6%
Real Estate	1.0%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKIX

Investor Class

Oakmark International Fund

Annual Shareholder Report September 30, 2025

OAKIX-AR

OAYIX

Advisor Class

Oakmark International Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$96	0.89%

How did the Fund perform during the last year and what affected its performance?

Oakmark International Fund Advisor Class returned 15.78%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned 16.03% over the same period.

  The Fund’s exposure to Germany and the United Kingdom contributed most to returns, while exposure to Indonesia and Canada detracted most from returns.

  At the equity sector level, the Consumer Discretionary and Industrials performed the strongest, while Communications Services and Real Estate were the worst performing sectors.

  At the equity holdings level, BNP Paribas (France) led the positive contributors followed by Alibaba Group (China) and Continental AG (Germany). WPP (United Kingdom), Edenred (France) and Capgemini (France) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $100,000 investment (as of September 30, 2025)

	Advisor Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
10/1/2015	$100,000	$100,000	$100,000
12/31/2015	$105,188	$103,915	$104,710
3/31/2016	$102,085	$101,887	$101,563
6/30/2016	$94,157	$100,815	$100,078
9/30/2016	$106,665	$107,161	$106,517
12/31/2016	$113,561	$106,771	$105,757
3/31/2017	$124,312	$114,040	$113,419
6/30/2017	$132,013	$120,461	$120,361
9/30/2017	$144,114	$127,233	$126,866
12/31/2017	$147,548	$132,617	$132,232
3/31/2018	$143,469	$129,914	$130,207
6/30/2018	$136,293	$128,945	$128,596
9/30/2018	$135,106	$130,629	$130,338
12/31/2018	$113,090	$113,931	$113,997
3/31/2019	$123,386	$125,835	$125,372
6/30/2019	$127,538	$130,605	$129,986
9/30/2019	$126,542	$129,390	$128,593
12/31/2019	$140,607	$139,555	$139,093
3/31/2020	$87,040	$107,093	$107,343
6/30/2020	$108,263	$123,524	$123,315
9/30/2020	$112,271	$129,601	$129,229
12/31/2020	$147,649	$150,142	$149,964
3/31/2021	$161,036	$156,211	$155,182
6/30/2021	$168,013	$165,030	$163,207
9/30/2021	$159,674	$163,943	$162,480
12/31/2021	$161,264	$169,096	$166,855
3/31/2022	$147,403	$160,964	$156,987
6/30/2022	$130,035	$137,374	$134,205
9/30/2022	$110,826	$124,742	$121,647
12/31/2022	$136,311	$144,931	$142,742
3/31/2023	$155,309	$156,553	$154,825
6/30/2023	$160,178	$161,297	$159,398
9/30/2023	$149,135	$154,678	$152,846
12/31/2023	$162,241	$170,932	$168,775
3/31/2024	$162,423	$180,490	$178,539
6/30/2024	$155,577	$179,402	$177,788
9/30/2024	$169,329	$193,321	$190,699
12/31/2024	$155,025	$178,965	$175,228
3/31/2025	$167,332	$190,064	$187,254
6/30/2025	$188,529	$212,957	$209,304
9/30/2025	$196,050	$224,317	$219,282

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Advisor Class	15.78%	11.79%	6.96%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI EAFE Index (Net)	14.99%	11.15%	8.17%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 09/30/1992—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$14,558,625,245
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$108,589,195

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

BNP Paribas SA	2.9%
adidas AG	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.6%
CNH Industrial NV	2.5%
Reckitt Benckiser Group PLC	2.5%
Kering SA	2.3%
Bayer AG	2.3%
Pernod Ricard SA	2.2%
Bayerische Motoren Werke AG	2.2%

Geographic allocation

France	23.0%
Germany	20.7%
United Kingdom	11.6%
Netherlands	7.6%
Switzerland	6.9%
Japan	6.5%
United States	4.2%
South Korea	4.0%
Sweden	3.8%
Denmark	2.2%
Other	8.3%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Sector allocation

Industrials	21.5%
Consumer Discretionary	20.1%
Financials	15.4%
Consumer Staples	11.2%
Health Care	10.4%
Information Technology	10.2%
Materials	5.8%
Communication Services	1.6%
Real Estate	1.0%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYIX

Advisor Class

Oakmark International Fund

Annual Shareholder Report September 30, 2025

OAYIX-AR

OANIX

Institutional Class

Oakmark International Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$88	0.82%

How did the Fund perform during the last year and what affected its performance?

Oakmark International Fund Institutional Class returned 15.84%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned 16.03% over the same period.

  The Fund’s exposure to Germany and the United Kingdom contributed most to returns, while exposure to Indonesia and Canada detracted most from returns.

  At the equity sector level, the Consumer Discretionary and Industrials performed the strongest, while Communications Services and Real Estate were the worst performing sectors.

  At the equity holdings level, BNP Paribas (France) led the positive contributors followed by Alibaba Group (China) and Continental AG (Germany). WPP (United Kingdom), Edenred (France) and Capgemini (France) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $250,000 investment (as of September 30, 2025)

	Institutional Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
10/1/2015	$250,000	$250,000	$250,000
12/31/2015	$262,969	$259,787	$261,774
3/31/2016	$255,213	$254,719	$253,907
6/30/2016	$235,392	$252,037	$250,194
9/30/2016	$266,662	$267,901	$266,292
12/31/2016	$283,903	$266,927	$264,392
3/31/2017	$310,781	$285,100	$283,548
6/30/2017	$330,033	$301,152	$300,902
9/30/2017	$360,286	$318,084	$317,165
12/31/2017	$369,067	$331,541	$330,581
3/31/2018	$358,869	$324,784	$325,518
6/30/2018	$341,055	$322,363	$321,491
9/30/2018	$338,085	$326,573	$325,846
12/31/2018	$282,983	$284,827	$284,993
3/31/2019	$308,734	$314,588	$313,429
6/30/2019	$319,394	$326,513	$324,964
9/30/2019	$316,902	$323,475	$321,483
12/31/2019	$352,102	$348,887	$347,733
3/31/2020	$218,015	$267,733	$268,358
6/30/2020	$271,283	$308,809	$308,286
9/30/2020	$281,456	$324,003	$323,072
12/31/2020	$370,255	$375,355	$374,911
3/31/2021	$403,927	$390,528	$387,956
6/30/2021	$421,403	$412,575	$408,017
9/30/2021	$400,517	$409,857	$406,200
12/31/2021	$404,604	$422,741	$417,139
3/31/2022	$369,829	$402,411	$392,468
6/30/2022	$326,396	$343,435	$335,514
9/30/2022	$278,202	$311,856	$304,118
12/31/2022	$342,100	$362,327	$356,855
3/31/2023	$389,949	$391,381	$387,064
6/30/2023	$402,173	$403,243	$398,495
9/30/2023	$374,596	$386,696	$382,114
12/31/2023	$407,513	$427,329	$421,938
3/31/2024	$408,122	$451,224	$446,347
6/30/2024	$390,920	$448,505	$444,469
9/30/2024	$425,628	$483,302	$476,747
12/31/2024	$389,706	$447,412	$438,069
3/31/2025	$420,658	$475,159	$468,136
6/30/2025	$474,119	$532,394	$523,260
9/30/2025	$493,034	$560,792	$548,204

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Institutional Class	15.84%	11.86%	7.03%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI EAFE Index (Net)	14.99%	11.15%	8.17%

Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 09/30/1992—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$14,558,625,245
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$108,589,195

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

BNP Paribas SA	2.9%
adidas AG	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.6%
CNH Industrial NV	2.5%
Reckitt Benckiser Group PLC	2.5%
Kering SA	2.3%
Bayer AG	2.3%
Pernod Ricard SA	2.2%
Bayerische Motoren Werke AG	2.2%

Geographic allocation

France	23.0%
Germany	20.7%
United Kingdom	11.6%
Netherlands	7.6%
Switzerland	6.9%
Japan	6.5%
United States	4.2%
South Korea	4.0%
Sweden	3.8%
Denmark	2.2%
Other	8.3%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Sector allocation

Industrials	21.5%
Consumer Discretionary	20.1%
Financials	15.4%
Consumer Staples	11.2%
Health Care	10.4%
Information Technology	10.2%
Materials	5.8%
Communication Services	1.6%
Real Estate	1.0%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANIX

Institutional Class

Oakmark International Fund

Annual Shareholder Report September 30, 2025

OANIX-AR

OAZIX

R6 Class

Oakmark International Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark International Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$82	0.76%

How did the Fund perform during the last year and what affected its performance?

Oakmark International Fund R6 Class returned 15.90%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned 16.03% over the same period.

  The Fund’s exposure to Germany and the United Kingdom contributed most to returns, while exposure to Indonesia and Canada detracted most from returns.

  At the equity sector level, the Consumer Discretionary and Industrials performed the strongest, while Communications Services and Real Estate were the worst performing sectors.

  At the equity holdings level, BNP Paribas (France) led the positive contributors followed by Alibaba Group (China) and Continental AG (Germany). WPP (United Kingdom), Edenred (France) and Capgemini (France) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $1,000,000 investment (as of September 30, 2025)

	R6 Class	MSCI World ex U.S. Index Global (Net)	MSCI EAFE Index (Net)
12/31/2015	$1,049,416	$1,039,147	$1,047,095
3/31/2016	$1,018,464	$1,018,875	$1,015,626
6/30/2016	$939,365	$1,008,148	$1,000,776
9/30/2016	$1,064,155	$1,071,606	$1,065,169
12/31/2016	$1,132,460	$1,067,707	$1,057,568
3/31/2017	$1,239,221	$1,140,400	$1,134,194
6/30/2017	$1,315,550	$1,204,607	$1,203,609
9/30/2017	$1,435,281	$1,272,335	$1,268,660
12/31/2017	$1,469,385	$1,326,166	$1,322,324
3/31/2018	$1,428,755	$1,299,135	$1,302,073
6/30/2018	$1,356,751	$1,289,451	$1,285,962
9/30/2018	$1,344,408	$1,306,293	$1,303,384
12/31/2018	$1,125,177	$1,139,309	$1,139,971
3/31/2019	$1,226,916	$1,258,351	$1,253,717
6/30/2019	$1,268,161	$1,306,052	$1,299,857
9/30/2019	$1,258,262	$1,293,901	$1,285,930
12/31/2019	$1,397,576	$1,395,548	$1,390,932
3/31/2020	$864,873	$1,070,934	$1,073,431
6/30/2020	$1,076,049	$1,235,237	$1,233,145
9/30/2020	$1,115,260	$1,296,014	$1,292,290
12/31/2020	$1,466,325	$1,501,419	$1,499,643
3/31/2021	$1,600,292	$1,562,111	$1,551,823
6/30/2021	$1,670,091	$1,650,300	$1,632,070
9/30/2021	$1,587,346	$1,639,428	$1,624,801
12/31/2021	$1,603,875	$1,690,963	$1,668,554
3/31/2022	$1,466,073	$1,609,645	$1,569,872
6/30/2022	$1,293,964	$1,373,742	$1,342,055
9/30/2022	$1,102,986	$1,247,425	$1,216,472
12/31/2022	$1,356,971	$1,449,309	$1,427,419
3/31/2023	$1,546,687	$1,565,525	$1,548,254
6/30/2023	$1,595,741	$1,612,971	$1,593,981
9/30/2023	$1,486,404	$1,546,784	$1,528,456
12/31/2023	$1,617,223	$1,709,316	$1,687,751
3/31/2024	$1,619,638	$1,804,896	$1,785,386
6/30/2024	$1,551,399	$1,794,019	$1,777,878
9/30/2024	$1,689,690	$1,933,207	$1,906,989
12/31/2024	$1,547,617	$1,789,648	$1,752,277
3/31/2025	$1,670,483	$1,900,638	$1,872,545
6/30/2025	$1,883,327	$2,129,574	$2,093,039
9/30/2025	$1,958,411	$2,243,170	$2,192,817

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
R6 Class	15.90%	11.92%	7.05%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI EAFE Index (Net)	14.99%	11.15%	8.17%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 09/30/1992—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$14,558,625,245
# of Portfolio Holdings	66
Portfolio Turnover Rate	51%
Total Advisory Fees Paid	$108,589,195

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

BNP Paribas SA	2.9%
adidas AG	2.8%
Ashtead Group PLC	2.6%
Glencore PLC	2.6%
CNH Industrial NV	2.5%
Reckitt Benckiser Group PLC	2.5%
Kering SA	2.3%
Bayer AG	2.3%
Pernod Ricard SA	2.2%
Bayerische Motoren Werke AG	2.2%

Geographic allocation

France	23.0%
Germany	20.7%
United Kingdom	11.6%
Netherlands	7.6%
Switzerland	6.9%
Japan	6.5%
United States	4.2%
South Korea	4.0%
Sweden	3.8%
Denmark	2.2%
Other	8.3%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Sector allocation

Industrials	21.5%
Consumer Discretionary	20.1%
Financials	15.4%
Consumer Staples	11.2%
Health Care	10.4%
Information Technology	10.2%
Materials	5.8%
Communication Services	1.6%
Real Estate	1.0%
Short Term Investments & Other, Net	2.8%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZIX

R6 Class

Oakmark International Fund

Annual Shareholder Report September 30, 2025

OAZIX-AR

OAKEX

Investor Class

Oakmark International Small Cap Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$142	1.33%

How did the Fund perform during the last year and what affected its performance?

Oakmark International Small Cap Fund Investor Class returned 13.64%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned 16.03% over the same period.

  The Fund’s exposure to South Korea and Japan contributed most to returns, while exposure to Belgium and the United Kingdom detracted most from returns.

  At the equity sector level, Financials and Consumer Staples performed the strongest, while Health Care and Materials were the worst performing sectors.

  At the equity holdings level, ISS (Denmark) led the positive contributors followed by JDE Peet's (Netherlands) and Azimut Holding (Italy). Softwareone Holding (Switzerland), Azelis Group (Belgium) and Hays (United Kingdom) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $10,000 investment (as of September 30, 2025)

	Investor Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
10/1/2015	$10,000	$10,000	$10,000
12/31/2015	$10,184	$10,391	$10,582
3/31/2016	$10,069	$10,189	$10,646
6/30/2016	$9,832	$10,081	$10,509
9/30/2016	$10,666	$10,716	$11,350
12/31/2016	$10,826	$10,677	$11,039
3/31/2017	$11,864	$11,404	$11,879
6/30/2017	$12,940	$12,046	$12,743
9/30/2017	$13,436	$12,723	$13,668
12/31/2017	$13,649	$13,262	$14,464
3/31/2018	$13,188	$12,991	$14,392
6/30/2018	$13,111	$12,895	$14,257
9/30/2018	$12,572	$13,063	$14,135
12/31/2018	$10,410	$11,393	$11,850
3/31/2019	$11,764	$12,584	$13,145
6/30/2019	$12,307	$13,061	$13,377
9/30/2019	$12,207	$12,939	$13,341
12/31/2019	$13,732	$13,955	$14,862
3/31/2020	$8,473	$10,709	$10,643
6/30/2020	$10,567	$12,352	$12,948
9/30/2020	$11,446	$12,960	$14,258
12/31/2020	$14,421	$15,014	$16,761
3/31/2021	$16,085	$15,621	$17,578
6/30/2021	$17,314	$16,503	$18,423
9/30/2021	$16,998	$16,394	$18,556
12/31/2021	$17,177	$16,910	$18,628
3/31/2022	$15,234	$16,096	$17,281
6/30/2022	$12,944	$13,737	$14,181
9/30/2022	$11,495	$12,474	$12,840
12/31/2022	$14,693	$14,493	$14,793
3/31/2023	$15,657	$15,655	$15,531
6/30/2023	$16,258	$16,130	$15,606
9/30/2023	$15,754	$15,468	$15,063
12/31/2023	$17,561	$17,093	$16,660
3/31/2024	$17,651	$18,049	$17,090
6/30/2024	$17,102	$17,940	$16,824
9/30/2024	$19,137	$19,332	$18,582
12/31/2024	$17,047	$17,896	$17,121
3/31/2025	$18,452	$19,006	$17,702
6/30/2025	$21,586	$21,296	$20,680
9/30/2025	$21,749	$22,432	$22,178

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	13.64%	13.70%	8.08%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI World ex U.S. Small Cap Index (Net)	19.35%	9.24%	8.29%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,337,580,371
# of Portfolio Holdings	65
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$13,467,625

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Azimut Holding SpA	3.2%
Julius Baer Group Ltd.	3.1%
Atea ASA	3.0%
Duerr AG	2.8%
ISS AS	2.6%
BNK Financial Group, Inc.	2.6%
Wynn Macau Ltd.	2.5%
Azelis Group NV	2.5%
Amplifon SpA	2.2%
TeamViewer SE	2.2%

Geographic allocation

Italy	13.0%
Germany	10.9%
United Kingdom	10.4%
Japan	8.3%
Sweden	7.3%
Switzerland	6.2%
Finland	5.4%
South Korea	4.7%
Mexico	3.6%
Australia	3.4%
Other	26.5%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Industrials	28.5%
Financials	15.4%
Information Technology	12.3%
Consumer Discretionary	11.7%
Consumer Staples	9.7%
Health Care	7.5%
Communication Services	4.3%
Real Estate	3.7%
Materials	3.7%
Short Term Investments & Other, Net	3.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKEX

Investor Class

Oakmark International Small Cap Fund

Annual Shareholder Report September 30, 2025

OAKEX-AR

OAYEX

Advisor Class

Oakmark International Small Cap Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$125	1.17%

How did the Fund perform during the last year and what affected its performance?

Oakmark International Small Cap Fund Advisor Class returned 13.79%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned 16.03% over the same period.

  The Fund’s exposure to South Korea and Japan contributed most to returns, while exposure to Belgium and the United Kingdom detracted most from returns.

  At the equity sector level, Financials and Consumer Staples performed the strongest, while Health Care and Materials were the worst performing sectors.

  At the equity holdings level, ISS (Denmark) led the positive contributors followed by JDE Peet's (Netherlands) and Azimut Holding (Italy). Softwareone Holding (Switzerland), Azelis Group (Belgium) and Hays (United Kingdom) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $100,000 investment (as of September 30, 2025)

	Advisor Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
10/1/2015	$100,000	$100,000	$100,000
12/31/2015	$101,842	$103,915	$105,819
3/31/2016	$100,692	$101,887	$106,457
6/30/2016	$98,320	$100,815	$105,090
9/30/2016	$106,657	$107,161	$113,500
12/31/2016	$108,336	$106,771	$110,385
3/31/2017	$118,792	$114,040	$118,785
6/30/2017	$129,544	$120,461	$127,435
9/30/2017	$134,512	$127,233	$136,682
12/31/2017	$136,717	$132,617	$144,644
3/31/2018	$132,090	$129,914	$143,917
6/30/2018	$131,396	$128,945	$142,566
9/30/2018	$125,921	$130,629	$141,352
12/31/2018	$104,341	$113,931	$118,504
3/31/2019	$117,897	$125,835	$131,453
6/30/2019	$123,335	$130,605	$133,770
9/30/2019	$122,499	$129,390	$133,410
12/31/2019	$137,786	$139,555	$148,616
3/31/2020	$84,972	$107,093	$106,426
6/30/2020	$106,047	$123,524	$129,483
9/30/2020	$114,948	$129,601	$142,582
12/31/2020	$144,869	$150,142	$167,611
3/31/2021	$161,574	$156,211	$175,784
6/30/2021	$173,996	$165,030	$184,234
9/30/2021	$170,998	$163,943	$185,563
12/31/2021	$172,766	$169,096	$186,277
3/31/2022	$153,308	$160,964	$172,805
6/30/2022	$130,360	$137,374	$141,812
9/30/2022	$115,875	$124,742	$128,401
12/31/2022	$148,067	$144,931	$147,928
3/31/2023	$157,866	$156,553	$155,307
6/30/2023	$163,925	$161,297	$156,061
9/30/2023	$158,936	$154,678	$150,634
12/31/2023	$177,272	$170,932	$166,604
3/31/2024	$178,182	$180,490	$170,899
6/30/2024	$172,727	$179,402	$168,240
9/30/2024	$193,454	$193,321	$185,815
12/31/2024	$172,298	$178,965	$171,208
3/31/2025	$186,600	$190,064	$177,023
6/30/2025	$218,392	$212,957	$206,803
9/30/2025	$220,132	$224,317	$221,776

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Advisor Class	13.79%	13.88%	8.21%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI World ex U.S. Small Cap Index (Net)	19.35%	9.24%	8.29%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,337,580,371
# of Portfolio Holdings	65
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$13,467,625

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Azimut Holding SpA	3.2%
Julius Baer Group Ltd.	3.1%
Atea ASA	3.0%
Duerr AG	2.8%
ISS AS	2.6%
BNK Financial Group, Inc.	2.6%
Wynn Macau Ltd.	2.5%
Azelis Group NV	2.5%
Amplifon SpA	2.2%
TeamViewer SE	2.2%

Geographic allocation

Italy	13.0%
Germany	10.9%
United Kingdom	10.4%
Japan	8.3%
Sweden	7.3%
Switzerland	6.2%
Finland	5.4%
South Korea	4.7%
Mexico	3.6%
Australia	3.4%
Other	26.5%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Industrials	28.5%
Financials	15.4%
Information Technology	12.3%
Consumer Discretionary	11.7%
Consumer Staples	9.7%
Health Care	7.5%
Communication Services	4.3%
Real Estate	3.7%
Materials	3.7%
Short Term Investments & Other, Net	3.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYEX

Advisor Class

Oakmark International Small Cap Fund

Annual Shareholder Report September 30, 2025

OAYEX-AR

OANEX

Institutional Class

Oakmark International Small Cap Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.08%

How did the Fund perform during the last year and what affected its performance?

Oakmark International Small Cap Fund Institutional Class returned 13.89%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned 16.03% over the same period.

  The Fund’s exposure to South Korea and Japan contributed most to returns, while exposure to Belgium and the United Kingdom detracted most from returns.

  At the equity sector level, Financials and Consumer Staples performed the strongest, while Health Care and Materials were the worst performing sectors.

  At the equity holdings level, ISS (Denmark) led the positive contributors followed by JDE Peet's (Netherlands) and Azimut Holding (Italy). Softwareone Holding (Switzerland), Azelis Group (Belgium) and Hays (United Kingdom) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $250,000 investment (as of September 30, 2025)

	Institutional Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
10/1/2015	$250,000	$250,000	$250,000
12/31/2015	$254,604	$259,787	$264,546
3/31/2016	$251,730	$254,719	$266,142
6/30/2016	$245,800	$252,037	$262,726
9/30/2016	$266,643	$267,901	$283,751
12/31/2016	$270,840	$266,927	$275,963
3/31/2017	$296,979	$285,100	$296,963
6/30/2017	$323,859	$301,152	$318,587
9/30/2017	$336,465	$318,084	$341,706
12/31/2017	$342,107	$331,541	$361,611
3/31/2018	$330,537	$324,784	$359,793
6/30/2018	$328,801	$322,363	$356,416
9/30/2018	$315,495	$326,573	$353,381
12/31/2018	$261,611	$284,827	$296,260
3/31/2019	$295,469	$314,588	$328,632
6/30/2019	$309,138	$326,513	$334,425
9/30/2019	$306,825	$323,475	$333,525
12/31/2019	$345,357	$348,887	$371,540
3/31/2020	$212,998	$267,733	$266,066
6/30/2020	$265,773	$308,809	$323,708
9/30/2020	$288,150	$324,003	$356,454
12/31/2020	$363,406	$375,355	$419,027
3/31/2021	$405,437	$390,528	$439,460
6/30/2021	$436,691	$412,575	$460,585
9/30/2021	$429,147	$409,857	$463,907
12/31/2021	$433,997	$422,741	$465,693
3/31/2022	$384,994	$402,411	$432,013
6/30/2022	$327,421	$343,435	$354,530
9/30/2022	$290,943	$311,856	$321,003
12/31/2022	$372,057	$362,327	$369,821
3/31/2023	$396,756	$391,381	$388,267
6/30/2023	$412,025	$403,243	$390,152
9/30/2023	$399,451	$386,696	$376,586
12/31/2023	$445,809	$427,329	$416,509
3/31/2024	$448,102	$451,224	$427,247
6/30/2024	$434,572	$448,505	$420,600
9/30/2024	$486,858	$483,302	$464,538
12/31/2024	$433,660	$447,412	$428,020
3/31/2025	$469,778	$475,159	$442,557
6/30/2025	$549,823	$532,394	$517,008
9/30/2025	$554,460	$560,792	$554,441

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Institutional Class	13.89%	13.99%	8.29%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI World ex U.S. Small Cap Index (Net)	19.35%	9.24%	8.29%

Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,337,580,371
# of Portfolio Holdings	65
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$13,467,625

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Azimut Holding SpA	3.2%
Julius Baer Group Ltd.	3.1%
Atea ASA	3.0%
Duerr AG	2.8%
ISS AS	2.6%
BNK Financial Group, Inc.	2.6%
Wynn Macau Ltd.	2.5%
Azelis Group NV	2.5%
Amplifon SpA	2.2%
TeamViewer SE	2.2%

Geographic allocation

Italy	13.0%
Germany	10.9%
United Kingdom	10.4%
Japan	8.3%
Sweden	7.3%
Switzerland	6.2%
Finland	5.4%
South Korea	4.7%
Mexico	3.6%
Australia	3.4%
Other	26.5%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Industrials	28.5%
Financials	15.4%
Information Technology	12.3%
Consumer Discretionary	11.7%
Consumer Staples	9.7%
Health Care	7.5%
Communication Services	4.3%
Real Estate	3.7%
Materials	3.7%
Short Term Investments & Other, Net	3.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANEX

Institutional Class

Oakmark International Small Cap Fund

Annual Shareholder Report September 30, 2025

OANEX-AR

OAZEX

R6 Class

Oakmark International Small Cap Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark International Small Cap Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$111	1.04%

How did the Fund perform during the last year and what affected its performance?

Oakmark International Small Cap Fund R6 Class returned 13.98%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World ex U.S. Index Global (Net), which returned 16.03% over the same period.

  The Fund’s exposure to South Korea and Japan contributed most to returns, while exposure to Belgium and the United Kingdom detracted most from returns.

  At the equity sector level, Financials and Consumer Staples performed the strongest, while Health Care and Materials were the worst performing sectors.

  At the equity holdings level, ISS (Denmark) led the positive contributors followed by JDE Peet's (Netherlands) and Azimut Holding (Italy). Softwareone Holding (Switzerland), Azelis Group (Belgium) and Hays (United Kingdom) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $1,000,000 investment (as of September 30, 2025)

	R6 Class	MSCI World ex U.S. Index Global (Net)	MSCI World ex U.S. Small Cap Index (Net)
12/31/2015	$1,008,765	$1,039,147	$1,058,185
3/31/2016	$997,374	$1,018,875	$1,064,570
6/30/2016	$973,882	$1,008,148	$1,050,904
9/30/2016	$1,056,462	$1,071,606	$1,135,004
12/31/2016	$1,072,358	$1,067,707	$1,103,853
3/31/2017	$1,175,187	$1,140,400	$1,187,851
6/30/2017	$1,281,689	$1,204,607	$1,274,347
9/30/2017	$1,330,900	$1,272,335	$1,366,824
12/31/2017	$1,351,993	$1,326,166	$1,446,444
3/31/2018	$1,306,266	$1,299,135	$1,439,172
6/30/2018	$1,298,645	$1,289,451	$1,425,664
9/30/2018	$1,245,297	$1,306,293	$1,413,523
12/31/2018	$1,031,159	$1,139,309	$1,185,040
3/31/2019	$1,165,226	$1,258,351	$1,314,530
6/30/2019	$1,219,019	$1,306,052	$1,337,698
9/30/2019	$1,209,088	$1,293,901	$1,334,098
12/31/2019	$1,360,150	$1,395,548	$1,486,159
3/31/2020	$839,312	$1,070,934	$1,064,265
6/30/2020	$1,046,652	$1,235,237	$1,294,831
9/30/2020	$1,133,734	$1,296,014	$1,425,815
12/31/2020	$1,429,298	$1,501,419	$1,676,108
3/31/2021	$1,594,608	$1,562,111	$1,757,842
6/30/2021	$1,717,531	$1,650,300	$1,842,340
9/30/2021	$1,687,860	$1,639,428	$1,855,630
12/31/2021	$1,706,441	$1,690,963	$1,862,770
3/31/2022	$1,514,532	$1,609,645	$1,728,053
6/30/2022	$1,288,043	$1,373,742	$1,418,121
9/30/2022	$1,144,543	$1,247,425	$1,284,011
12/31/2022	$1,464,119	$1,449,309	$1,479,284
3/31/2023	$1,561,315	$1,565,525	$1,553,068
6/30/2023	$1,621,400	$1,612,971	$1,560,607
9/30/2023	$1,571,918	$1,546,784	$1,506,344
12/31/2023	$1,754,772	$1,709,316	$1,666,038
3/31/2024	$1,763,799	$1,804,896	$1,708,990
6/30/2024	$1,710,542	$1,794,019	$1,682,399
9/30/2024	$1,915,446	$1,933,207	$1,858,153
12/31/2024	$1,707,508	$1,789,648	$1,712,080
3/31/2025	$1,849,720	$1,900,638	$1,770,228
6/30/2025	$2,164,893	$2,129,574	$2,068,031
9/30/2025	$2,183,150	$2,243,170	$2,217,764

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
R6 Class	13.98%	14.01%	8.30%
MSCI World ex U.S. Index Global (Net)	16.03%	11.60%	8.41%
MSCI World ex U.S. Small Cap Index (Net)	19.35%	9.24%	8.29%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 11/01/1995—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,337,580,371
# of Portfolio Holdings	65
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$13,467,625

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Azimut Holding SpA	3.2%
Julius Baer Group Ltd.	3.1%
Atea ASA	3.0%
Duerr AG	2.8%
ISS AS	2.6%
BNK Financial Group, Inc.	2.6%
Wynn Macau Ltd.	2.5%
Azelis Group NV	2.5%
Amplifon SpA	2.2%
TeamViewer SE	2.2%

Geographic allocation

Italy	13.0%
Germany	10.9%
United Kingdom	10.4%
Japan	8.3%
Sweden	7.3%
Switzerland	6.2%
Finland	5.4%
South Korea	4.7%
Mexico	3.6%
Australia	3.4%
Other	26.5%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Industrials	28.5%
Financials	15.4%
Information Technology	12.3%
Consumer Discretionary	11.7%
Consumer Staples	9.7%
Health Care	7.5%
Communication Services	4.3%
Real Estate	3.7%
Materials	3.7%
Short Term Investments & Other, Net	3.2%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZEX

R6 Class

Oakmark International Small Cap Fund

Annual Shareholder Report September 30, 2025

OAZEX-AR

OAKWX

Investor Class

Oakmark Global Select Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$117	1.11%

How did the Fund perform during the last year and what affected its performance?

Oakmark Global Select Fund Investor Class returned 11.48%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World Index (Net), which returned 17.25% over the same period.

  The Fund’s exposure to the United States and Netherlands contributed most to returns, while exposure to South Korea and Denmark detracted most from returns.

  At the equity sector level, Financials and Consumer Discretionary performed the strongest, while Health Care and Information Technology were the worst performing sectors.

  At the equity holdings level, Prosus (Netherlands) led the positive contributors followed by Alphabet Class A (U.S.) and Capital One Financial (U.S.). Centene (U.S.), Molina Healthcare (U.S.) and IQVIA Holdings (U.S.) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $10,000 investment (as of September 30, 2025)

	Investor Class	MSCI World Index (Net)
10/1/2015	$10,000	$10,000
12/31/2015	$10,742	$10,550
3/31/2016	$10,332	$10,513
6/30/2016	$9,949	$10,619
9/30/2016	$10,992	$11,136
12/31/2016	$11,809	$11,342
3/31/2017	$12,497	$12,066
6/30/2017	$13,270	$12,551
9/30/2017	$13,895	$13,159
12/31/2017	$14,310	$13,883
3/31/2018	$13,835	$13,705
6/30/2018	$13,531	$13,943
9/30/2018	$13,776	$14,637
12/31/2018	$11,277	$12,674
3/31/2019	$12,711	$14,255
6/30/2019	$13,202	$14,826
9/30/2019	$13,101	$14,905
12/31/2019	$14,637	$16,180
3/31/2020	$10,150	$12,774
6/30/2020	$12,492	$15,247
9/30/2020	$13,297	$16,456
12/31/2020	$16,546	$18,754
3/31/2021	$18,344	$19,677
6/30/2021	$19,606	$21,200
9/30/2021	$19,283	$21,199
12/31/2021	$19,724	$22,845
3/31/2022	$18,320	$21,668
6/30/2022	$15,268	$18,161
9/30/2022	$13,543	$17,037
12/31/2022	$15,293	$18,701
3/31/2023	$16,685	$20,146
6/30/2023	$17,633	$21,522
9/30/2023	$17,294	$20,777
12/31/2023	$18,764	$23,149
3/31/2024	$19,317	$25,205
6/30/2024	$18,992	$25,868
9/30/2024	$20,668	$27,514
12/31/2024	$19,642	$27,471
3/31/2025	$21,319	$26,979
6/30/2025	$22,286	$30,074
9/30/2025	$23,040	$32,260

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Investor Class	11.48%	11.62%	8.70%
MSCI World Index (Net)	17.25%	14.41%	12.43%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,018,809,351
# of Portfolio Holdings	25
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$7,776,599

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Sysco Corp.	6.7%
IQVIA Holdings, Inc.	6.3%
Reckitt Benckiser Group PLC	5.5%
Becton Dickinson & Co.	5.4%
Prosus NV	5.2%
CNH Industrial NV	5.1%
BNP Paribas SA	5.1%
Alibaba Group Holding Ltd.	4.6%
Bayer AG	4.4%
Roche Holding AG	4.3%

Geographic allocation

United States	58.1%
United Kingdom	9.7%
Germany	8.4%
France	6.2%
Netherlands	5.2%
China	4.6%
Switzerland	4.3%
Denmark	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Health Care	26.0%
Financials	19.5%
Consumer Staples	16.4%
Consumer Discretionary	13.8%
Industrials	8.3%
Communication Services	7.3%
Energy	3.8%
Information Technology	1.0%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKWX

Investor Class

Oakmark Global Select Fund

Annual Shareholder Report September 30, 2025

OAKWX-AR

OAYWX

Advisor Class

Oakmark Global Select Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$101	0.95%

How did the Fund perform during the last year and what affected its performance?

Oakmark Global Select Fund Advisor Class returned 11.67%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World Index (Net), which returned 17.25% over the same period.

  The Fund’s exposure to the United States and Netherlands contributed most to returns, while exposure to South Korea and Denmark detracted most from returns.

  At the equity sector level, Financials and Consumer Discretionary performed the strongest, while Health Care and Information Technology were the worst performing sectors.

  At the equity holdings level, Prosus (Netherlands) led the positive contributors followed by Alphabet Class A (U.S.) and Capital One Financial (U.S.). Centene (U.S.), Molina Healthcare (U.S.) and IQVIA Holdings (U.S.) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $100,000 investment (as of September 30, 2025)

	Advisor Class	MSCI World Index (Net)
10/1/2015	$100,000	$100,000
12/31/2015	$107,420	$105,500
3/31/2016	$103,318	$105,131
6/30/2016	$99,494	$106,191
9/30/2016	$109,923	$111,358
12/31/2016	$118,086	$113,423
3/31/2017	$125,111	$120,655
6/30/2017	$132,838	$125,513
9/30/2017	$139,160	$131,586
12/31/2017	$143,314	$138,831
3/31/2018	$138,562	$137,052
6/30/2018	$135,592	$139,429
9/30/2018	$138,116	$146,373
12/31/2018	$113,039	$126,736
3/31/2019	$127,511	$142,553
6/30/2019	$132,361	$148,256
9/30/2019	$131,422	$149,048
12/31/2019	$146,891	$161,804
3/31/2020	$101,944	$127,742
6/30/2020	$125,488	$152,471
9/30/2020	$133,573	$164,560
12/31/2020	$166,262	$187,535
3/31/2021	$184,436	$196,765
6/30/2021	$197,213	$212,003
9/30/2021	$193,959	$211,988
12/31/2021	$198,536	$228,450
3/31/2022	$184,467	$216,678
6/30/2022	$153,795	$181,606
9/30/2022	$136,493	$170,369
12/31/2022	$154,265	$187,006
3/31/2023	$168,321	$201,463
6/30/2023	$177,896	$215,222
9/30/2023	$174,558	$207,771
12/31/2023	$189,470	$231,489
3/31/2024	$195,150	$252,047
6/30/2024	$191,955	$258,680
9/30/2024	$208,994	$275,144
12/31/2024	$198,688	$274,710
3/31/2025	$215,680	$269,787
6/30/2025	$225,659	$300,736
9/30/2025	$233,391	$322,601

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Advisor Class	11.67%	11.81%	8.84%
MSCI World Index (Net)	17.25%	14.41%	12.43%

Advisor Class shares commenced operations on 11/30/2016. The performance attributed to the Advisor Class shares prior to that date is that of the Investor Class shares from 10/02/2006—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Advisor Class shares. During this period, Advisor Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Advisor Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,018,809,351
# of Portfolio Holdings	25
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$7,776,599

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Sysco Corp.	6.7%
IQVIA Holdings, Inc.	6.3%
Reckitt Benckiser Group PLC	5.5%
Becton Dickinson & Co.	5.4%
Prosus NV	5.2%
CNH Industrial NV	5.1%
BNP Paribas SA	5.1%
Alibaba Group Holding Ltd.	4.6%
Bayer AG	4.4%
Roche Holding AG	4.3%

Geographic allocation

United States	58.1%
United Kingdom	9.7%
Germany	8.4%
France	6.2%
Netherlands	5.2%
China	4.6%
Switzerland	4.3%
Denmark	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Health Care	26.0%
Financials	19.5%
Consumer Staples	16.4%
Consumer Discretionary	13.8%
Industrials	8.3%
Communication Services	7.3%
Energy	3.8%
Information Technology	1.0%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYWX

Advisor Class

Oakmark Global Select Fund

Annual Shareholder Report September 30, 2025

OAYWX-AR

OANWX

Institutional Class

Oakmark Global Select Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.88%

How did the Fund perform during the last year and what affected its performance?

Oakmark Global Select Fund Institutional Class returned 11.70%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World Index (Net), which returned 17.25% over the same period.

  The Fund’s exposure to the United States and Netherlands contributed most to returns, while exposure to South Korea and Denmark detracted most from returns.

  At the equity sector level, Financials and Consumer Discretionary performed the strongest, while Health Care and Information Technology were the worst performing sectors.

  At the equity holdings level, Prosus (Netherlands) led the positive contributors followed by Alphabet Class A (U.S.) and Capital One Financial (U.S.). Centene (U.S.), Molina Healthcare (U.S.) and IQVIA Holdings (U.S.) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $250,000 investment (as of September 30, 2025)

	Institutional Class	MSCI World Index (Net)
10/1/2015	$250,000	$250,000
12/31/2015	$268,549	$263,750
3/31/2016	$258,294	$262,827
6/30/2016	$248,734	$265,477
9/30/2016	$274,807	$278,394
12/31/2016	$295,215	$283,559
3/31/2017	$312,777	$301,638
6/30/2017	$332,095	$313,783
9/30/2017	$347,900	$328,966
12/31/2017	$358,417	$347,076
3/31/2018	$346,718	$342,630
6/30/2018	$339,289	$348,573
9/30/2018	$345,603	$365,934
12/31/2018	$283,036	$316,841
3/31/2019	$319,051	$356,382
6/30/2019	$331,383	$370,640
9/30/2019	$329,034	$372,621
12/31/2019	$367,769	$404,511
3/31/2020	$255,235	$319,355
6/30/2020	$314,380	$381,178
9/30/2020	$334,624	$411,401
12/31/2020	$416,715	$468,838
3/31/2021	$462,244	$491,913
6/30/2021	$494,253	$530,006
9/30/2021	$486,300	$529,970
12/31/2021	$497,625	$571,126
3/31/2022	$462,566	$541,696
6/30/2022	$385,873	$454,014
9/30/2022	$342,487	$425,921
12/31/2022	$386,957	$467,515
3/31/2023	$422,456	$503,657
6/30/2023	$446,710	$538,054
9/30/2023	$438,111	$519,428
12/31/2023	$475,626	$578,723
3/31/2024	$490,114	$630,117
6/30/2024	$482,090	$646,699
9/30/2024	$525,106	$687,860
12/31/2024	$499,126	$686,776
3/31/2025	$542,056	$674,467
6/30/2025	$567,137	$751,841
9/30/2025	$586,569	$806,502

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
Institutional Class	11.70%	11.88%	8.90%
MSCI World Index (Net)	17.25%	14.41%	12.43%

Institutional Class shares commenced operations on 11/30/2016. The performance attributed to the Institutional Class shares prior to that date is that of the Investor Class shares from 10/02/2006—11/30/2016. Performance prior to 11/30/2016 has not been adjusted to reflect the lower expenses of Institutional Class shares. During this period, Institutional Class shares would have had returns similar to, but potentially higher than, Investor Class shares due to the fact that Institutional Class shares represent interests in the same portfolio as Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,018,809,351
# of Portfolio Holdings	25
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$7,776,599

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Sysco Corp.	6.7%
IQVIA Holdings, Inc.	6.3%
Reckitt Benckiser Group PLC	5.5%
Becton Dickinson & Co.	5.4%
Prosus NV	5.2%
CNH Industrial NV	5.1%
BNP Paribas SA	5.1%
Alibaba Group Holding Ltd.	4.6%
Bayer AG	4.4%
Roche Holding AG	4.3%

Geographic allocation

United States	58.1%
United Kingdom	9.7%
Germany	8.4%
France	6.2%
Netherlands	5.2%
China	4.6%
Switzerland	4.3%
Denmark	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Health Care	26.0%
Financials	19.5%
Consumer Staples	16.4%
Consumer Discretionary	13.8%
Industrials	8.3%
Communication Services	7.3%
Energy	3.8%
Information Technology	1.0%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANWX

Institutional Class

Oakmark Global Select Fund

Annual Shareholder Report September 30, 2025

OANWX-AR

OAZWX

R6 Class

Oakmark Global Select Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Global Select Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$87	0.82%

How did the Fund perform during the last year and what affected its performance?

Oakmark Global Select Fund R6 Class returned 11.81%  for the year ended September 30, 2025, underperforming its benchmark, the MSCI World Index (Net), which returned 17.25% over the same period.

  The Fund’s exposure to the United States and Netherlands contributed most to returns, while exposure to South Korea and Denmark detracted most from returns.

  At the equity sector level, Financials and Consumer Discretionary performed the strongest, while Health Care and Information Technology were the worst performing sectors.

  At the equity holdings level, Prosus (Netherlands) led the positive contributors followed by Alphabet Class A (U.S.) and Capital One Financial (U.S.). Centene (U.S.), Molina Healthcare (U.S.) and IQVIA Holdings (U.S.) were the worst performing equities.

Fund performance as of September 30, 2025

Total return based on $1,000,000 investment (as of September 30, 2025)

	R6 Class	MSCI World Index (Net)
12/31/2015	$1,072,784	$1,054,998
3/31/2016	$1,031,817	$1,051,309
6/30/2016	$993,627	$1,061,909
9/30/2016	$1,097,781	$1,113,577
12/31/2016	$1,179,307	$1,134,234
3/31/2017	$1,248,059	$1,206,553
6/30/2017	$1,325,229	$1,255,130
9/30/2017	$1,387,667	$1,315,863
12/31/2017	$1,429,087	$1,388,306
3/31/2018	$1,381,697	$1,370,520
6/30/2018	$1,351,339	$1,394,291
9/30/2018	$1,375,774	$1,463,735
12/31/2018	$1,126,206	$1,267,364
3/31/2019	$1,269,414	$1,425,528
6/30/2019	$1,318,447	$1,482,558
9/30/2019	$1,308,329	$1,490,485
12/31/2019	$1,461,811	$1,618,044
3/31/2020	$1,013,659	$1,277,419
6/30/2020	$1,247,580	$1,524,712
9/30/2020	$1,327,917	$1,645,603
12/31/2020	$1,652,435	$1,875,354
3/31/2021	$1,833,762	$1,967,652
6/30/2021	$1,960,690	$2,120,026
9/30/2021	$1,929,155	$2,119,879
12/31/2021	$1,974,560	$2,284,504
3/31/2022	$1,835,506	$2,166,784
6/30/2022	$1,531,327	$1,816,057
9/30/2022	$1,359,248	$1,703,686
12/31/2022	$1,535,664	$1,870,059
3/31/2023	$1,676,542	$2,014,628
6/30/2023	$1,773,670	$2,152,217
9/30/2023	$1,740,419	$2,077,712
12/31/2023	$1,889,502	$2,314,892
3/31/2024	$1,947,028	$2,520,469
6/30/2024	$1,915,168	$2,586,797
9/30/2024	$2,085,975	$2,751,441
12/31/2024	$1,983,978	$2,747,104
3/31/2025	$2,154,547	$2,697,869
6/30/2025	$2,254,195	$3,007,364
9/30/2025	$2,332,297	$3,226,008

Average annual total returns (%)

Class	1 Year	5 Years	10 Years
R6 Class	11.81%	11.94%	8.93%
MSCI World Index (Net)	17.25%	14.41%	12.43%

R6 Class shares commenced operations on 12/15/2020. The performance attributed to the R6 Class shares prior to that date is that of the Investor Class shares from 10/02/2006—11/30/2016, and then the performance of the Institutional Class shares from 11/30/2016—12/15/2020. Performance prior to 12/15/2020 has not been adjusted to reflect the lower expenses of R6 Class shares. During this period, R6 Class shares would have had returns similar to, but potentially higher than, Institutional and Investor Class shares due to the fact that R6 Class shares represent interests in the same portfolio as Institutional and Investor Class shares but are subject to lower expenses.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$1,018,809,351
# of Portfolio Holdings	25
Portfolio Turnover Rate	65%
Total Advisory Fees Paid	$7,776,599

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

Sysco Corp.	6.7%
IQVIA Holdings, Inc.	6.3%
Reckitt Benckiser Group PLC	5.5%
Becton Dickinson & Co.	5.4%
Prosus NV	5.2%
CNH Industrial NV	5.1%
BNP Paribas SA	5.1%
Alibaba Group Holding Ltd.	4.6%
Bayer AG	4.4%
Roche Holding AG	4.3%

Geographic allocation

United States	58.1%
United Kingdom	9.7%
Germany	8.4%
France	6.2%
Netherlands	5.2%
China	4.6%
Switzerland	4.3%
Denmark	3.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Sector allocation

Health Care	26.0%
Financials	19.5%
Consumer Staples	16.4%
Consumer Discretionary	13.8%
Industrials	8.3%
Communication Services	7.3%
Energy	3.8%
Information Technology	1.0%
Short Term Investments & Other, Net	3.9%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZWX

R6 Class

Oakmark Global Select Fund

Annual Shareholder Report September 30, 2025

OAZWX-AR

OAKCX

Investor Class

Oakmark Bond Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	0.74%

How did the Fund perform during the last year and what affected its performance?

Oakmark Bond Fund Investor Class returned 4.16%  for the year ended September 30, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% over the same period.

  The Fund’s outperformance was mainly attributable to strong security selection within corporate debt and securitized credit. A small portion of outperformance was due to its duration and yield curve positioning, while overall allocation decisions were a small drag on relative performance.

  The Fund’s overweight allocations to loans and securitized products and its underweight position to US treasuries contributed positively to returns relative to the Fund’s benchmark, while its overweight allocation to high yield was a detraction for the period.

Fund performance as of September 30, 2025

Total return based on $10,000 investment (as of September 30, 2025)

	Investor Class	Bloomberg U.S. Aggregate Bond Index
1/28/2022	$10,000	$10,000
3/31/2022	$9,661	$9,611
6/30/2022	$9,111	$9,160
9/30/2022	$8,857	$8,725
12/31/2022	$9,049	$8,888
3/31/2023	$9,199	$9,151
6/30/2023	$9,222	$9,074
9/30/2023	$9,014	$8,781
12/31/2023	$9,653	$9,379
3/31/2024	$9,686	$9,307
6/30/2024	$9,740	$9,313
9/30/2024	$10,231	$9,797
12/31/2024	$9,963	$9,497
3/31/2025	$10,235	$9,761
6/30/2025	$10,429	$9,879
9/30/2025	$10,656	$10,079

Average annual total returns (%)

Class	1 Year	Since Inception 1/28/2022
Investor Class	4.16%	1.74%
Bloomberg U.S. Aggregate Bond Index	2.88%	0.21%

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$211,502,338
# of Portfolio Holdings	141
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$518,883

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

U.S. Treasury Notes, 3.875%, due 07/31/30	3.1%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.6%
U.S. Treasury Bonds, 5.000%, due 05/15/45	2.3%
U.S. Treasury Notes, 3.875%, due 06/30/30	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.5%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.5%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.4%
Federal Home Loan Mortgage Corp., Pool RJ2202, 5.500%, due 08/01/54	1.4%
Federal National Mortgage Association, Pool CB8992, 5.500%, due 08/01/54	1.3%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.3%

Asset allocation

Corporate Bonds	42.6%
Government and Agency Securities	19.6%
Collateralized Mortgage Obligations	12.7%
Mortgage-Backed Securities	11.9%
Asset Backed Securities	5.8%
Bank Loans	5.0%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAKCX

Investor Class

Oakmark Bond Fund

Annual Shareholder Report September 30, 2025

OAKCX-AR

OAYCX

Advisor Class

Oakmark Bond Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

This report also describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$55	0.54%

How did the Fund perform during the last year and what affected its performance?

Oakmark Bond Fund Advisor Class returned 4.37%  for the year ended September 30, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% over the same period.

  The Fund’s outperformance was mainly attributable to strong security selection within corporate debt and securitized credit. A small portion of outperformance was due to its duration and yield curve positioning, while overall allocation decisions were a small drag on relative performance.

  The Fund’s overweight allocations to loans and securitized products and its underweight position to US treasuries contributed positively to returns relative to the Fund’s benchmark, while its overweight allocation to high yield was a detraction for the period.

Fund performance as of September 30, 2025

Total return based on $100,000 investment (as of September 30, 2025)

	Advisor Class	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$100,000	$100,000
6/30/2020	$99,928	$100,420
9/30/2020	$102,041	$101,042
12/31/2020	$104,854	$101,718
3/31/2021	$103,596	$98,287
6/30/2021	$105,533	$100,085
9/30/2021	$105,930	$100,137
12/31/2021	$105,864	$100,149
3/31/2022	$100,366	$94,206
6/30/2022	$94,665	$89,785
9/30/2022	$92,043	$85,518
12/31/2022	$94,082	$87,120
3/31/2023	$95,692	$89,700
6/30/2023	$95,981	$88,943
9/30/2023	$93,973	$86,069
12/31/2023	$100,661	$91,936
3/31/2024	$100,924	$91,223
6/30/2024	$101,660	$91,283
9/30/2024	$106,819	$96,026
12/31/2024	$104,080	$93,086
3/31/2025	$106,966	$95,674
6/30/2025	$109,040	$96,829
9/30/2025	$111,488	$98,795

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 6/10/2020
Advisor Class	4.37%	1.79%	2.07%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	(0.23%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$211,502,338
# of Portfolio Holdings	141
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$518,883

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

U.S. Treasury Notes, 3.875%, due 07/31/30	3.1%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.6%
U.S. Treasury Bonds, 5.000%, due 05/15/45	2.3%
U.S. Treasury Notes, 3.875%, due 06/30/30	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.5%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.5%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.4%
Federal Home Loan Mortgage Corp., Pool RJ2202, 5.500%, due 08/01/54	1.4%
Federal National Mortgage Association, Pool CB8992, 5.500%, due 08/01/54	1.3%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.3%

Asset allocation

Corporate Bonds	42.6%
Government and Agency Securities	19.6%
Collateralized Mortgage Obligations	12.7%
Mortgage-Backed Securities	11.9%
Asset Backed Securities	5.8%
Bank Loans	5.0%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at oakmark.com/our-funds/?tab=documents or upon request by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

Effective October 1, 2025, the Fund's contractual expense limitation for Advisor Class was reduced to 0.48% of average daily net assets.

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAYCX

Advisor Class

Oakmark Bond Fund

Annual Shareholder Report September 30, 2025

OAYCX-AR

OANCX

Institutional Class

Oakmark Bond Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

This report also describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.52%

How did the Fund perform during the last year and what affected its performance?

Oakmark Bond Fund Institutional Class returned 4.39%  for the year ended September 30, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% over the same period.

  The Fund’s outperformance was mainly attributable to strong security selection within corporate debt and securitized credit. A small portion of outperformance was due to its duration and yield curve positioning, while overall allocation decisions were a small drag on relative performance.

  The Fund’s overweight allocations to loans and securitized products and its underweight position to US treasuries contributed positively to returns relative to the Fund’s benchmark, while its overweight allocation to high yield was a detraction for the period.

Fund performance as of September 30, 2025

Total return based on $250,000 investment (as of September 30, 2025)

	Institutional Class	Bloomberg U.S. Aggregate Bond Index
6/10/2020	$250,000	$250,000
6/30/2020	$249,833	$251,050
9/30/2020	$255,171	$252,605
12/31/2020	$262,254	$254,294
3/31/2021	$259,425	$245,718
6/30/2021	$264,056	$250,214
9/30/2021	$265,064	$250,343
12/31/2021	$264,909	$250,373
3/31/2022	$251,157	$235,515
6/30/2022	$236,906	$224,461
9/30/2022	$230,352	$213,794
12/31/2022	$235,461	$217,799
3/31/2023	$239,518	$224,250
6/30/2023	$240,253	$222,357
9/30/2023	$234,950	$215,172
12/31/2023	$251,718	$229,841
3/31/2024	$252,684	$228,058
6/30/2024	$254,541	$228,207
9/30/2024	$267,479	$240,064
12/31/2024	$260,632	$232,714
3/31/2025	$267,570	$239,186
6/30/2025	$272,780	$242,073
9/30/2025	$279,232	$246,987

Average annual total returns (%)

Class	1 Year	5 Years	Since Inception 6/10/2020
Institutional Class	4.39%	1.82%	2.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	(0.23%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$211,502,338
# of Portfolio Holdings	141
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$518,883

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

U.S. Treasury Notes, 3.875%, due 07/31/30	3.1%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.6%
U.S. Treasury Bonds, 5.000%, due 05/15/45	2.3%
U.S. Treasury Notes, 3.875%, due 06/30/30	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.5%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.5%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.4%
Federal Home Loan Mortgage Corp., Pool RJ2202, 5.500%, due 08/01/54	1.4%
Federal National Mortgage Association, Pool CB8992, 5.500%, due 08/01/54	1.3%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.3%

Asset allocation

Corporate Bonds	42.6%
Government and Agency Securities	19.6%
Collateralized Mortgage Obligations	12.7%
Mortgage-Backed Securities	11.9%
Asset Backed Securities	5.8%
Bank Loans	5.0%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at oakmark.com/our-funds/?tab=documents or upon request by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

Effective October 1, 2025, the Fund's contractual expense limitation for Institutional Class was reduced to 0.45% of average daily net assets.

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OANCX

Institutional Class

Oakmark Bond Fund

Annual Shareholder Report September 30, 2025

OANCX-AR

OAZCX

R6 Class

Oakmark Bond Fund

Annual Shareholder Report September 30, 2025

Fund overview

This annual shareholder report contains important information about Oakmark Bond Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at: oakmark.com/our-funds/?tab=documents. You can also request this information without charge by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

This report also describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$45	0.44%

How did the Fund perform during the last year and what affected its performance?

Oakmark Bond Fund R6 Class returned 4.48%  for the year ended September 30, 2025, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.88% over the same period.

  The Fund’s outperformance was mainly attributable to strong security selection within corporate debt and securitized credit. A small portion of outperformance was due to its duration and yield curve positioning, while overall allocation decisions were a small drag on relative performance.

  The Fund’s overweight allocations to loans and securitized products and its underweight position to US treasuries contributed positively to returns relative to the Fund’s benchmark, while its overweight allocation to high yield was a detraction for the period.

Fund performance as of September 30, 2025

Total return based on $1,000,000 investment (as of September 30, 2025)

	R6 Class	Bloomberg U.S. Aggregate Bond Index
12/31/2020	$1,005,874	$1,003,474
3/31/2021	$994,321	$969,632
6/30/2021	$1,013,329	$987,373
9/30/2021	$1,017,402	$987,885
12/31/2021	$1,017,017	$988,002
3/31/2022	$964,410	$929,371
6/30/2022	$909,818	$885,751
9/30/2022	$884,826	$843,657
12/31/2022	$904,628	$859,460
3/31/2023	$921,395	$884,918
6/30/2023	$923,381	$877,446
9/30/2023	$903,227	$849,094
12/31/2023	$967,890	$906,978
3/31/2024	$971,948	$899,943
6/30/2024	$979,306	$900,530
9/30/2024	$1,029,284	$947,322
12/31/2024	$1,003,138	$918,318
3/31/2025	$1,030,041	$943,856
6/30/2025	$1,050,302	$955,247
9/30/2025	$1,075,371	$974,638

Average annual total returns (%)

Class	1 Year	Since Inception 12/15/2020
R6 Class	4.48%	1.53%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.53%)

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results. To obtain the most recent month-end performance, please visit oakmark.com/our-funds/?tab=documents.

Key Fund statistics

Total Net Assets	$211,502,338
# of Portfolio Holdings	141
Portfolio Turnover Rate	144%
Total Advisory Fees Paid	$518,883

What did the Fund invest in? (as a % of total net assets) as of September 30, 2025

Top 10  holdings

U.S. Treasury Notes, 3.875%, due 07/31/30	3.1%
U.S. Treasury Bonds, 4.625%, due 05/15/54	2.6%
U.S. Treasury Bonds, 5.000%, due 05/15/45	2.3%
U.S. Treasury Notes, 3.875%, due 06/30/30	1.9%
Federal Home Loan Mortgage Corp., Pool SD6595, 5.500%, due 10/01/54	1.5%
Federal National Mortgage Association, Pool FS8007, 5.500%, due 06/01/54	1.5%
Federal Home Loan Mortgage Corp., Pool SD3470, 2.500%, due 06/01/52	1.4%
Federal Home Loan Mortgage Corp., Pool RJ2202, 5.500%, due 08/01/54	1.4%
Federal National Mortgage Association, Pool CB8992, 5.500%, due 08/01/54	1.3%
U.S. Treasury Bonds, 4.625%, due 11/15/44	1.3%

Asset allocation

Corporate Bonds	42.6%
Government and Agency Securities	19.6%
Collateralized Mortgage Obligations	12.7%
Mortgage-Backed Securities	11.9%
Asset Backed Securities	5.8%
Bank Loans	5.0%
Short-Term Investments	1.1%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is available at oakmark.com/our-funds/?tab=documents or upon request by contacting us at 1-800 OAKMARK (625-6275) or contacting your intermediary.

Effective October 1, 2025, the Fund's contractual expense limitation for R6 Class was reduced to 0.41% of average daily net assets.

Additional information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit oakmark.com/our-funds/?tab=documents.

Phone: 1-800-OAKMARK (625-6275)

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, contact + 1-800-OAKMARK (625-6275) or contact your intermediary.

OAZCX

R6 Class

Oakmark Bond Fund

Annual Shareholder Report September 30, 2025

OAZCX-AR

(b) Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	Registrant has adopted a code of ethics (the “Code”) that applies to its Principal Executive Officer, Principal Financial Officer and Treasurer.

(b)	No disclosures are required by Item 2(b).

(c)	During the period covered by the report, there were no material amendments made to the Code.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of the Code.

(e)	Not applicable.

(f)	A copy of the Code is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-06279 (filed December 4, 2024). Copies of the Code will also be made available free of charge upon request, by writing or calling The Oakmark Funds, P.O. Box 8510, Boston, MA 02266-8510, 1-800-OAKMARK (1-800-625-6275).

Item 3. Audit Committee Financial Expert.

Registrant’s board of trustees has determined that each of the following members of the Registrant’s audit committee qualifies as an “audit committee financial expert,” as such term is defined in Item 3(b) of Form N-CSR: Hugh T. Hurley, III, Christine M. Maki, Laurence C. Morse, Ph.D., and Mindy M. Posoff. Each of those members of Registrant’s audit committee is “independent” as such term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

Aggregate fees billed to the Registrant for professional services rendered by the Registrant’s principal accountant were as follows:

	Fiscal Year Ended September 30, 2025	Fiscal Year Ended September 30, 2024
Audit Fees[1]	$318,000	$327,550
Audit-Related Fees[2]	$12,524	$0
Tax Fees[3]	$136,298	$137,835
All Other Fees[4]	$73,535	$191,318

During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has authorized its chair to exercise that authority in the intervals between meetings; and the chair presents any such pre-approvals to the audit committee at its next regularly scheduled meeting. Under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, pre-approval of non-audit services may be waived provided that: 1) the aggregate amount for all such services provided constitutes no more than five percent of the total amount of revenues paid by the Registrant to its principal accountant during the fiscal year in which such services are provided; 2) such services were not recognized by management at the time of engagement as non-audit services; and 3) such services are promptly brought to the attention of the Registrant’s audit committee by management and approved prior to the completion of the audit by the audit committee or by one or more members of the audit committee who are members of the board of trustees to whom authority to grant such approvals has been delegated by the audit committee.

No audit-related, tax or non-audit services were approved by waiver pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

1             “Audit Fees” include amounts for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

2             “Audit-Related Fees” include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements.

3             “Tax Fees” include amounts for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, specifically distribution consultation.

4             “All Other Fees” include amounts for products and services provided by the principal accountant.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

The aggregate non-audit fees billed for the fiscal years ended September 30, 2025 and September 30, 2024 by the Registrant’s principal accountant for services rendered to the Registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant were $73,535 and $191,318, respectively. These non-audit services provided to the Registrant by the principal accountant related to clerical and ministerial tasks for the filing of tax reclaims in certain European Union countries.

The audit committee of Registrant’s board of trustees has considered whether the provision of non-audit services that were rendered by Registrant’s principal accountant to Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable.

(b) Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Registrant’s financial statements, which are included in Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

September 30, 2025

Annual Financial Statements and Other Information

Oakmark Fund

Oakmark Select Fund

Oakmark Global Fund

Oakmark Global Select Fund

Oakmark International Fund

Oakmark International Small Cap Fund

Oakmark Equity and Income Fund

Oakmark Bond Fund

Oakmark Funds

September 30, 2025

Annual Financial Statements and Other Information

Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Fund

September 30, 2025

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 95.7%
FINANCIALS - 36.9%
FINANCIAL SERVICES - 20.9%
Charles Schwab Corp.	7,690	$734,171
Intercontinental Exchange, Inc.	3,623	610,437
Capital One Financial Corp.	2,696	573,116
State Street Corp.	4,936	572,591
Ally Financial, Inc.	13,826	541,974
Fiserv, Inc. (a)	3,555	458,359
Carlyle Group, Inc.	6,687	419,287
Global Payments, Inc.	4,982	413,888
Nasdaq, Inc.	4,004	354,181
Bank of New York Mellon Corp.	2,293	249,794
Corebridge Financial, Inc.	7,780	249,349
		5,177,147
BANKS - 9.5%
Citigroup, Inc.	8,343	846,794
Bank of America Corp.	11,307	583,323
First Citizens BancShares, Inc., Class A	282	503,649
Wells Fargo & Co.	5,065	424,548
		2,358,314
INSURANCE - 6.5%
Willis Towers Watson PLC	1,960	677,082
American International Group, Inc.	6,894	541,458
Reinsurance Group of America, Inc.	1,959	376,388
		1,594,928
		9,130,389
ENERGY - 11.8%
Phillips 66	5,390	733,202
ConocoPhillips (b)	6,598	624,067
Marathon Petroleum Corp.	2,570	495,342
Targa Resources Corp.	2,433	407,625
APA Corp.	14,684	356,533
EOG Resources, Inc.	2,683	300,847
		2,917,616
HEALTH CARE - 10.0%
HEALTH CARE EQUIPMENT & SERVICES - 5.7%
Elevance Health, Inc.	1,569	506,975
GE HealthCare Technologies, Inc.	5,976	448,798
Zimmer Biomet Holdings, Inc.	3,109	306,265
Baxter International, Inc.	6,300	143,451
		1,405,489
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.3%
Merck & Co., Inc.	6,452	541,517
IQVIA Holdings, Inc. (a)	2,828	537,207
		1,078,724
		2,484,213
	Shares	Value
COMMUNICATION SERVICES - 9.6%
MEDIA & ENTERTAINMENT - 9.6%
Alphabet, Inc., Class A	3,586	$871,854
Warner Bros. Discovery, Inc. (a)	31,534	615,849
Comcast Corp., Class A	12,836	403,310
Charter Communications, Inc., Class A (a)	1,297	356,870
Liberty Broadband Corp., Class C (a)	2,170	137,882
		2,385,765
CONSUMER DISCRETIONARY - 9.1%
AUTOMOBILES & COMPONENTS - 2.7%
General Motors Co.	10,155	619,156
Magna International, Inc.	1,200	56,856
		676,012
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.4%
Amazon.com, Inc. (a)	1,595	350,214
Genuine Parts Co.	1,775	246,015
		596,229
CONSUMER SERVICES - 2.3%
Airbnb, Inc., Class A (a)	4,575	555,497
CONSUMER DURABLES & APPAREL - 1.7%
NIKE, Inc., Class B	5,935	413,848
		2,241,586
INDUSTRIALS - 8.6%
CAPITAL GOODS - 3.2%
Masco Corp.	4,361	306,999
Fortune Brands Innovations, Inc.	5,673	302,898
Deere & Co.	424	194,020
		803,917
TRANSPORTATION - 3.1%
Delta Air Lines, Inc.	8,904	505,308
Union Pacific Corp.	1,141	269,698
		775,006
COMMERCIAL & PROFESSIONAL SERVICES - 2.3%
Equifax, Inc.	2,191	561,980
		2,140,903
INFORMATION TECHNOLOGY - 3.6%
SOFTWARE & SERVICES - 2.2%
Salesforce, Inc.	2,322	550,314
TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
TE Connectivity PLC	1,600	351,345
		901,659
CONSUMER STAPLES - 3.1%
FOOD, BEVERAGE & TOBACCO - 3.1%
Keurig Dr. Pepper, Inc.	21,631	551,807
Constellation Brands, Inc., Class A	1,524	205,237
		757,044

Annual Financial Statements and Other Information: Oakmark Funds | 1

Oakmark Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 95.7% (continued)
MATERIALS - 1.6%
Corteva, Inc.	4,057	$274,382
Celanese Corp.	2,700	113,616
		387,998
REAL ESTATE - 1.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
CBRE Group, Inc., Class A (a)	2,157	339,857
Total common stocks - 95.7% (Cost $18,245,791)		23,687,030
	Par Value	Value
Short-term investments - 4.3%
REPURCHASE AGREEMENT - 4.3%
Fixed Income Clearing Corp. Repurchase Agreement, 4.20% dated 9/30/25 due 10/1/25, repurchase price $1,050,017, collateralized by United States Treasury Notes, 2.750% - 3.875% due 4/30/27 - 5/31/27, aggregate value plus accrued interest of $1,070,892 (Cost: $1,049,894)	$1,049,894	1,049,894
Total short-term investments - 4.3% (Cost $1,049,894)		1,049,894
TOTAL INVESTMENTS - 100.0% (COST $19,295,685)		24,736,924
Other Assets In Excess of Liabilities - 0.0% (c)		8,818
TOTAL NET ASSETS - 100.0%		$24,745,742

(a)  Non-income producing security.

(b)  All or a portion of this investment is held in connection with one or more options within the Fund.

(c)  Amount rounds to less than 0.1%.

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)
PUTS
Conocophillips	$97.50	10/17/25	(7,500)	$(70,943)	$(2,943)	$(2,436)	$(507)
Conocophillips	95.00	10/17/25	(500)	(4,730)	(126)	(152)	26
				$(75,673)	$(3,069)	$(2,588)	$(481)

2 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Select Fund

September 30, 2025

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 95.4%
FINANCIALS - 21.5%
FINANCIAL SERVICES - 16.0%
Charles Schwab Corp.	3,388	$323,418
Intercontinental Exchange, Inc.	1,911	321,941
Capital One Financial Corp.	1,505	319,847
Ally Financial, Inc.	6,048	237,074
		1,202,280
BANKS - 5.5%
First Citizens BancShares, Inc., Class A	232	415,321
		1,617,601
HEALTH CARE - 15.6%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.6%
IQVIA Holdings, Inc. (a)	2,660	505,240
ICON PLC (a)	949	166,075
Charles River Laboratories International, Inc. (a)	822	128,610
		799,925
HEALTH CARE EQUIPMENT & SERVICES - 5.0%
Centene Corp. (a)	5,864	209,228
Molina Healthcare, Inc. (a)	867	165,909
		375,137
		1,175,062
COMMUNICATION SERVICES - 12.5%
MEDIA & ENTERTAINMENT - 12.4%
Warner Bros. Discovery, Inc. (a)	22,437	438,194
Alphabet, Inc., Class A	1,570	381,574
Liberty Broadband Corp., Class C (a)	1,044	66,355
Charter Communications, Inc., Class A (a)	183	50,207
		936,330
TELECOMMUNICATION SERVICES - 0.1%
GCI Liberty, Inc., Class C (a)	78	2,911
		939,241
ENERGY - 12.4%
Phillips 66	3,187	433,496
ConocoPhillips	3,367	318,476
APA Corp.	7,501	182,129
		934,101
CONSUMER DISCRETIONARY - 10.7%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
Lithia Motors, Inc. (b)	1,309	413,676
CONSUMER SERVICES - 5.2%
Airbnb, Inc., Class A (a)	3,237	393,024
		806,700
	Shares	Value
INDUSTRIALS - 10.4%
COMMERCIAL & PROFESSIONAL SERVICES - 7.2%
Equifax, Inc.	1,271	$326,050
Paycom Software, Inc.	1,034	215,154
		541,204
CAPITAL GOODS - 3.2%
Deere & Co.	526	240,382
		781,586
INFORMATION TECHNOLOGY - 4.8%
SOFTWARE & SERVICES - 4.8%
Salesforce, Inc.	1,532	363,084
CONSUMER STAPLES - 4.0%
FOOD, BEVERAGE & TOBACCO - 4.0%
Keurig Dr. Pepper, Inc.	11,947	304,758
REAL ESTATE - 3.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.5%
CBRE Group, Inc., Class A (a)	1,690	266,237
Total common stocks - 95.4% (Cost $5,641,849)		7,188,370
	Par Value	Value
Short-term investments - 4.5%
REPURCHASE AGREEMENT - 4.5%
Fixed Income Clearing Corp. Repurchase Agreement, 4.20% dated 9/30/25 due 10/1/25, repurchase price $337,628, collateralized by a United States Treasury Note, 3.750% due 4/30/27, value plus accrued interest of $344,340 (Cost: $337,588)	$337,588	337,588
Total short-term investments - 4.5% (Cost $337,588)		337,588
TOTAL INVESTMENTS - 99.9% (COST $5,979,437)		7,525,958
Other Assets In Excess of Liabilities - 0.1%		3,844
TOTAL NET ASSETS - 100.0%		$7,529,802

(a)  Non-income producing security.

(b)  See Note 6 in the Notes to Financial Statements regarding investments in affiliated issuers.

Annual Financial Statements and Other Information: Oakmark Funds | 3

Oakmark Select Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the year on these securities are set forth below (in thousands). The industry, country or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2024	Value September 30, 2025	Percent of Net Assets
Lithia Motors CI A	1,309	$11,450	$9,761	$4,528	$(5,155)	$2,822	$412,614	$413,676	5.5%

4 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Global Fund

September 30, 2025

Schedule of Investments (in thousands)

	Shares	Value
Common stocks and equity-linked security - 97.3%
CONSUMER DISCRETIONARY - 19.4%
CONSUMER DURABLES & APPAREL - 7.2%
Kering SA (France)	102	$33,670
adidas AG (Germany)	132	27,824
Brunswick Corp. (United States)	300	18,953
		80,447
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.4%
Alibaba Group Holding Ltd. (China)	1,168	26,575
Prosus NV (Netherlands)	330	23,247
		49,822
AUTOMOBILES & COMPONENTS - 4.4%
General Motors Co. (United States)	319	19,479
Bayerische Motoren Werke AG (Germany)	170	17,043
Mercedes-Benz Group AG (Germany)	199	12,486
		49,008
CONSUMER SERVICES - 3.4%
Airbnb, Inc., Class A (United States) (a)	214	25,996
Vail Resorts, Inc. (United States)	82	12,325
		38,321
		217,598
FINANCIALS - 18.5%
FINANCIAL SERVICES - 7.6%
Julius Baer Group Ltd. (Switzerland)	402	27,754
Corebridge Financial, Inc. (United States)	843	27,028
Capital One Financial Corp. (United States)	91	19,281
Intercontinental Exchange, Inc. (United States)	67	11,255
		85,318
INSURANCE - 6.4%
Willis Towers Watson PLC (United States)	92	31,712
American International Group, Inc. (United States)	271	21,269
Prudential PLC (United Kingdom)	1,375	19,248
		72,229
BANKS - 4.5%
BNP Paribas SA (France)	294	26,683
Bank of America Corp. (United States)	451	23,272
		49,955
		207,502
HEALTH CARE - 16.1%
HEALTH CARE EQUIPMENT & SERVICES - 8.6%
Becton Dickinson & Co. (United States)	191	35,787
Envista Holdings Corp. (United States) (a)	1,420	28,915
Molina Healthcare, Inc. (United States) (a)	91	17,483
Elevance Health, Inc. (United States)	45	14,389
		96,574
	Shares	Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
IQVIA Holdings, Inc. (United States) (a)	213	$40,495
Roche Holding AG (Switzerland)	67	22,006
Bayer AG (Germany)	640	21,218
		83,719
		180,293
INDUSTRIALS - 12.5%
CAPITAL GOODS - 8.1%
CNH Industrial NV (United States)	2,673	29,003
Ashtead Group PLC (United Kingdom)	397	26,489
Brenntag SE (Germany)	362	21,655
Deere & Co. (United States)	29	13,306
		90,453
TRANSPORTATION - 4.4%
DSV AS (Denmark)	149	29,636
Ryanair Holdings PLC ADR (Ireland) (b)	260	15,660
Ryanair Holdings PLC, Equity-Linked Security (Ireland) (a) (c) (d)	145	4,193
		49,489
		139,942
INFORMATION TECHNOLOGY - 10.4%
TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
Samsung Electronics Co. Ltd. (South Korea)	429	25,664
TE Connectivity PLC (Ireland)	110	24,060
Hexagon AB, Class B (Sweden)	1,701	20,219
		69,943
SOFTWARE & SERVICES - 4.2%
Capgemini SE (France)	169	24,442
Dassault Systemes SE (France)	342	11,444
Salesforce, Inc. (United States)	46	10,855
		46,741
		116,684
CONSUMER STAPLES - 8.0%
FOOD, BEVERAGE & TOBACCO - 4.6%
Pernod Ricard SA (France)	208	20,391
Diageo PLC (United Kingdom)	747	17,844
Keurig Dr. Pepper, Inc. (United States)	500	12,763
		50,998
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.4%
Sysco Corp. (United States)	460	37,835
		88,833
MATERIALS - 4.8%
Akzo Nobel NV (Netherlands)	414	29,432
Glencore PLC (Switzerland)	5,319	24,435
		53,867

Annual Financial Statements and Other Information: Oakmark Funds | 5

Oakmark Global Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks and equity-linked security - 97.3% (continued)
COMMUNICATION SERVICES - 4.1%
MEDIA & ENTERTAINMENT - 4.1%
Alphabet, Inc., Class A (United States)	96	$23,216
Charter Communications, Inc., Class A (United States) (a)	62	16,919
Warner Bros. Discovery, Inc. (United States) (a)	309	6,027
		46,162
ENERGY - 3.5%
Targa Resources Corp. (United States)	153	25,550
ConocoPhillips (United States)	148	13,962
		39,512
Total common stocks and equity-linked security - 97.3% (Cost $891,664)		1,090,393
	Par Value	Value
Short-term investments - 2.3%
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp. Repurchase Agreement, 4.20% dated 9/30/25 due 10/1/25, repurchase price $25,446, collateralized by a United States Treasury Note, 3.750% due 4/30/27, value plus accrued interest of $25,952 (Cost: $25,443)	$25,443	25,443
Total short-term investments - 2.3% (Cost $25,443)		25,443
TOTAL INVESTMENTS - 99.6% (COST $917,107)		1,115,836
Foreign Currencies (Cost $894) - 0.1%		895
Other Assets In Excess of Liabilities - 0.3%		3,177
TOTAL NET ASSETS - 100.0%		$1,119,908

(a)  Non-income producing security.

(b)  Sponsored American Depositary Receipt

(c)  Security is an equity-linked security issued by HSBC Bank Plc. Equity-Linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(d)  Security is restricted. Security was acquired in transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or period notes below. At September 30, 2025, the value of Rule 144A holdings amounted to $4,193 (in thousands) or 0.37% of net assets.

Restricted Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC, Equity-Linked Security (a) (c) (d)	11/4/2024 - 11/8/2024	$2,912	$4,193	0.37%

6 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Global Select Fund

September 30, 2025

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 96.1%
HEALTH CARE - 26.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 15.1%
IQVIA Holdings, Inc. (United States) (a)	338	$64,200
Bayer AG (Germany)	1,359	45,049
Roche Holding AG (Switzerland)	136	44,304
		153,553
HEALTH CARE EQUIPMENT & SERVICES - 10.9%
Becton Dickinson & Co. (United States)	295	55,159
Elevance Health, Inc. (United States)	136	43,967
Molina Healthcare, Inc. (United States) (a)	62	11,768
		110,894
		264,447
FINANCIALS - 19.5%
FINANCIAL SERVICES - 10.5%
Charles Schwab Corp. (United States)	442	42,236
Capital One Financial Corp. (United States)	174	36,925
Intercontinental Exchange, Inc. (United States)	166	27,934
		107,095
BANKS - 5.2%
BNP Paribas SA (France)	577	52,376
INSURANCE - 3.8%
American International Group, Inc. (United States)	498	39,124
		198,595
CONSUMER STAPLES - 16.4%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 6.7%
Sysco Corp. (United States)	833	68,564
HOUSEHOLD & PERSONAL PRODUCTS - 5.5%
Reckitt Benckiser Group PLC (United Kingdom)	723	55,577
FOOD, BEVERAGE & TOBACCO - 4.2%
Diageo PLC (United Kingdom)	1,794	42,834
		166,975
CONSUMER DISCRETIONARY - 13.8%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.8%
Prosus NV (Netherlands)	756	53,215
Alibaba Group Holding Ltd. (China)	2,064	46,953
		100,168
AUTOMOBILES & COMPONENTS - 4.0%
Bayerische Motoren Werke AG (Germany)	230	23,081
Mercedes-Benz Group AG (Germany)	275	17,290
		40,371
		140,539
	Shares	Value
INDUSTRIALS - 8.3%
CAPITAL GOODS - 5.1%
CNH Industrial NV (United States)	4,829	$52,391
TRANSPORTATION - 3.2%
DSV AS (Denmark)	162	32,199
		84,590
COMMUNICATION SERVICES - 7.3%
MEDIA & ENTERTAINMENT - 7.3%
Alphabet, Inc., Class A (United States)	179	43,576
Charter Communications, Inc., Class A (United States) (a)	113	31,059
		74,635
ENERGY - 3.8%
ConocoPhillips (United States)	407	38,508
INFORMATION TECHNOLOGY - 1.0%
SOFTWARE & SERVICES - 1.0%
Dassault Systemes SE (France)	309	10,340
Total common stocks - 96.1% (Cost $813,264)		978,629
	Par Value	Value
Short-term investments - 3.6%
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp. Repurchase Agreement, 4.20% dated 9/30/25 due 10/1/25, repurchase price $36,738, collateralized by a United States Treasury Note, 3.750% due 4/30/27, value plus accrued interest of $37,469 (Cost: $36,734)	$36,734	36,734
Total short-term investments - 3.6% (Cost $36,734)		36,734
TOTAL INVESTMENTS - 99.7% (COST $849,998)		1,015,363
Foreign Currencies (Cost $1,752) - 0.2%		1,754
Other Assets In Excess of Liabilities - 0.1%		1,692
TOTAL NET ASSETS - 100.0%		$1,018,809

(a)  Non-income producing security.

Annual Financial Statements and Other Information: Oakmark Funds | 7

Oakmark International Fund

September 30, 2025

Schedule of Investments (in thousands)

	Shares	Value
Common stocks and equity-linked security - 95.3%
INDUSTRIALS - 21.5%
CAPITAL GOODS - 17.1%
Ashtead Group PLC (United Kingdom)	5,675	$378,957
CNH Industrial NV (United States)	34,193	370,997
Brenntag SE (Germany)	5,247	313,529
Airbus SE (France)	1,259	291,707
SMC Corp. (Japan)	816	250,704
Daimler Truck Holding AG (Germany)	6,058	249,082
Komatsu Ltd. (Japan)	5,153	179,784
Sandvik AB (Sweden)	5,481	152,413
Volvo AB, Class B (Sweden)	5,194	148,678
Bunzl PLC (United Kingdom)	3,807	120,107
SKF AB, Class B (Sweden)	1,437	35,589
		2,491,547
TRANSPORTATION - 3.0%
DSV AS (Denmark)	1,577	313,628
Ryanair Holdings PLC ADR (Ireland) (a)	1,069	64,400
Ryanair Holdings PLC, Equity-Linked Security (Ireland) (b) (c) (d)	2,160	62,434
		440,462
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
Rentokil Initial PLC (United Kingdom)	29,698	150,100
Intertek Group PLC (United Kingdom)	808	51,319
		201,419
		3,133,428
CONSUMER DISCRETIONARY - 20.1%
CONSUMER DURABLES & APPAREL - 8.6%
adidas AG (Germany)	1,919	404,231
Kering SA (France)	1,023	339,291
LVMH Moet Hennessy Louis Vuitton SE (France)	413	252,317
Cie Financiere Richemont SA, Class A (Switzerland)	1,315	250,509
		1,246,348
AUTOMOBILES & COMPONENTS - 5.1%
Bayerische Motoren Werke AG (Germany)	3,176	318,555
Continental AG (Germany)	3,569	235,130
Mercedes-Benz Group AG (Germany)	1,963	123,244
Aumovio SE (Germany) (b)	1,784	73,572
		750,501
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.7%
Alibaba Group Holding Ltd. (China)	13,276	301,962
Prosus NV (Netherlands)	3,308	232,813
		534,775
	Shares	Value
CONSUMER SERVICES - 2.7%
Accor SA (France)	5,511	$260,729
Flutter Entertainment PLC (United Kingdom) (b)	499	126,822
		387,551
		2,919,175
FINANCIALS - 15.4%
BANKS - 8.9%
BNP Paribas SA (France)	4,665	423,572
KB Financial Group, Inc. (South Korea)	3,708	305,273
Bank Mandiri Persero Tbk. PT (Indonesia)	905,157	238,985
Axis Bank Ltd. (India)	14,766	188,188
Intesa Sanpaolo SpA (Italy)	21,729	143,217
		1,299,235
INSURANCE - 4.3%
Prudential PLC (United Kingdom)	16,629	232,809
ASR Nederland NV (Netherlands)	3,197	216,880
Allianz SE (Germany)	410	172,080
		621,769
FINANCIAL SERVICES - 2.2%
Edenred SE (France) (e)	8,510	201,815
Schroders PLC (United Kingdom)	18,990	96,028
Worldline SA (France) (b) (e)	5,225	16,870
EXOR NV (Netherlands)	134	13,138
		327,851
		2,248,855
CONSUMER STAPLES - 11.2%
FOOD, BEVERAGE & TOBACCO - 7.8%
Pernod Ricard SA (France)	3,337	327,324
Danone SA (France)	2,515	218,940
Fomento Economico Mexicano SAB de CV ADR (Mexico) (a)	2,114	208,490
Asahi Group Holdings Ltd. (Japan)	16,872	202,561
Diageo PLC (United Kingdom)	7,299	174,291
		1,131,606
HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
Reckitt Benckiser Group PLC (United Kingdom)	4,711	362,296
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
Koninklijke Ahold Delhaize NV (Netherlands)	3,469	140,323
		1,634,225

8 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark International Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks and equity-linked security - 95.3% (continued)
HEALTH CARE - 10.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
Bayer AG (Germany)	9,998	$331,385
Roche Holding AG (Switzerland)	662	216,232
Eurofins Scientific SE (France)	2,825	204,918
Novartis AG (Switzerland)	1,286	161,704
		914,239
HEALTH CARE EQUIPMENT & SERVICES - 4.1%
Fresenius SE & Co. KGaA (Germany)	4,608	256,426
Fresenius Medical Care AG (Germany)	4,166	218,461
Siemens Healthineers AG (Germany)	2,438	131,736
		606,623
		1,520,862
INFORMATION TECHNOLOGY - 8.3%
SOFTWARE & SERVICES - 5.2%
Capgemini SE (France)	2,040	295,840
Dassault Systemes SE (France)	8,524	285,327
Fujitsu Ltd. (Japan)	7,423	174,877
		756,044
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
ASML Holding N.V. (Netherlands)	235	227,405
TECHNOLOGY HARDWARE & EQUIPMENT - 1.5%
Hexagon AB, Class B (Sweden)	18,859	224,160
		1,207,609
MATERIALS - 5.8%
Glencore PLC (Switzerland)	81,777	375,696
Akzo Nobel NV (Netherlands)	3,963	281,941
thyssenkrupp AG (Germany)	13,477	184,729
		842,366
COMMUNICATION SERVICES - 1.6%
MEDIA & ENTERTAINMENT - 1.6%
Publicis Groupe SA (France)	2,365	226,824
	Shares	Value
REAL ESTATE - 1.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Mitsubishi Estate Co. Ltd. (Japan)	6,302	$145,021
Total common stocks and equity-linked security - 95.3% (Cost $11,445,706)		13,878,365
Preferred stocks - 1.9%
INFORMATION TECHNOLOGY - 1.9%
TECHNOLOGY HARDWARE & EQUIPMENT - 1.9%
Samsung Electronics Co. Ltd. (South Korea)	5,818	275,353
Total preferred stocks - 1.9% (Cost $276,499)		275,353
	Par Value	Value
Short-term investments - 1.6%
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 4.20% dated 9/30/25 due 10/1/25, repurchase price $234,840, collateralized by United States Treasury Notes, 2.750% - 3.750% due 4/30/27, aggregate value plus accrued interest of $239,509 (Cost: $234,812)	$234,812	234,812
Total short-term investments - 1.6% (Cost $234,812)		234,812
TOTAL INVESTMENTS - 98.8% (COST $11,957,017)		14,388,530
Foreign Currencies (Cost $14,175) - 0.1%		14,189
Other Assets In Excess of Liabilities - 1.1%		155,906
TOTAL NET ASSETS - 100.0%		$14,558,625

(a)  Sponsored American Depositary Receipt

(b)  Non-income producing security.

(c)  Security is an equity-linked security issued by HSBC Bank Plc. Equity-Linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(d)  Security is restricted. Security was acquired in transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or period notes below. At September 30, 2025, the value of Rule 144A holdings amounted to $62,434 (in thousands) or 0.43% of net assets.

(e)  See Note 6 in the Notes to Financial Statements regarding investments in affiliated issuers.

Restricted Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC, Equity-Linked Security (b) (c) (d)	11/4/2024 - 11/8/2024	$43,355	$62,434	0.43%

Annual Financial Statements and Other Information: Oakmark Funds | 9

Oakmark International Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the year on these securities are set forth below (in thousands). The industry, country or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2024	Value September 30, 2025	Percent of Net Assets
Edenred (a)	8,510	$93,214	$164,322	$(65,661)	$(61,229)	$11,765	$399,813	$201,815	1.4%
Worldline (a)	5,225	6,481	44,206	(633,430)	570,991	0	117,034	16,870	0.1%
TOTAL	13,735	$99,695	$208,528	$(699,091)	$509,762	$11,765	$516,847	$218,685	1.5%

(a)  Due to transactions during the year ended September 30, 2025, the company is no longer an affiliate.

10 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark International Small Cap Fund

September 30, 2025

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 96.1%
INDUSTRIALS - 28.5%
CAPITAL GOODS - 16.9%
Duerr AG (Germany)	1,590	$37,261
Azelis Group NV (Belgium)	2,437	33,016
Valmet OYJ (Finland)	855	28,381
Travis Perkins PLC (United Kingdom)	3,264	26,800
Metso OYJ (Finland)	1,684	23,106
Howden Joinery Group PLC (United Kingdom)	2,020	22,913
Konecranes OYJ (Finland)	255	21,030
MISUMI Group, Inc. (Japan)	1,267	19,758
Fluidra SA (Spain)	499	13,507
		225,772
COMMERCIAL & PROFESSIONAL SERVICES - 11.6%
ISS AS (Denmark)	1,109	35,080
Loomis AB (Sweden)	651	27,779
Bravida Holding AB (Sweden)	2,098	20,445
Hays PLC (United Kingdom)	23,051	17,423
Adecco Group AG (Switzerland)	575	16,097
Mitie Group PLC (United Kingdom)	5,744	10,754
Pagegroup PLC (United Kingdom)	3,320	10,190
Randstad NV (Netherlands)	236	10,004
SThree PLC (United Kingdom)	3,349	7,341
		155,113
		380,885
FINANCIALS - 15.4%
FINANCIAL SERVICES - 10.7%
Azimut Holding SpA (Italy)	1,121	43,329
Julius Baer Group Ltd. (Switzerland)	606	41,810
Nexi SpA (Italy)	4,141	23,417
EFG International AG (Switzerland)	925	18,793
St. James's Place PLC (United Kingdom)	901	15,386
		142,735
BANKS - 4.7%
BNK Financial Group, Inc. (South Korea)	3,353	34,865
iM Financial Group Co. Ltd. (South Korea)	2,902	28,459
		63,324
		206,059
INFORMATION TECHNOLOGY - 12.3%
SOFTWARE & SERVICES - 9.1%
Atea ASA (Norway)	2,767	39,867
TeamViewer SE (Germany) (a)	2,909	29,593
TIS, Inc. (Japan)	703	23,201
Sopra Steria Group (France)	102	19,350
Alten SA (France)	122	9,987
		121,998
	Shares	Value
TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
Hamamatsu Photonics KK (Japan)	1,921	$20,853
Jenoptik AG (Germany)	855	17,242
Jeol, Ltd. (Japan)	129	4,439
		42,534
		164,532
CONSUMER DISCRETIONARY - 11.7%
AUTOMOBILES & COMPONENTS - 6.0%
Dometic Group AB (Sweden)	4,969	25,917
Pirelli & C SpA (Italy)	3,633	24,711
Autoliv, Inc. (Sweden)	189	23,329
Aumovio SE (Germany) (a)	136	5,596
		79,553
CONSUMER SERVICES - 2.5%
Wynn Macau Ltd. (China)	35,743	33,162
CONSUMER DURABLES & APPAREL - 1.8%
Ermenegildo Zegna NV (Italy)	2,539	23,994
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
Fielmann Group AG (Germany)	321	19,341
		156,050
CONSUMER STAPLES - 9.0%
FOOD, BEVERAGE & TOBACCO - 6.1%
Davide Campari-Milano NV (Italy)	4,457	28,099
JDE Peet's NV (Netherlands)	649	23,766
Bakkafrost P (Faroe Islands)	409	18,723
Strauss Group Ltd. (Israel)	400	11,294
		81,882
HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	12,671	26,803
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
Sugi Holdings Co. Ltd. (Japan)	486	11,719
		120,404
HEALTH CARE - 7.5%
HEALTH CARE EQUIPMENT & SERVICES - 5.4%
Amplifon SpA (Italy)	1,849	30,074
Ansell Ltd. (Australia)	1,043	21,995
ConvaTec Group PLC (United Kingdom)	4,230	13,164
Medmix AG (Switzerland)	581	6,526
		71,759
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
Grifols SA ADR (Spain) (b)	1,946	19,382
Gerresheimer AG (Germany)	229	9,507
		28,889
		100,648

Annual Financial Statements and Other Information: Oakmark Funds | 11

Oakmark International Small Cap Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 96.1% (continued)
COMMUNICATION SERVICES - 4.3%
MEDIA & ENTERTAINMENT - 3.3%
oOh!media Ltd. (Australia)	23,405	$23,075
Megacable Holdings SAB de CV (Mexico)	6,622	21,341
		44,416
TELECOMMUNICATION SERVICES - 1.0%
Sarana Menara Nusantara Tbk. PT (Indonesia)	391,462	13,742
		58,158
REAL ESTATE - 3.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.7%
Katitas Co. Ltd. (Japan)	1,509	28,607
Colliers International Group, Inc. (Canada)	57	8,946
LSL Property Services PLC (United Kingdom)	2,134	7,575
Ayala Land, Inc. (Philippines)	10,510	4,398
		49,526
MATERIALS - 3.7%
Lanxess AG (Germany)	1,075	26,628
Robertet SA (France)	13	12,305
Essentra PLC (United Kingdom)	5,137	7,434
Kansai Paint Co. Ltd. (Japan)	153	2,487
		48,854
Total common stocks - 96.1% (Cost $1,078,620)		1,285,116
Preferred stocks - 0.7%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES - 0.7%
Embotelladora Andina SA (Chile)	2,516	9,911
Total preferred stocks - 0.7% (Cost $7,311)		9,911
	Par Value	Value
Short-term investments - 2.9%
REPURCHASE AGREEMENT - 2.9%
Fixed Income Clearing Corp. Repurchase Agreement, 4.20% dated 9/30/25 due 10/1/25, repurchase price $38,426, collateralized by a United States Treasury Note, 3.750% due 4/30/27, value plus accrued interest of $39,190 (Cost: $38,422)	$38,422	$38,422
Total short-term investments - 2.9% (Cost $38,422)		38,422
TOTAL INVESTMENTS - 99.7% (COST $1,124,353)		1,333,449
Foreign Currencies (Cost $0) (d) - 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities - 0.3%		4,131
TOTAL NET ASSETS - 100.0%		$1,337,580

(a)  Non-income producing security.

(b)  Sponsored American Depositary Receipt

(c)  Amount rounds to less than 0.1%.

(d)  Amount rounds to less than $1,000.

12 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Equity and Income Fund

September 30, 2025

Schedule of Investments (in thousands)

	Shares	Value
Common stocks - 59.6%
FINANCIALS - 17.7%
FINANCIAL SERVICES - 11.1%
Capital One Financial Corp.	527	$111,923
Charles Schwab Corp.	1,103	105,287
Corebridge Financial, Inc.	2,911	93,303
Ally Financial, Inc.	2,331	91,391
Intercontinental Exchange, Inc.	524	88,351
Fiserv, Inc. (a)	617	79,524
State Street Corp.	568	65,917
Nasdaq, Inc.	521	46,100
Blackrock, Inc.	10	11,542
		693,338
INSURANCE - 4.9%
Reinsurance Group of America, Inc.	584	112,185
Willis Towers Watson PLC	316	109,024
American International Group, Inc.	1,110	87,148
		308,357
BANKS - 1.7%
Bank of America Corp.	2,062	106,385
		1,108,080
CONSUMER DISCRETIONARY - 9.8%
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.8%
Amazon.com, Inc. (a) (b)	533	117,118
Lithia Motors, Inc.	246	77,831
Genuine Parts Co.	330	45,669
		240,618
CONSUMER SERVICES - 2.5%
Airbnb, Inc., Class A (a)	775	94,100
Wendy's Co.	6,849	62,736
		156,836
AUTOMOBILES & COMPONENTS - 1.8%
BorgWarner, Inc.	1,330	58,462
General Motors Co.	839	51,142
		109,604
CONSUMER DURABLES & APPAREL - 1.7%
Brunswick Corp.	1,100	69,577
NIKE, Inc., Class B	540	37,661
		107,238
		614,296
HEALTH CARE - 7.2%
HEALTH CARE EQUIPMENT & SERVICES - 4.1%
Molina Healthcare, Inc. (a)	433	82,821
GE HealthCare Technologies, Inc.	864	64,856
Elevance Health, Inc.	194	62,814
Zimmer Biomet Holdings, Inc.	478	47,083
		257,574
	Shares	Value
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%
Merck & Co., Inc.	624	$52,389
IQVIA Holdings, Inc. (a)	266	50,524
ICON PLC (a)	264	46,113
Charles River Laboratories International, Inc. (a)	260	40,742
		189,768
		447,342
COMMUNICATION SERVICES - 6.8%
MEDIA & ENTERTAINMENT - 6.8%
Alphabet, Inc., Class A	707	171,920
Warner Bros. Discovery, Inc. (a)	3,945	77,042
Comcast Corp., Class A	2,165	68,031
Warner Music Group Corp., Class A	1,779	60,579
Charter Communications, Inc., Class A (a)	168	46,328
		423,900
		423,900
INDUSTRIALS - 6.7%
COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
Equifax, Inc.	379	97,276
ABM Industries, Inc.	1,060	48,874
OPENLANE, Inc. (a)	955	27,476
		173,626
CAPITAL GOODS - 2.7%
Deere & Co.	116	53,179
Masco Corp.	718	50,526
Owens Corning	254	35,902
Allison Transmission Holdings, Inc.	332	28,189
		167,796
TRANSPORTATION - 1.2%
Delta Air Lines, Inc.	1,369	77,685
		419,107
ENERGY - 4.8%
Phillips 66	1,060	144,222
ConocoPhillips	1,126	106,537
Targa Resources Corp.	300	50,178
		300,937
		300,937
INFORMATION TECHNOLOGY - 3.7%
TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
TE Connectivity PLC	560	122,932
CDW Corp.	270	42,990
		165,922
SOFTWARE & SERVICES - 1.0%
Salesforce, Inc.	278	65,791
		231,713

Annual Financial Statements and Other Information: Oakmark Funds | 13

Oakmark Equity and Income Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Shares	Value
Common stocks - 59.6% (continued)
INFORMATION TECHNOLOGY - 3.7% (continued)
MATERIALS - 1.7%
Glencore PLC	22,886	$105,142
CONSUMER STAPLES - 1.2%
FOOD, BEVERAGE & TOBACCO - 1.2%
Keurig Dr. Pepper, Inc.	2,845	72,586
Total common stocks - 59.6% (Cost $2,749,793)		3,723,103
	Par Value	Value
Fixed income - 38.9%
CORPORATE BONDS - 18.0%
FINANCIALS - 5.7%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust 4.375%, due 11/15/30	$29,150	29,005
Ally Financial, Inc. 6.992% (1 day USD SOFR + 3.260%), due 06/13/29 (c)	9,250	9,767
Ally Financial, Inc., Series B 4.70% (5 yr. CMT + 3.868%) (c) (d)	23,750	23,131
Ally Financial, Inc., Series C 4.70% (7 yr. CMT + 3.481%) (c) (d)	2,000	1,843
Arthur J Gallagher & Co. 5.55%, due 02/15/55	2,000	1,955
Bank of America Corp. 4.623% (1 day USD SOFR + 1.110%), due 05/09/29 (c)	13,575	13,743
Capital One Financial Corp. 7.624% (1 day USD SOFR + 3.070%), due 10/30/31 (c)	19,600	22,167
Carlyle Group, Inc. 5.05%, due 09/19/35	10,000	9,965
Citadel Securities Global Holdings LLC, 144A 6.20%, due 06/18/35 (e)	20,000	21,010
Citigroup, Inc. 4.503% (1 day USD SOFR + 1.171%), due 09/11/31 (c)	7,525	7,529
Citigroup, Inc., Series AA 7.625% (5 yr. CMT + 3.211%) (c) (d)	7,000	7,349
First Citizens BancShares, Inc. 5.231% (1 day USD SOFR + 1.410%), due 03/12/31 (c)	18,250	18,520
First Citizens BancShares, Inc. 6.254% (5 yr. CMT + 1.970%), due 03/12/40 (c)	13,250	13,423
Goldman Sachs Group, Inc. 5.218% (1 day USD SOFR + 1.580%), due 04/23/31 (c)	25,650	26,525
JPMorgan Chase & Co. 5.14% (1 day USD SOFR + 1.010%), due 01/24/31 (c)	27,250	28,142
	Par Value	Value
JPMorgan Chase & Co. 5.103% (1 day USD SOFR + 1.435%), due 04/22/31 (c)	$7,500	$7,748
KKR Group Finance Co. XII LLC, 144A 4.85%, due 05/17/32 (e)	9,000	9,098
LPL Holdings, Inc. 5.15%, due 06/15/30	14,225	14,478
Morgan Stanley 5.192% (1 day USD SOFR + 1.510%), due 04/17/31 (c)	14,850	15,334
Morgan Stanley 5.664% (1 day USD SOFR + 1.757%), due 04/17/36 (c)	1,350	1,424
Pershing Square Holdings Ltd., 144A 3.25%, due 11/15/30 (e)	14,000	12,887
South State Bank NA 8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (c)	9,350	9,794
Stifel Financial Corp. 4.00%, due 05/15/30	12,242	11,987
Truist Financial Corp. 5.867% (1 day USD SOFR + 2.361%), due 06/08/34 (c)	9,750	10,330
Wells Fargo & Co. 5.15% (1 day USD SOFR + 1.500%), due 04/23/31 (c)	20,750	21,400
Willis North America, Inc. 5.90%, due 03/05/54	4,600	4,686
		353,240
CONSUMER DISCRETIONARY - 4.3%
American Honda Finance Corp. 5.15%, due 07/09/32	10,000	10,246
American Honda Finance Corp. 5.20%, due 03/05/35	10,000	10,159
Aptiv Swiss Holdings Ltd. 5.15%, due 09/13/34	13,750	13,670
AutoNation, Inc. 4.75%, due 06/01/30	4,750	4,776
Beacon Roofing Supply Inc, 144A 6.75%, due 04/30/32 (e)	13,750	14,237
Brunswick Corp. 2.40%, due 08/18/31	35,813	31,138
Carnival Corp., 144A 5.75%, due 08/01/32 (e)	9,750	9,922
Carnival Corp., 144A 5.125%, due 05/01/29 (e)	1,000	1,000
Daimler Truck Finance North America LLC, 144A 5.25%, due 01/13/30 (e)	23,500	24,171
Expedia Group, Inc. 4.625%, due 08/01/27	13,576	13,668
General Motors Financial Co., Inc. 6.15%, due 07/15/35	10,000	10,458
Hilton Domestic Operating Co., Inc., 144A 5.75%, due 09/15/33 (e)	9,000	9,120
Hyatt Hotels Corp. 5.75%, due 03/30/32	20,000	20,858
Hyundai Capital America, 144A 4.50%, due 09/18/30 (e)	10,000	9,952

14 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Equity and Income Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 38.9% (continued)
CORPORATE BONDS - 18.0% (continued)
Lear Corp. 2.60%, due 01/15/32	$6,935	$6,093
Lithia Motors, Inc., 144A 3.875%, due 06/01/29 (e)	8,540	8,157
Lithia Motors, Inc., 144A 4.375%, due 01/15/31 (e)	5,000	4,748
M/I Homes, Inc. 3.95%, due 02/15/30	7,100	6,781
Marriott International, Inc. 4.50%, due 10/15/31	10,000	9,956
Mercedes-Benz Finance North America LLC, 144A 4.85%, due 01/11/29 (e)	10,000	10,175
MGM Resorts International 4.75%, due 10/15/28	13,875	13,767
Phinia Inc, 144A 6.625%, due 10/15/32 (e)	6,523	6,723
Thor Industries, Inc., 144A 4.00%, due 10/15/29 (e)	17,250	16,347
		266,122
INDUSTRIALS - 1.8%
Boeing Co. 6.858%, due 05/01/54	18,500	21,103
Bombardier, Inc., 144A 6.75%, due 06/15/33 (e)	15,000	15,653
Carlisle Cos., Inc. 5.55%, due 09/15/40	5,875	5,947
Carlisle Cos., Inc. 5.25%, due 09/15/35	1,875	1,898
Deere & Co. 5.45%, due 01/16/35	10,000	10,526
Delta Air Lines, Inc. 5.25%, due 07/10/30	13,000	13,263
GXO Logistics, Inc. 6.50%, due 05/06/34	8,200	8,816
Hilton Domestic Operating Co., Inc., 144A 3.625%, due 02/15/32 (e)	18,500	16,929
Molex Electronic Technologies LLC, 144A 5.25%, due 04/30/32 (e)	7,750	7,887
Molex Electronic Technologies LLC, 144A 4.75%, due 04/30/28 (e)	3,000	3,029
United Airlines, Inc., 144A 4.625%, due 04/15/29 (e)	10,000	9,847
		114,898
ENERGY - 1.8%
Aker BP ASA, 144A 4.00%, due 01/15/31 (e)	10,000	9,637
APA Corp. 5.35%, due 07/01/49	10,000	8,357
Expand Energy Corp. 4.75%, due 02/01/32	25,000	24,569
MPLX LP 5.40%, due 09/15/35	10,000	10,022
	Par Value	Value
Parsley Energy LLC/Parsley Finance Corp., 144A 4.125%, due 02/15/28 (e)	$26,312	$25,908
Patterson-UTI Energy, Inc. 7.15%, due 10/01/33	15,000	15,891
Plains All American Pipeline LP/ PAA Finance Corp. 4.70%, due 01/15/31	3,250	3,257
Valero Energy Corp. 6.625%, due 06/15/37	5,511	6,111
Williams Cos., Inc. 5.30%, due 09/30/35	10,000	10,148
		113,900
HEALTH CARE - 1.3%
Centene Corp. 4.625%, due 12/15/29	10,000	9,694
Cigna Group 4.875%, due 09/15/32	10,000	10,101
CVS Health Corp. 4.78%, due 03/25/38	20,000	18,745
GE HealthCare Technologies, Inc. 5.50%, due 06/15/35	2,625	2,721
Icon Investments Six DAC 6.00%, due 05/08/34	12,450	13,069
Select Medical Corp, 144A 6.25%, due 12/01/32 (e)	25,000	25,010
		79,340
REAL ESTATE - 1.1%
Alexandria Real Estate Equities, Inc. 5.50%, due 10/01/35	14,892	15,287
CBRE Services, Inc. 4.80%, due 06/15/30	10,000	10,159
CBRE Services, Inc. 2.50%, due 04/01/31	10,750	9,719
GLP Capital LP/GLP Financing II, Inc. 4.00%, due 01/15/31	9,425	9,021
GLP Capital LP/GLP Financing II, Inc. 5.75%, due 06/01/28	4,975	5,113
Omega Healthcare Investors, Inc. 5.20%, due 07/01/30	2,425	2,462
RHP Hotel Properties LP/ RHP Finance Corp., 144A 4.50%, due 02/15/29 (e)	10,875	10,665
RHP Hotel Properties LP/ RHP Finance Corp., 144A 6.50%, due 06/15/33 (e)	5,000	5,149
		67,575
CONSUMER STAPLES - 0.7%
Bacardi-Martini BV, 144A 6.00%, due 02/01/35 (e)	11,350	11,803
Bunge Ltd. Finance Corp. 5.25%, due 04/21/32	13,150	13,543
Bunge Ltd. Finance Corp. 2.00%, due 04/21/26	11,400	11,265
Philip Morris International, Inc. 4.875%, due 04/30/35	10,000	10,006
		46,617

Annual Financial Statements and Other Information: Oakmark Funds | 15

Oakmark Equity and Income Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 38.9% (continued)
CORPORATE BONDS - 18.0% (continued)
MATERIALS - 0.6%
Celanese U.S. Holdings LLC 6.75%, due 04/15/33	$10,000	$9,958
Glencore Funding LLC, 144A 2.625%, due 09/23/31 (e)	10,000	8,980
LYB International Finance III LLC 6.15%, due 05/15/35	15,000	15,632
		34,570
INFORMATION TECHNOLOGY - 0.3%
Broadcom, Inc. 4.60%, due 07/15/30	7,750	7,867
Oracle Corp. 5.20%, due 09/26/35	12,750	12,820
		20,687
UTILITIES - 0.3%
Southern Co., Series 21-A 3.75% (5 yr. CMT + 2.915%), due 09/15/51 (c)	13,750	13,567
Southern Power Co. 4.90%, due 10/01/35	4,250	4,191
		17,758
COMMUNICATION SERVICES - 0.1%
Vail Resorts, Inc., 144A 5.625%, due 07/15/30 (e)	7,750	7,799
Total corporate bonds (Cost $1,109,685)		1,122,506
MORTGAGE-BACKED SECURITIES - 7.0%
Federal Home Loan Mortgage Corp., Pool SD6595 5.50%, due 10/01/54	38,460	39,124
Federal National Mortgage Association, Pool CB8992 5.50%, due 08/01/54	33,664	34,174
Federal Home Loan Mortgage Corp., Pool SD5400 2.00%, due 01/01/52	37,358	30,470
Federal National Mortgage Association, Pool FA0201 5.50%, due 12/01/54	29,369	29,695
Federal National Mortgage Association, Pool FA1274 2.00%, due 02/01/52	36,231	29,483
Federal Home Loan Mortgage Corp., Pool RJ2202 5.50%, due 08/01/54	27,410	27,797
Federal Home Loan Mortgage Corp., Pool SD3470 2.50%, due 06/01/52	31,602	27,145
Federal National Mortgage Association, Pool BW9842 4.50%, due 09/01/52	26,023	25,446
	Par Value	Value
Federal Home Loan Mortgage Corp., Pool SD6569 5.50%, due 10/01/54	$24,355	$24,776
Federal National Mortgage Association, Pool FS8007 5.50%, due 06/01/54	22,172	22,554
Federal Home Loan Mortgage Corp., Pool SD6577 5.50%, due 09/01/54	19,827	20,116
Federal Home Loan Mortgage Corp., Pool QJ4474 5.50%, due 09/01/54	19,335	19,620
Federal Home Loan Mortgage Corp., Pool SD4953 2.50%, due 11/01/51	22,727	19,562
Federal Home Loan Mortgage Corp., Pool SD8188 2.00%, due 01/01/52	23,263	18,847
Federal National Mortgage Association, Pool FS9114 5.50%, due 09/01/54	18,476	18,659
Federal National Mortgage Association, Pool CB0830 2.50%, due 06/01/51	19,396	16,677
Federal National Mortgage Association, Pool BU1118 2.50%, due 10/01/51	15,742	13,441
Federal National Mortgage Association, Pool DC7132 5.50%, due 12/01/54	6,803	6,898
Federal Home Loan Mortgage Corp., Pool SD4990 5.00%, due 10/01/53	6,105	6,092
Federal National Mortgage Association, Pool BW9905 4.50%, due 10/01/52	6,136	5,995
Federal Home Loan Mortgage Corp., Pool RA8038 4.50%, due 10/01/52	3,145	3,076
Total mortgage-backed securities (Cost $431,916)		439,647
GOVERNMENT AND AGENCY SECURITIES - 5.2%
U.S. GOVERNMENT BONDS - 3.1%
4.50%, due 11/15/54	72,500	69,807
4.75%, due 02/15/45	43,700	43,973
3.625%, due 02/15/53	50,000	41,338
4.625%, due 11/15/44	29,425	29,152
4.75%, due 05/15/55	8,400	8,426
		192,696
U.S. GOVERNMENT NOTES - 2.1%
4.25%, due 05/15/35	70,200	70,847
3.875%, due 06/30/30	25,775	25,933
4.00%, due 07/31/32	20,450	20,546
4.25%, due 08/15/35	15,000	15,122
		132,448
Total government and agency securities (Cost $325,972)		325,144
16 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Equity and Income Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 38.9% (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2%
Federal Home Loan Mortgage Corp. REMICS, Series 5369-Class Z 6.00%, due 01/25/54	$22,177	$22,730
Government National Mortgage Association REMICS, Series 2023-149-Class DZ 5.50%, due 10/20/53	19,996	20,516
Federal Home Loan Mortgage Corp. REMICS, Series 5408-Class QZ 5.50%, due 04/25/54	17,673	17,817
Chase Home Lending Mortgage Trust, Series 2024-6-Class B1, 144A 7.076%, due 05/25/55 (c) (e)	15,274	16,225
JP Morgan Mortgage Trust, Series 2024-6-Class B1, 144A 6.911%, due 12/25/54 (c) (e)	14,755	15,533
JP Morgan Mortgage Trust, Series 2024-9-Class B1, 144A 6.995%, due 02/25/55 (c) (e)	14,013	14,836
Government National Mortgage Association REMICS, Seres 2023-164-Class BZ 6.00%, due 11/20/53	13,664	14,321
JP Morgan Mortgage Trust, Series 2025-NQM3-Class A2, 144A 5.648%, due 11/25/65 (c) (e)	13,251	13,336
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A 6.665%, due 01/25/55 (c) (e)	12,405	12,827
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A 6.911%, due 12/25/54 (c) (e)	10,752	11,225
Federal National Mortgage Association REMICS, Series 2023-54-Class GZ 6.50%, due 11/25/53	10,266	11,018
Sequoia Mortgage Trust, Series 2024-6-Class B1, 144A 6.572%, due 07/27/54 (c) (e)	10,280	10,613
Federal Home Loan Mortgage Corp. REMICS, Series 5389-Class BZ 5.00%, due 03/25/54	11,052	10,527
JP Morgan Mortgage Trust, Series 2024-12-Class B2, 144A 6.634%, due 06/25/55 (c) (e)	10,174	10,468
A&D Mortgage Trust, Series 2025-NQM4-Class A2, 144A 5.479%, due 10/25/70 (e)	10,000	10,007
JP Morgan Mortgage Trust, Series 2024-12-Class B1, 144A 6.634%, due 06/25/55 (c) (e)	9,257	9,592
Federal Home Loan Mortgage Corp. REMICS, Series 5413-Class Z 5.50%, due 05/25/54	8,643	8,961
Sequoia Mortgage Trust, Series 2024-9-Class B1A, 144A 6.00%, due 10/25/54 (c) (e)	8,030	8,084
	Par Value	Value
GS Mortgage-Backed Securities Trust, Series 2025-PJ6-Class B1, 144A 6.545%, due 11/25/55 (c) (e)	$6,976	$7,191
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B1, 144A 6.101%, due 06/25/55 (c) (e)	6,789	6,857
RCKT Mortgage Trust, Series 2021-5-Class B2A, 144A 2.921%, due 11/25/51 (c) (e)	8,300	6,855
OBX Trust, Series 2025-NQM13-Class A2, 144A 5.614%, due 05/25/65 (e)	6,732	6,784
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4-Class A2, 144A 5.608%, due 07/25/65 (e)	6,350	6,376
JP Morgan Mortgage Trust, Series 2025-CCM2-Class B2, 144A 6.578%, due 09/25/55 (c) (e)	6,085	6,150
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B2, 144A 6.101%, due 06/25/55 (c) (e)	4,949	4,967
RCKT Mortgage Trust, Series 2025-1-Class B2A, 144A 6.47%, due 03/25/55 (c) (e)	4,720	4,900
GS Mortgage-Backed Securities Trust, Series 2025-PJ3-Class B2, 144A 6.188%, due 07/25/55 (c) (e)	4,842	4,850
Chase Home Lending Mortgage Trust, Series 2025-4-Class B1, 144A 6.646%, due 03/25/56 (c) (e)	3,975	4,153
A&D Mortgage Trust, Series 2025-NQM3-Class A2, 144A 5.577%, due 08/25/70 (e)	3,895	3,904
GS Mortgage-Backed Securities Trust, Series 2025-PJ7-Class B2, 144A 6.562%, due 12/25/55 (c) (e)	3,726	3,829
GS Mortgage-Backed Securities Trust, Series 2025-PJ3-Class B1, 144A 6.188%, due 07/25/55 (c) (e)	3,783	3,828
OBX Trust, Series 2025-NQM16-Class A2, 144A 5.058%, due 08/25/65 (e)	3,400	3,395
Angel Oak Mortgage Trust, Series 2025-9-Class A2,144A 5.395%, due 08/25/70 (e)	3,169	3,177
Bank, Series 2022-BNK40-Class AS 3.504%, due 03/15/64 (c)	3,500	3,170
GS Mortgage-Backed Securities Trust, Series 2025-PJ4-Class B1, 144A 6.489%, due 09/25/55 (c) (e)	1,989	2,052
GS Mortgage-Backed Securities Trust, Series 2025-PJ1-Class B2, 144A 6.193%, due 06/25/55 (c) (e)	1,746	1,712
OBX Trust, Series 2025-NQM15-Class A2, 144A 5.396%, due 07/27/65 (e)	989	993
Total collateralized mortgage obligations (Cost $317,202)		323,779

Annual Financial Statements and Other Information: Oakmark Funds | 17

Oakmark Equity and Income Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 38.9% (continued)
ASSET BACKED SECURITIES - 1.9%
Santander Drive Auto Receivables Trust, Series 2024-4-Class D, 5.32%, due 12/15/31	$21,750	$22,020
CPS Auto Receivables Trust, Series 2023-D-Class D, 144A, 7.80%, due 01/15/30 (e)	9,237	9,631
Exeter Automobile Receivables Trust, Series 2025-2A-Class D, 5.89%, due 07/15/31	9,000	9,236
Carvana Auto Receivables Trust, Series 2024-P3-Class D, 5.39%, due 09/10/32	8,000	8,000
CPS Auto Receivables Trust, Series 2024-B-Class E, 144A, 8.36%, due 11/17/31 (e)	7,250	7,658
Sierra Timeshare Receivables Funding LLC, Series 2025-1A-Class D, 144A, 6.86%, due 01/21/42 (e)	7,079	7,140
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A, 8.04%, due 03/15/32 (e)	5,000	5,243
Westlake Automobile Receivables Trust, Series 2025-2A-Class D, 144A, 5.08%, due 05/15/31 (e)	4,600	4,637
Carvana Auto Receivables Trust, Series 2023-P2-Class D, 144A, 6.72%, due 06/10/30 (e)	4,000	4,202
Hyundai Auto Receivables Trust, Series 2025-B-Class C, 4.92%, due 07/15/32	3,800	3,867
Exeter Automobile Receivables Trust, Series 2025-3A-Class D, 5.57%, due 10/15/31	3,500	3,557
CPS Auto Receivables Trust, Series 2024-A-Class D, 144A, 6.13%, due 04/15/30 (e)	3,200	3,269
CPS Auto Receivables Trust, Series 2024-A-Class E, 144A, 8.42%, due 08/15/31 (e)	3,100	3,263
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A, 9.08%, due 04/15/30 (e)	3,000	3,135
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class C, 144A, 5.94%, due 01/20/43 (e)	2,855	2,890
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class C, 144A, 7.30%, due 04/20/40 (e)	2,756	2,851
Sierra Timeshare Receivables Funding LLC, Series 2023-3A-Class C, 144A, 7.12%, due 09/20/40 (e)	2,620	2,704
Sierra Timeshare Receivables Funding LLC, Series 2024-3A-Class C, 144A, 5.32%, due 08/20/41 (e)	2,599	2,610
	Par Value	Value
Carvana Auto Receivables Trust, Series 2024-P4-Class D,, 5.60%, due 12/10/32	$2,532	$2,547
Sierra Timeshare Receivables Funding LLC, Series 2024-2A-Class D, 144A, 7.48%, due 06/20/41 (e)	2,217	2,253
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A, 9.72%, due 04/20/40 (e)	1,919	2,015
Carvana Auto Receivables Trust, Series 2024-P2-Class D, 6.10%, due 06/10/31	1,625	1,668
Sierra Timeshare Receivables Funding LLC, Series 2024-1A-Class D, 144A, 8.02%, due 01/20/43 (e)	1,396	1,431
Carvana Auto Receivables Trust, Series 2025-P1-Class N,144A, 5.66%, due 03/10/33 (e)	580	580
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class C, 144A, 6.36%, due 06/20/40 (e)	384	387
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A, 9.22%, due 06/20/40 (e)	192	197
Total asset backed securities (Cost $114,066)		116,991
BANK LOANS (f) - 1.6%
CONSUMER STAPLES - 0.6%
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 6.663% (1 mo. USD Term SOFR + 2.500%), due 01/30/31 (c)	23,770	23,676
Belron Finance LLC 2025 Repriced Term Loan B 6.742% (3 mo. USD Term SOFR + 2.500%), due 10/16/31 (c)	13,365	13,424
		37,100
CONSUMER DISCRETIONARY - 0.4%
Raising Cane's Restaurants LLC 2024 Term Loan B 6.163% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (c)	9,900	9,929
Peer Holding III BV 2025 USD Term Loan B4B 6.502% (3 mo. USD Term SOFR + 2.500%), due 10/28/30 (c)	8,767	8,769
Peer Holding III BV 2025 USD Term Loan B5B 6.502% (3 mo. USD Term SOFR + 2.500%), due 07/01/31 (c)	4,963	4,963
Peer Holding III BV 2025 USD Term Loan B 0.00%, due 09/27/32 (g)	5,000	5,000
		28,661

18 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Equity and Income Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 38.9% (continued)
BANK LOANS (f) - 1.6% (continued)
INDUSTRIALS - 0.4%
Boost Newco Borrower LLC 2025 USD Term Loan B 6.002% (3 mo. USD Term SOFR + 2.000%), due 01/31/31 (c)	$14,888	$14,894
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B 7.413% (1 mo. USD Term SOFR + 3.250%), due 04/01/32 (c)	4,902	4,893
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan 3.25%, due 04/01/32 (h)	86	86
SkyMiles IP Ltd. 2020 Skymiles Term Loan B 7.752% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (c)	3,863	3,864
		23,737
FINANCIALS - 0.2%
Blackstone Mortgage Trust, Inc. 2025 Term Loan B6 7.163% (1 mo. USD Term SOFR + 3.000%), due 12/10/30 (c)	9,950	9,987
Total bank loans (Cost $99,567)		99,485
Total fixed income - 38.9% (Cost $2,398,408)		2,427,552
	Par Value	Value
Short-term investments - 1.3%
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp. Repurchase Agreement, 4.20% dated 9/30/25 due 10/1/25, repurchase price $79,014, collateralized by a United States Treasury Note, 2.750% due 4/30/27, value plus accrued interest of $80,585 (Cost: $79,005)	$79,005	$79,005
Total short-term investments - 1.3% (Cost $79,005)		79,005
TOTAL INVESTMENTS - 99.8% (COST $5,227,206)		6,229,660
Other Assets In Excess of Liabilities - 0.2%		10,636
NET ASSETS - 100.0%		$6,240,296

(a)  Non-income producing security.

(b)  All or a portion of this investment is held in connection with one or more options within the Fund.

(c)  Floating Rate Note. Rate shown is as of September 30, 2025.

(d)  Security is perpetual and has no stated maturity date.

(e)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $596,660 (in thousands) or 9.56% of net assets.

(f)  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

(g)  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(h)  All or a portion of this investment is an unfunded loan commitment (See Note 2).

Abbreviations:

  SOFR: Secured Overnight Financing Rate

WRITTEN OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid by Fund	Unrealized Gain/(Loss)
CALLS
Amazon.com, Inc.	$245.00	12/19/25	(1,000)	$(21,957)	$(535)	$(1,156)	$621
			(1,000)	$(21,957)	$(535)	$(1,156)	$621

Annual Financial Statements and Other Information: Oakmark Funds | 19

Oakmark Bond Fund

September 30, 2025

Schedule of Investments (in thousands)

	Par Value	Value
Fixed income - 97.6%
CORPORATE BONDS - 42.6%
CONSUMER DISCRETIONARY - 8.7%
American Honda Finance Corp. 5.20%, due 03/05/35	$2,000	$2,032
Aptiv Swiss Holdings Ltd. 5.15%, due 09/13/34	1,000	994
AutoNation, Inc. 4.75%, due 06/01/30	1,500	1,508
Beacon Roofing Supply Inc, 144A 6.75%, due 04/30/32 (a)	1,500	1,553
Carnival Corp., 144A 5.75%, due 08/01/32 (a)	2,000	2,035
General Motors Financial Co., Inc. 6.15%, due 07/15/35	1,250	1,307
Hyatt Hotels Corp. 5.75%, due 03/30/32	2,000	2,086
Hyundai Capital America, 144A 4.50%, due 09/18/30 (a)	2,000	1,990
Lithia Motors, Inc., 144A 4.375%, due 01/15/31 (a)	1,100	1,045
M/I Homes, Inc. 3.95%, due 02/15/30	850	812
Mercedes-Benz Finance North America LLC, 144A 4.85%, due 01/11/29 (a)	2,000	2,035
Phinia Inc, 144A 6.625%, due 10/15/32 (a)	977	1,007
		18,404
FINANCIALS - 8.5%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust 4.375%, due 11/15/30	150	149
Ally Financial, Inc., Series C 4.70% (7 yr. CMT + 3.481%) (b) (c)	1,000	922
Arthur J Gallagher & Co. 5.55%, due 02/15/55	750	733
Carlyle Group, Inc. 5.05%, due 09/19/35	1,500	1,495
Citadel Securities Global Holdings LLC, 144A 6.20%, due 06/18/35 (a)	2,000	2,101
Citigroup, Inc. 4.503% (1 day USD SOFR + 1.171%), due 09/11/31 (b)	2,200	2,201
First Citizens BancShares, Inc. 5.231% (1 day USD SOFR + 1.410%), due 03/12/31 (b)	1,500	1,522
Goldman Sachs Group, Inc. 5.218% (1 day USD SOFR + 1.580%), due 04/23/31 (b)	1,000	1,034
JPMorgan Chase & Co. 5.103% (1 day USD SOFR + 1.435%), due 04/22/31 (b)	2,500	2,583
KKR Group Finance Co. XII LLC, 144A 4.85%, due 05/17/32 (a)	1,000	1,011
	Par Value	Value
LPL Holdings, Inc. 5.15%, due 06/15/30	$500	$509
Morgan Stanley 5.192% (1 day USD SOFR + 1.510%), due 04/17/31 (b)	1,000	1,033
South State Bank NA 8.375% (3 mo. USD Term SOFR + 4.605%), due 08/15/34 (b)	500	524
Truist Financial Corp. 5.867% (1 day USD SOFR + 2.361%), due 06/08/34 (b)	1,100	1,165
Wells Fargo & Co. 5.15% (1 day USD SOFR + 1.500%), due 04/23/31 (b)	1,000	1,031
		18,013
ENERGY - 5.8%
Aker BP ASA, 144A 4.00%, due 01/15/31 (a)	1,500	1,446
APA Corp. 5.35%, due 07/01/49	750	627
Expand Energy Corp. 4.75%, due 02/01/32	1,250	1,228
MPLX LP 5.40%, due 09/15/35	1,500	1,503
Noble Finance II LLC, 144A 8.00%, due 04/15/30 (a)	1,000	1,035
Parsley Energy LLC/ Parsley Finance Corp., 144A 4.125%, due 02/15/28 (a)	1,500	1,477
Patterson-UTI Energy, Inc. 7.15%, due 10/01/33	1,500	1,589
Plains All American Pipeline LP/ PAA Finance Corp. 4.70%, due 01/15/31	1,500	1,503
Valero Energy Corp. 6.625%, due 06/15/37	848	940
Williams Cos., Inc. 5.30%, due 09/30/35	1,000	1,015
		12,363
INDUSTRIALS - 5.8%
Boeing Co. 6.858%, due 05/01/54	1,250	1,426
Bombardier, Inc., 144A 6.75%, due 06/15/33 (a)	1,500	1,565
Carlisle Cos., Inc. 5.55%, due 09/15/40	1,000	1,012
5.25%, due 09/15/35	1,000	1,012
Delta Air Lines, Inc. 5.25%, due 07/10/30	2,000	2,041
GXO Logistics, Inc. 6.50%, due 05/06/34	1,500	1,613
Molex Electronic Technologies LLC, 144A 5.25%, due 04/30/32 (a)	2,000	2,035
United Airlines, Inc., 144A 4.625%, due 04/15/29 (a)	1,500	1,477
		12,181

20 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Bond Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 97.6% (continued)
CORPORATE BONDS - 42.6% (continued)
HEALTH CARE - 3.9%
Centene Corp. 4.625%, due 12/15/29	$1,500	$1,454
Cigna Group 4.875%, due 09/15/32	1,000	1,010
CVS Health Corp. 4.78%, due 03/25/38	1,000	937
GE HealthCare Technologies, Inc. 5.50%, due 06/15/35	2,000	2,073
Insulet Corp., 144A 6.50%, due 04/01/33 (a)	1,500	1,560
Select Medical Corp, 144A 6.25%, due 12/01/32 (a)	1,250	1,251
		8,285
REAL ESTATE - 2.9%
Alexandria Real Estate Equities, Inc. 5.50%, due 10/01/35	1,500	1,540
CBRE Services, Inc. 4.80%, due 06/15/30	1,500	1,524
Omega Healthcare Investors, Inc. 5.20%, due 07/01/30	1,250	1,269
RHP Hotel Properties LP/ RHP Finance Corp., 144A 6.50%, due 06/15/33 (a)	1,750	1,802
		6,135
CONSUMER STAPLES - 2.4%
Bacardi-Martini BV, 144A 6.00%, due 02/01/35 (a)	1,050	1,092
Bunge Ltd. Finance Corp. 2.00%, due 04/21/26	1,000	988
5.25%, due 04/21/32	250	258
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, 144A 5.95%, due 04/20/35 (a)	1,250	1,313
Philip Morris International, Inc. 4.875%, due 04/30/35	1,500	1,501
		5,152
MATERIALS - 1.4%
Celanese U.S. Holdings LLC 6.75%, due 04/15/33	1,500	1,494
LYB International Finance III LLC 6.15%, due 05/15/35	1,500	1,563
		3,057
UTILITIES - 1.2%
Southern Co., Series 21-A 3.75% (5 yr. CMT + 2.915%), due 09/15/51 (b)	1,000	987
Southern Power Co. 4.90%, due 10/01/35	1,500	1,479
		2,466
	Par Value	Value
COMMUNICATION SERVICES - 1.0%
Vail Resorts, Inc., 144A 5.625%, due 07/15/30 (a)	$2,000	$2,012
INFORMATION TECHNOLOGY - 1.0%
Oracle Corp. 5.20%, due 09/26/35	2,000	2,011
Total corporate bonds (Cost $88,075)		90,079
GOVERNMENT AND AGENCY SECURITIES - 19.6%
U.S. GOVERNMENT BONDS - 12.6%
U.S. Treasury Bonds 4.625%, due 05/15/54	5,500	5,404
5.00%, due 05/15/45	4,750	4,933
4.625%, due 11/15/44	2,750	2,724
4.75%, due 11/15/43	2,000	2,021
4.75%, due 08/15/55	2,000	2,007
4.125%, due 08/15/44	2,000	1,856
3.00%, due 08/15/52	2,500	1,829
4.75%, due 05/15/55	1,625	1,630
4.375%, due 08/15/43	1,500	1,448
3.625%, due 05/15/53	1,500	1,239
4.125%, due 08/15/53	500	452
3.375%, due 08/15/42	500	426
2.00%, due 11/15/41	500	351
2.00%, due 08/15/51	500	293
		26,613
U.S. GOVERNMENT NOTES - 7.0%
U.S. Treasury Notes 3.875%, due 07/31/30	6,600	6,640
3.875%, due 06/30/30	3,920	3,944
4.00%, due 07/31/32	2,150	2,160
4.25%, due 08/15/35	2,000	2,016
		14,760
Total government and agency securities (Cost $42,648)		41,373
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7%
JP Morgan Mortgage Trust, Series 2025-CCM1-Class B2, 144A 6.101%, due 06/25/55 (a) (b)	2,293	2,301
Government National Mortgage Association REMICS, Seres 2023-164-Class BZ 6.00%, due 11/20/53	2,009	2,105
Chase Home Lending Mortgage Trust, Series 2025-4-Class B1, 144A 6.646%, due 03/25/56 (a) (b)	1,988	2,076
JP Morgan Mortgage Trust, Series 2024-6-Class B2, 144A 6.911%, due 12/25/54 (a) (b)	1,967	2,054

Annual Financial Statements and Other Information: Oakmark Funds | 21

Oakmark Bond Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 97.6% (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.7% (continued)
GS Mortgage-Backed Securities Trust, Series 2025-PJ4-Class B1, 144A 6.489%, due 09/25/55 (a) (b)	$1,989	$2,052
Sequoia Mortgage Trust, Series 2024-9-Class B1A, 144A 6.00%, due 10/25/54 (a) (b)	1,973	1,987
GS Mortgage-Backed Securities Trust, Series 2025-PJ1-Class B2, 144A 6.193%, due 06/25/55 (a) (b)	1,976	1,937
Federal Home Loan Mortgage Corp. REMICS, Series 5408-Class QZ 5.50%, due 04/25/54	1,621	1,634
Federal Home Loan Mortgage Corp. REMICS, Series 5369-Class Z 6.00%, due 01/25/54	1,110	1,138
JP Morgan Mortgage Trust, Series 2024-12-Class B2, 144A 6.634%, due 06/25/55 (a) (b)	990	1,019
JP Morgan Mortgage Trust, Series 2025-CCM2-Class B2, 144A 6.578%, due 09/25/55 (a) (b)	994	1,005
Angel Oak Mortgage Trust, Series 2025-9-Class A2,144A 5.395%, due 08/25/70 (a)	990	993
OBX Trust, Series 2025-NQM15-Class A2, 144A 5.396%, due 07/27/65 (a)	989	993
A&D Mortgage Trust, Series 2025-NQM3-Class A2, 144A 5.577%, due 08/25/70 (a)	988	990
JP Morgan Mortgage Trust, Series 2025-NQM3-Class A2, 144A 5.648%, due 11/25/65 (a) (b)	982	988
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4-Class A2, 144A 5.608%, due 07/25/65 (a)	977	981
OBX Trust, Series 2025-NQM13-Class A2, 144A 5.614%, due 05/25/65 (a)	962	969
Chase Home Lending Mortgage Trust, Series 2024-1-Class B1, 144A 6.665%, due 01/25/55 (a) (b)	781	808
JP Morgan Mortgage Trust, Series 2025-1-Class B1, 144A 6.431%, due 06/25/55 (a) (b)	458	468
JP Morgan Mortgage Trust, Series 2025-1- Class B2, 144A 6.431%, due 06/25/55 (a) (b)	422	427
Total collateralized mortgage obligations (Cost $26,492)		26,925
MORTGAGE-BACKED SECURITIES - 11.9%
Federal Home Loan Mortgage Corp., Pool SD6595 5.50%, due 10/01/54	3,221	3,277
	Par Value	Value
Federal National Mortgage Association, Pool FS8007 5.50%, due 06/01/54	$3,137	$3,191
Federal Home Loan Mortgage Corp., Pool SD3470 2.50%, due 06/01/52	3,397	2,918
Federal Home Loan Mortgage Corp., Pool RJ2202 5.50%, due 08/01/54	2,836	2,875
Federal National Mortgage Association, Pool CB8992 5.50%, due 08/01/54	2,707	2,748
Federal National Mortgage Association, Pool DC7132 5.50%, due 12/01/54	1,982	2,009
Federal National Mortgage Association, Pool FA0201 5.50%, due 12/01/54	1,895	1,916
Federal Home Loan Mortgage Corp., Pool SD6569 5.50%, due 10/01/54	1,873	1,906
Federal Home Loan Mortgage Corp., Pool SD6577 5.50%, due 09/01/54	1,862	1,889
Federal National Mortgage Association, Pool CB0830 2.50%, due 06/01/51	1,776	1,527
Federal Home Loan Mortgage Corp., Pool SD8188 2.00%, due 01/01/52	1,202	974
Total mortgage-backed securities (Cost $24,841)		25,230
ASSET BACKED SECURITIES - 5.8%
Carvana Auto Receivables Trust, Series 2024-P3-Class D, 5.39%, due 09/10/32	1,320	1,320
Carvana Auto Receivables Trust, Series 2024-P4-Class D,, 5.60%, due 12/10/32	1,250	1,257
CPS Auto Receivables Trust, Series 2024-C-Class E, 144A, 8.04%, due 03/15/32 (a)	1,000	1,049
Carvana Auto Receivables Trust, Series 2024-P2-Class D, 6.10%, due 06/10/31	1,000	1,027
Exeter Automobile Receivables Trust, Series 2025-2A-Class D, 5.89%, due 07/15/31	1,000	1,026
Hyundai Auto Receivables Trust, Series 2025-B-Class C, 4.92%, due 07/15/32	1,000	1,018
Exeter Automobile Receivables Trust, Series 2025-3A-Class D, 5.57%, due 10/15/31	1,000	1,016
Westlake Automobile Receivables Trust, Series 2025-2A-Class D, 144A, 5.08%, due 05/15/31 (a)	1,000	1,008
CPS Auto Receivables Trust, Series 2022-C-Class E, 144A, 9.08%, due 04/15/30 (a)	750	784

22 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Bond Fund

September 30, 2025

Schedule of Investments (in thousands) (continued)

	Par Value	Value
Fixed income - 97.6% (continued)
ASSET BACKED SECURITIES - 5.8% (continued)
Sierra Timeshare Receivables Funding LLC, Series 2025-1A-Class D, 144A, 6.86%, due 01/21/42 (a)	$708	$714
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class C, 144A, 7.30%, due 04/20/40 (a)	588	608
Sierra Timeshare Receivables Funding LLC, Series 2024-3A-Class C, 144A, 5.32%, due 08/20/41 (a)	559	561
Sierra Timeshare Receivables Funding LLC, Series 2023-2A-Class D, 144A, 9.72%, due 04/20/40 (a)	331	348
Sierra Timeshare Receivables Funding LLC, Series 2024-2A-Class D, 144A, 7.48%, due 06/20/41 (a)	320	325
Sierra Timeshare Receivables Funding LLC, Series 2022-2A-Class D, 144A, 9.22%, due 06/20/40 (a)	144	148
Total asset backed securities (Cost $11,961)		12,209
BANK LOANS (d) - 5.0%
INDUSTRIALS - 1.5%
SkyMiles IP Ltd. 2020 Skymiles Term Loan B 7.752% (3 mo. USD Term SOFR + 3.750%), due 10/20/27 (b)	276	276
Boost Newco Borrower LLC 2025 USD Term Loan B 6.002% (3 mo. USD Term SOFR + 2.000%), due 01/31/31 (b)	1,489	1,489
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B 7.413% (1 mo. USD Term SOFR + 3.250%), due 04/01/32 (b)	1,471	1,468
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan 3.25%, due 04/01/32 (e)	26	26
		3,259
CONSUMER DISCRETIONARY - 1.4%
Raising Cane's Restaurants LLC 2024 Term Loan B 6.163% (1 mo. USD Term SOFR + 2.000%), due 09/18/31 (b)	1,485	1,489
Peer Holding III BV 2025 USD Term Loan B4B 6.502% (3 mo. USD Term SOFR + 2.500%), due 10/28/30 (b)	1,478	1,478
		2,967
	Par Value	Value
CONSUMER STAPLES - 1.4%
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 6.663% (1 mo. USD Term SOFR + 2.500%), due 01/30/31 (b)	$1,426	$1,421
Belron Finance LLC 2025 Repriced Term Loan B 6.742% (3 mo. USD Term SOFR + 2.500%), due 10/16/31 (b)	1,485	1,491
		2,912
FINANCIALS - 0.7%
Citadel Securities LP 2024 First Lien Term Loan 6.163% (1 mo. USD Term SOFR + 2.000%), due 10/31/31 (b)	2	3
Blackstone Mortgage Trust, Inc. 2025 Term Loan B6 7.163% (1 mo. USD Term SOFR + 3.000%), due 12/10/30 (b)	1,493	1,498
		1,501
Total bank loans (Cost $10,600)		10,639
Total fixed income - 97.6% (Cost $204,617)		206,455
Short-term investments - 1.1%
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp. Repurchase Agreement, 4.20% dated 09/30/25 due 10/1/25, repurchase price $2,227, collateralized by United States Treasury Notes, 1.500% - 3.750% due 1/31/27 - 4/30/27, aggregate value plus accrued interest of $2,271 (Cost: $2,226)	2,226	2,226
Total short-term investments - 1.1% (Cost $2,226)		2,226
TOTAL INVESTMENTS - 98.7% (COST $206,843)		208,681
Other Assets In Excess of Liabilities - 1.3%		2,821
NET ASSETS - 100.0%		$211,502

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $58,433 (in thousands) or 27.63% of new assets.

(b)  Floating Rate Note. Rate shown is as of September 30, 2025.

(c)  Security is perpetual and has no stated maturity date.

(d)  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

(e)  All or a portion of this investment is an unfunded loan commitment (See Note 2).

Abbreviations:

  SOFR: Secured Overnight Financing Rate

Annual Financial Statements and Other Information: Oakmark Funds | 23

Oakmark Funds

September 30, 2025

Statements of Assets and Liabilities (in thousands except per share amounts)

	Oakmark Fund		Oakmark Select Fund		Oakmark Global Fund
Assets
Investments in unaffiliated securities, at value (a)	$24,736,924		$7,112,282		$1,115,836
Investments in affiliated securities, at value (b)	0		413,676		0
Cash	0	(c)	0	(c)	0	(c)
Foreign currency, at value (d)	0		0		895
Receivable for:
Securities sold	0		0		0
Fund shares sold	18,736		6,729		850
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	18,729		4,276		473
Forward foreign currency contracts	0		0		0
Tax reclaim from unaffiliated securities	0		0		3,337
Total receivables	37,465		11,005		4,660
Other assets	1		1		0	(c)
Total assets	$24,774,390		$7,536,964		$1,121,391
Liabilities and net assets
Payable for:
Fund shares redeemed	13,317		2,968		304
Options written, at value	3,069	(e)	0		0
Investment advisory fee	2,821		1,025		170
Other shareholder servicing fees	2,204		1,095		79
Transfer and dividend disbursing agent fees	135		65		28
Trustee fees	4		2		1
Deferred trustee compensation	2,626		1,087		601
Other	4,472		920		300
Total liabilities	28,648		7,162		1,483
Net assets applicable to Fund shares outstanding	$24,745,742		$7,529,802		$1,119,908
Analysis of net assets
Paid in capital	$20,273,784		$6,717,039		$938,743
Distributable earnings	4,471,958		812,763		181,165
Net assets applicable to Fund shares outstanding	$24,745,742		$7,529,802		$1,119,908
Price of shares
Net asset value, offering and redemption price per share: Investor Class	$165.71		$84.46	(f)	$37.55
Investor Class—Net assets	$9,895,149		$1,699,109		$521,429
Investor Class—Shares outstanding (Unlimited shares authorized)	59,715		20,116		13,888
Net asset value, offering and redemption price per share: Advisor Class	$165.91	(f)	$84.35		$37.56
Advisor Class—Net assets	$3,786,213		$4,275,386		$169,135
Advisor Class—Shares outstanding (Unlimited shares authorized)	22,822		50,684		4,503
Net asset value, offering and redemption price per share: Institutional Class	$165.94		$84.50		$37.57
Institutional Class—Net assets	$8,308,547		$844,443		$325,175
Institutional Class—Shares outstanding (Unlimited shares authorized)	50,069		9,993		8,656
Net asset value, offering and redemption price per share: R6 Class	$166.05	(f)	$84.52	(f)	$37.56
R6 Class—Net assets	$2,755,833		$710,864		$104,169
R6 Class—Shares outstanding (Unlimited shares authorized)	16,597		8,410		2,774
(a) Identified cost of investments in unaffiliated securities.	$19,295,685		$5,675,709		$917,107
(b) Identified cost of investments in affiliated securities.	$0		$303,728		$0
(c) Amount rounds to less than $1,000.
(d) Identified cost of foreign currency.	$0		$0		$894
(e) Written options premiums received of $2,588 (in thousands) for the Oakmark Fund.
(f) Net assets have been rounded for presentation purposes. The net asset value per share shown is as reported on September 30, 2025.

See accompanying Notes to Financial Statements.

24 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

September 30, 2025

Statements of Assets and Liabilities (in thousands except per share amounts) (continued)

	Oakmark Global Select Fund		Oakmark International Fund	Oakmark International Small Cap Fund
Assets
Investments in unaffiliated securities, at value (a)	$1,015,363		$14,169,845	$1,333,449
Investments in affiliated securities, at value (b)	0		218,685	0
Cash	0	(c)	1	0
Foreign currency, at value (d)	1,754		14,189	0	(c)
Receivable for:
Securities sold	0		155,163	4,482
Fund shares sold	385		6,980	473
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	4		9,853	1,975
Forward foreign currency contracts	0		0	0
Tax reclaim from unaffiliated securities	2,565		53,814	5,077
Total receivables	2,954		225,810	12,007
Other assets	0	(c)	1	1
Total assets	$1,020,071		$14,628,531	$1,345,457
Liabilities and net assets
Payable for:
Securities purchased	0		49,166	4,673
Fund shares redeemed	226		8,451	1,874
Investment advisory fee	149		2,032	253
Other shareholder servicing fees	98		1,391	111
Transfer and dividend disbursing agent fees	10		46	13
Trustee fees	0	(c)	3	0	(c)
Deferred trustee compensation	499		3,434	588
Other	280		5,383	365
Total liabilities	1,262		69,906	7,877
Net assets applicable to Fund shares outstanding	$1,018,809		$14,558,625	$1,337,580
Analysis of net assets
Paid in capital	$933,643		$14,083,059	$1,072,199
Distributable earnings	85,166		475,566	265,381
Net assets applicable to Fund shares outstanding	$1,018,809		$14,558,625	$1,337,580
Price of shares
Net asset value, offering and redemption price per share: Investor Class	$25.97		$31.58	$22.76
Investor Class—Net assets	$304,173		$4,158,049	$375,953
Investor Class—Shares outstanding (Unlimited shares authorized)	11,713		131,658	16,518
Net asset value, offering and redemption price per share: Advisor Class	$25.96	(e)	$31.54	$22.78
Advisor Class—Net assets	$143,655		$1,515,745	$197,028
Advisor Class—Shares outstanding (Unlimited shares authorized)	5,535		48,064	8,649
Net asset value, offering and redemption price per share: Institutional Class	$25.96		$31.54	$22.72
Institutional Class—Net assets	$435,123		$5,467,106	$593,080
Institutional Class—Shares outstanding (Unlimited shares authorized)	16,762		173,328	26,105
Net asset value, offering and redemption price per share: R6 Class	$25.98		$31.56	$22.72	(e)
R6 Class—Net assets	$135,858		$3,417,725	$171,519
R6 Class—Shares outstanding (Unlimited shares authorized)	5,230		108,297	7,551
(a) Identified cost of investments in unaffiliated securities.	$849,998		$11,442,969	$1,124,353
(b) Identified cost of investments in affiliated securities.	$0		$514,048	$0
(c) Amount rounds to less than $1,000.
(d) Identified cost of foreign currency.	$1,752		$14,175	$0	(c)
(e) Net assets have been rounded for presentation purposes. The net asset value per share shown is as reported on September 30, 2025.

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 25

Oakmark Funds

September 30, 2025

Statements of Assets and Liabilities (in thousands except per share amounts) (continued)

	Oakmark Equity and Income Fund		Oakmark Bond Fund
Assets
Investments in unaffiliated securities, at value (a)	$6,229,660		$208,681
Cash	1		0	(b)
Foreign currency, at value (c)	0		0
Receivable for:
Securities sold	27,278		957
Fund shares sold	706		178
Dividends and interest from unaffiliated securities (Net of foreign tax withheld)	26,010		2,191
Forward foreign currency contracts	0		0
Tax reclaim from unaffiliated securities	1,040		0
Total receivables	55,034		3,326
Other assets	1		0	(b)
Total assets	$6,284,696		$212,007
Liabilities and net assets
Payable for:
Securities purchased	35,071		150
Fund shares redeemed	3,505		12
Options written, at value	535	(d)	0
Investment advisory fee	638		15
Other shareholder servicing fees	639		19
Transfer and dividend disbursing agent fees	76		1
Trustee fees	2		0	(b)
Deferred trustee compensation	2,088		161
Loan payable	83		25
Other	1,763		122
Total liabilities	44,400		505
Net assets applicable to Fund shares outstanding	$6,240,296		$211,502
Analysis of net assets
Paid in capital	$5,382,506		$218,137
Distributable earnings	857,790		(6,635)
Net assets applicable to Fund shares outstanding	$6,240,296		$211,502
Price of shares
Net asset value, offering and redemption price per share: Investor Class	$38.00		$9.03	(e)
Investor Class—Net assets	$3,998,500		$7,878
Investor Class—Shares outstanding (Unlimited shares authorized)	105,217		873
Net asset value, offering and redemption price per share: Advisor Class	$37.96		$9.05
Advisor Class—Net assets	$708,791		$63,281
Advisor Class—Shares outstanding (Unlimited shares authorized)	18,673		6,993
Net asset value, offering and redemption price per share: Institutional Class	$37.95		$9.05
Institutional Class—Net assets	$1,173,864		$17,419
Institutional Class—Shares outstanding (Unlimited shares authorized)	30,932		1,925
Net asset value, offering and redemption price per share: R6 Class	$37.95	(e)	$9.05
R6 Class—Net assets	$359,141		$122,924
R6 Class—Shares outstanding (Unlimited shares authorized)	9,465		13,589
(a) Identified cost of investments in unaffiliated securities.	$5,227,206		$206,843
(b) Amount rounds to less than $1,000.
(c) Identified cost of foreign currency.	$0		$0
(d) Written options premiums received of $1,156 (in thousands) for the Oakmark Equity and Income Fund.
(e) Net assets have been rounded for presentation purposes. The net asset value per share shown is as reported on September 30, 2025.

See accompanying Notes to Financial Statements.

26 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Operations For the Year Ended September 30, 2025 (in thousands)

	Oakmark Fund	Oakmark Select Fund	Oakmark Global Fund
Investment Income:
Dividends from unaffiliated securities	$404,474	$81,468	$23,457
Dividends from affiliated securities	0	2,822	0
Interest income from unaffiliated securities	65,941	20,389	1,442
Security lending income	0	0	0
Other income	2,867	3	986
Foreign taxes withheld	(1,156)	0	(1,104)
Total investment income	472,126	104,682	24,781
Expenses:
Investment advisory fee	141,669	50,541	8,773
Transfer and dividend disbursing agent fees	927	439	186
Other shareholder servicing fees—Investor Class	5,854	1,079	285
Other shareholder servicing fees—Advisor Class	2,545	5,250	77
Other shareholder servicing fees—Institutional Class	4,270	233	103
Service fee—Investor Class	21,557	3,291	959
Reports to shareholders	759	393	34
Custody and accounting fees	358	146	111
Registration and blue sky expenses	284	125	76
Trustees fees	1,405	452	114
Legal fees	1,044	324	60
Audit and tax services fees	60	58	56
Interest expense	20	3	0
Other	748	279	112
Total expenses	181,500	62,613	10,946
Net expenses	181,500	62,613	10,946
Net investment income	$290,626	$42,069	$13,835
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	(961,052)	(324,676)	(17,595)
Unaffiliated in-kind transactions	3,109,698	1,185,576	158,717
Affiliated in-kind transactions	0	4,528	0
Foreign currency transactions	0	0	11
Purchased options	14,472	(5,276)	(1,007)
Written options	60,252	21,928	(920)
Net realized gain	2,223,370	882,080	139,206
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	17,379	(125,191)	(68,481)
Affiliated investments	0	(5,155)	0
Foreign currency translation	0	0	189
Written options	(481)	0	0
Net change in unrealized appreciation (depreciation)	16,898	(130,346)	(68,292)
Net realized and unrealized gain	2,240,268	751,734	70,914
Net increase in net assets resulting from operations	$2,530,894	$793,803	$84,749

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 27

Oakmark Funds

Statements of Operations For the Year Ended September 30, 2025 (in thousands) (continued)

	Oakmark Global Select Fund	Oakmark International Fund	Oakmark International Small Cap Fund
Investment Income:
Dividends from unaffiliated securities	$21,922	$435,255	$44,319
Dividends from affiliated securities	0	11,765	0
Interest income from unaffiliated securities	1,970	20,190	1,558
Security lending income	0	21	11
Other income	15	13,667	66
Foreign taxes withheld	(755)	(37,083)	(3,777)
Total investment income	23,152	443,815	42,177
Expenses:
Investment advisory fee	7,777	108,589	13,468
Transfer and dividend disbursing agent fees	70	380	83
Other shareholder servicing fees—Investor Class	193	2,984	230
Other shareholder servicing fees—Advisor Class	157	2,118	200
Other shareholder servicing fees—Institutional Class	267	3,378	208
Service fee—Investor Class	625	9,636	690
Reports to shareholders	29	832	54
Custody and accounting fees	92	896	285
Registration and blue sky expenses	67	194	78
Trustees fees	101	1,068	127
Legal fees	57	400	46
Audit and tax services fees	58	90	100
Other	107	520	122
Total expenses	9,600	131,085	15,691
Net expenses	9,600	131,085	15,691
Net investment income	$13,552	$312,730	$26,486
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	(37,063)	1,175,579 (a)	80,436
Affiliated investments	0	(698,925)	0
Unaffiliated in-kind transactions	161,005	26,864	0
Affiliated in-kind transactions	0	(166)	0
Foreign currency transactions	(82)	(3,336)	176
Net realized gain	123,860	500,016	80,612
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(29,957)	499,953 (b)	35,543
Affiliated investments	0	509,762	0
Forward foreign currency contracts	0	(61)	0
Foreign currency translation	161	3,154	286
Net change in unrealized appreciation (depreciation)	(29,796)	1,012,808	35,829
Net realized and unrealized gain	94,064	1,512,824	116,441
Net increase in net assets resulting from operations	$107,616	$1,825,554	$142,927

(a)  Net of capital gain withholding taxes of $2,226 (in thousands) for the Oakmark International Fund.

(b)  Includes net change in capital gain withholding taxes of $(2,629) (in thousands) for the Oakmark International Fund.

See accompanying Notes to Financial Statements.

28 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Operations For the Year Ended September 30, 2025 (in thousands) (continued)

	Oakmark Equity and Income Fund	Oakmark Bond Fund
Investment Income:
Dividends from unaffiliated securities	$60,828	$0
Interest income from unaffiliated securities	135,791	10,577
Security lending income	0	0
Other income	1,180	0
Total investment income	197,799	10,577
Expenses:
Investment advisory fee	33,431	746
Transfer and dividend disbursing agent fees	510	7
Other shareholder servicing fees—Investor Class	2,954	2
Other shareholder servicing fees—Advisor Class	347	23
Other shareholder servicing fees—Institutional Class	400	13
Service fee—Investor Class	8,977	95
Reports to shareholders	147	12
Custody and accounting fees	214	120
Registration and blue sky expenses	101	65
Trustees fees	507	29
Legal fees	287	16
Audit and tax services fees	80	56
Other	267	42
Total expenses	48,222	1,226
Advisory fee waiver / Expense Reimbursement from Advisor	0	(227)
Net expenses	48,222	999
Net investment income	$149,577	$9,578
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investments	(6,382)	1,681
Unaffiliated in-kind transactions	415,559	0
Purchased options	(1,880)	0
Written options	1,042	0
Net realized gain	408,339	1,681
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(113,760)	(2,493)
Written options	621	0
Net change in unrealized depreciation	(113,139)	(2,493)
Net realized and unrealized gain (loss)	295,200	(812)
Net increase in net assets resulting from operations	$444,777	$8,766

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 29

Oakmark Funds

Statements of Changes in Net Assets (in thousands)

	Oakmark Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
From Operations:
Net investment income	$290,626	$290,030
Net realized gain	2,223,370	2,083,793
Net change in unrealized appreciation	16,898	2,634,813
Net increase in net assets from operations	2,530,894	5,008,636
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(111,179)	(89,755)
Distributions to shareholders—Advisor Class	(36,322)	(27,077)
Distributions to shareholders—Institutional Class	(102,858)	(68,850)
Distributions to shareholders—R6 Class	(39,643)	(29,318)
Total distributions to shareholders	(290,002)	(215,000)
From Fund share transactions:
Proceeds from shares sold—Investor Class	1,118,738	1,595,819
Proceeds from shares sold—Advisor Class	1,275,614	691,123
Proceeds from shares sold—Institutional Class	1,744,199	2,045,309
Proceeds from shares sold—R6 Class	6,755,802	5,369,630
Reinvestment of distributions—Investor Class	108,169	87,267
Reinvestment of distributions—Advisor Class	35,265	26,091
Reinvestment of distributions—Institutional Class	87,594	60,610
Reinvestment of distributions—R6 Class	32,055	23,464
Payment for shares redeemed—Investor Class	(2,360,307)	(1,658,019)
Payment for shares redeemed—Advisor Class	(611,179)	(522,012)
Payment for shares redeemed—Institutional Class	(1,594,270)	(1,033,641)
Payment for shares redeemed—R6 Class	(7,164,675)	(5,254,752)
Net increase (decrease) in net assets from Fund share transactions	(572,995)	1,430,889
Total increase in net assets	1,667,897	6,224,525
Net assets:
Beginning of year	23,077,845	16,853,320
End of year	$24,745,742	$23,077,845

See accompanying Notes to Financial Statements.

30 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Fund (continued)
	Year Ended September 30, 2025	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	7,192	11,850
Shares issued in reinvestment of dividends	687	662
Less shares redeemed	(15,022)	(12,279)
Net increase (decrease) in shares outstanding	(7,143)	233
Fund share transactions—Advisor Class:
Shares sold	7,995	5,070
Shares issued in reinvestment of dividends	224	198
Less shares redeemed	(3,889)	(3,853)
Net increase in shares outstanding	4,330	1,415
Fund share transactions—Institutional Class:
Shares sold	11,114	15,209
Shares issued in reinvestment of dividends	557	460
Less shares redeemed	(10,385)	(7,572)
Net increase in shares outstanding	1,286	8,097
Fund share transactions—R6 Class:
Shares sold	42,881	39,026
Shares issued in reinvestment of dividends	204	178
Less shares redeemed	(45,353)	(37,977)
Net increase (decrease) in shares outstanding	(2,268)	1,227

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 31

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Select Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
From Operations:
Net investment income	$42,069	$39,624
Net realized gain	882,080	638,724
Net change in unrealized appreciation (depreciation)	(130,346)	598,914
Net increase in net assets from operations	793,803	1,277,262
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(5,609)	(9,049)
Distributions to shareholders—Advisor Class	(16,442)	(19,168)
Distributions to shareholders—Institutional Class	(4,278)	(4,644)
Distributions to shareholders—R6 Class	(3,672)	(4,142)
Total distributions to shareholders	(30,001)	(37,003)
From Fund share transactions:
Proceeds from shares sold—Investor Class	51,826	103,800
Proceeds from shares sold—Advisor Class	868,177	742,169
Proceeds from shares sold—Institutional Class	130,296	130,923
Proceeds from shares sold—R6 Class	2,581,373	1,958,487
Reinvestment of distributions—Investor Class	5,451	8,793
Reinvestment of distributions—Advisor Class	16,323	18,993
Reinvestment of distributions—Institutional Class	3,896	4,227
Reinvestment of distributions—R6 Class	3,367	3,735
Payment for shares redeemed—Investor Class	(308,101)	(292,824)
Payment for shares redeemed—Advisor Class	(566,976)	(511,930)
Payment for shares redeemed—Institutional Class	(126,969)	(111,348)
Payment for shares redeemed—R6 Class	(2,566,817)	(1,963,979)
Net increase in net assets from Fund share transactions	91,846	91,046
Total increase in net assets	855,648	1,331,305
Net assets:
Beginning of year	6,674,154	5,342,849
End of year	$7,529,802	$6,674,154

See accompanying Notes to Financial Statements.

32 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Select Fund (continued)
	Year Ended September 30, 2025	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	646	1,497
Shares issued in reinvestment of dividends	65	127
Less shares redeemed	(3,809)	(4,221)
Net decrease in shares outstanding	(3,098)	(2,597)
Fund share transactions—Advisor Class:
Shares sold	10,774	10,666
Shares issued in reinvestment of dividends	195	274
Less shares redeemed	(7,036)	(7,289)
Net increase in shares outstanding	3,933	3,651
Fund share transactions—Institutional Class:
Shares sold	1,598	1,892
Shares issued in reinvestment of dividends	46	61
Less shares redeemed	(1,562)	(1,623)
Net increase in shares outstanding	82	330
Fund share transactions—R6 Class:
Shares sold	31,875	28,241
Shares issued in reinvestment of dividends	40	54
Less shares redeemed	(31,717)	(28,175)
Net increase in shares outstanding	198	120
See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 33

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
From Operations:
Net investment income	$13,835	$17,186
Net realized gain	139,206	114,871
Net change in unrealized appreciation (depreciation)	(68,292)	55,558
Net increase in net assets from operations	84,749	187,615
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(6,290)	(25,318)
Distributions to shareholders—Advisor Class	(1,760)	(6,234)
Distributions to shareholders—Institutional Class	(4,336)	(16,376)
Distributions to shareholders—R6 Class	(1,616)	(5,164)
Total distributions to shareholders	(14,002)	(53,092)
From Fund share transactions:
Proceeds from shares sold—Investor Class	24,359	30,727
Proceeds from shares sold—Advisor Class	42,364	6,920
Proceeds from shares sold—Institutional Class	17,389	17,901
Proceeds from shares sold—R6 Class	345,927	272,478
Reinvestment of distributions—Investor Class	6,123	24,635
Reinvestment of distributions—Advisor Class	1,664	5,949
Reinvestment of distributions—Institutional Class	4,178	15,792
Reinvestment of distributions—R6 Class	1,578	4,996
Payment for shares redeemed—Investor Class	(130,562)	(116,465)
Payment for shares redeemed—Advisor Class	(23,748)	(24,510)
Payment for shares redeemed—Institutional Class	(46,635)	(100,659)
Payment for shares redeemed—R6 Class	(367,632)	(281,355)
Net decrease in net assets from Fund share transactions	(124,995)	(143,591)
Total decrease in net assets	(54,248)	(9,068)
Net assets:
Beginning of year	1,174,156	1,183,224
End of year	$1,119,908	$1,174,156

See accompanying Notes to Financial Statements.

34 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Fund (continued)
	Year Ended September 30, 2025	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	724	924
Shares issued in reinvestment of dividends	182	772
Less shares redeemed	(3,720)	(3,604)
Net decrease in shares outstanding	(2,814)	(1,908)
Fund share transactions—Advisor Class:
Shares sold	1,153	217
Shares issued in reinvestment of dividends	49	186
Less shares redeemed	(693)	(757)
Net increase (decrease) in shares outstanding	509	(354)
Fund share transactions—Institutional Class:
Shares sold	505	554
Shares issued in reinvestment of dividends	124	495
Less shares redeemed	(1,348)	(3,084)
Net decrease in shares outstanding	(719)	(2,035)
Fund share transactions—R6 Class:
Shares sold	9,990	8,440
Shares issued in reinvestment of dividends	47	157
Less shares redeemed	(10,717)	(8,663)
Net decrease in shares outstanding	(680)	(66)

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 35

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Select Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
From Operations:
Net investment income	$13,552	$12,972
Net realized gain	123,860	159,315
Net change in unrealized appreciation (depreciation)	(29,796)	19,468
Net increase in net assets from operations	107,616	191,755
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(3,485)	(3,008)
Distributions to shareholders—Advisor Class	(1,654)	(1,485)
Distributions to shareholders—Institutional Class	(6,005)	(5,144)
Distributions to shareholders—R6 Class	(1,856)	(1,360)
Total distributions to shareholders	(13,000)	(10,997)
From Fund share transactions:
Proceeds from shares sold—Investor Class	10,935	10,027
Proceeds from shares sold—Advisor Class	15,948	19,928
Proceeds from shares sold—Institutional Class	23,258	25,882
Proceeds from shares sold—R6 Class	330,373	330,141
Reinvestment of distributions—Investor Class	3,354	2,909
Reinvestment of distributions—Advisor Class	1,618	1,457
Reinvestment of distributions—Institutional Class	5,112	4,189
Reinvestment of distributions—R6 Class	1,812	1,332
Payment for shares redeemed—Investor Class	(74,233)	(86,422)
Payment for shares redeemed—Advisor Class	(20,737)	(47,870)
Payment for shares redeemed—Institutional Class	(87,573)	(112,946)
Payment for shares redeemed—R6 Class	(341,822)	(334,645)
Net decrease in net assets from Fund share transactions	(131,955)	(186,018)
Total decrease in net assets	(37,339)	(5,260)
Net assets:
Beginning of year	1,056,148	1,061,408
End of year	$1,018,809	$1,056,148

See accompanying Notes to Financial Statements.

36 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Global Select Fund (continued)
	Year Ended September 30, 2025	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	459	470
Shares issued in reinvestment of dividends	147	138
Less shares redeemed	(3,112)	(4,063)
Net decrease in shares outstanding	(2,506)	(3,455)
Fund share transactions—Advisor Class:
Shares sold	654	949
Shares issued in reinvestment of dividends	71	70
Less shares redeemed	(872)	(2,218)
Net decrease in shares outstanding	(147)	(1,199)
Fund share transactions—Institutional Class:
Shares sold	982	1,211
Shares issued in reinvestment of dividends	224	199
Less shares redeemed	(3,679)	(5,294)
Net decrease in shares outstanding	(2,473)	(3,884)
Fund share transactions—R6 Class:
Shares sold	13,770	15,465
Shares issued in reinvestment of dividends	80	63
Less shares redeemed	(14,304)	(15,571)
Net decrease in shares outstanding	(454)	(43)

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 37

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
From Operations:
Net investment income	$312,730	$442,322
Net realized gain	500,016	1,285,237
Net change in unrealized appreciation (depreciation)	1,012,808	671,225
Net increase in net assets from operations	1,825,554	2,398,784
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(105,988)	(109,011)
Distributions to shareholders—Advisor Class	(53,628)	(52,642)
Distributions to shareholders—Institutional Class	(182,642)	(187,845)
Distributions to shareholders—R6 Class	(72,748)	(60,520)
Total distributions to shareholders	(415,006)	(410,018)
From Fund share transactions:
Proceeds from shares sold—Investor Class	389,024	423,374
Proceeds from shares sold—Advisor Class	362,197	485,240
Proceeds from shares sold—Institutional Class	895,748	1,809,271
Proceeds from shares sold—R6 Class	1,009,813	471,575
Reinvestment of distributions—Investor Class	99,084	102,240
Reinvestment of distributions—Advisor Class	53,092	52,178
Reinvestment of distributions—Institutional Class	108,966	126,725
Reinvestment of distributions—R6 Class	62,144	50,785
Payment for shares redeemed—Investor Class	(1,849,393)	(1,890,633)
Payment for shares redeemed—Advisor Class	(1,343,857)	(1,066,349)
Payment for shares redeemed—Institutional Class	(4,047,305)	(2,876,530)
Payment for shares redeemed—R6 Class	(925,442)	(621,937)
Net decrease in net assets from Fund share transactions	(5,185,929)	(2,934,061)
Total decrease in net assets	(3,775,381)	(945,295)
Net assets:
Beginning of year	18,334,006	19,279,301
End of year	$14,558,625	$18,334,006

See accompanying Notes to Financial Statements.

38 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Fund (continued)
	Year Ended September 30, 2025	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	14,422	16,292
Shares issued in reinvestment of dividends	3,830	3,829
Less shares redeemed	(67,292)	(72,682)
Net decrease in shares outstanding	(49,040)	(52,561)
Fund share transactions—Advisor Class:
Shares sold	12,598	18,913
Shares issued in reinvestment of dividends	2,059	1,959
Less shares redeemed	(49,054)	(41,220)
Net decrease in shares outstanding	(34,397)	(20,348)
Fund share transactions—Institutional Class:
Shares sold	32,982	70,418
Shares issued in reinvestment of dividends	4,227	4,758
Less shares redeemed	(152,650)	(109,720)
Net decrease in shares outstanding	(115,441)	(34,544)
Fund share transactions—R6 Class:
Shares sold	36,250	18,116
Shares issued in reinvestment of dividends	2,410	1,907
Less shares redeemed	(33,981)	(24,010)
Net increase (decrease) in shares outstanding	4,679	(3,987)

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 39

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Small Cap Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
From Operations:
Net investment income	$26,486	$28,109
Net realized gain	80,612	104,105
Net change in unrealized appreciation (depreciation)	35,829	155,533
Net increase in net assets from operations	142,927	287,747
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(19,588)	(7,113)
Distributions to shareholders—Advisor Class	(9,723)	(3,597)
Distributions to shareholders—Institutional Class	(35,014)	(11,336)
Distributions to shareholders—R6 Class	(26,603)	(6,957)
Total distributions to shareholders	(90,928)	(29,003)
From Fund share transactions:
Proceeds from shares sold—Investor Class	33,175	38,954
Proceeds from shares sold—Advisor Class	27,454	32,871
Proceeds from shares sold—Institutional Class	60,274	131,817
Proceeds from shares sold—R6 Class	24,120	201,215
Reinvestment of distributions—Investor Class	18,895	6,873
Reinvestment of distributions—Advisor Class	9,620	3,562
Reinvestment of distributions—Institutional Class	23,649	7,531
Reinvestment of distributions—R6 Class	17,638	3,483
Payment for shares redeemed—Investor Class	(79,164)	(99,297)
Payment for shares redeemed—Advisor Class	(29,733)	(53,678)
Payment for shares redeemed—Institutional Class	(170,831)	(79,056)
Payment for shares redeemed—R6 Class	(317,389)	(102,507)
Net increase (decrease) in net assets from Fund share transactions	(382,292)	91,768
Total increase (decrease) in net assets	(330,293)	350,512
Net assets:
Beginning of year	1,667,873	1,317,361
End of year	$1,337,580	$1,667,873

See accompanying Notes to Financial Statements.

40 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark International Small Cap Fund (continued)
	Year Ended September 30, 2025	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	1,614	1,997
Shares issued in reinvestment of dividends	1,013	360
Less shares redeemed	(3,895)	(5,186)
Net decrease in shares outstanding	(1,268)	(2,829)
Fund share transactions—Advisor Class:
Shares sold	1,315	1,753
Shares issued in reinvestment of dividends	516	186
Less shares redeemed	(1,500)	(2,790)
Net increase (decrease) in shares outstanding	331	(851)
Fund share transactions—Institutional Class:
Shares sold	3,021	6,921
Shares issued in reinvestment of dividends	1,272	395
Less shares redeemed	(8,456)	(4,113)
Net increase (decrease) in shares outstanding	(4,163)	3,203
Fund share transactions—R6 Class:
Shares sold	1,227	10,025
Shares issued in reinvestment of dividends	950	183
Less shares redeemed	(16,790)	(5,183)
Net increase (decrease) in shares outstanding	(14,613)	5,025

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 41

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Equity and Income Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
From Operations:
Net investment income	$149,577	$151,843
Net realized gain	408,339	510,952
Net change in unrealized appreciation (depreciation)	(113,139)	487,423
Net increase in net assets from operations	444,777	1,150,218
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(89,843)	(171,662)
Distributions to shareholders—Advisor Class	(15,567)	(24,988)
Distributions to shareholders—Institutional Class	(28,828)	(48,556)
Distributions to shareholders—R6 Class	(8,723)	(12,812)
Total distributions to shareholders	(142,961)	(258,018)
From Fund share transactions:
Proceeds from shares sold—Investor Class	132,420	173,449
Proceeds from shares sold—Advisor Class	188,669	61,086
Proceeds from shares sold—Institutional Class	146,950	142,634
Proceeds from shares sold—R6 Class	990,590	1,090,623
Reinvestment of distributions—Investor Class	86,014	165,110
Reinvestment of distributions—Advisor Class	14,989	23,940
Reinvestment of distributions—Institutional Class	25,747	43,181
Reinvestment of distributions—R6 Class	8,256	11,194
Payment for shares redeemed—Investor Class	(868,357)	(718,182)
Payment for shares redeemed—Advisor Class	(120,406)	(121,689)
Payment for shares redeemed—Institutional Class	(250,449)	(175,240)
Payment for shares redeemed—R6 Class	(961,793)	(1,067,104)
Net decrease in net assets from Fund share transactions	(607,370)	(370,998)
Total increase (decrease) in net assets	(305,554)	521,202
Net assets:
Beginning of year	6,545,850	6,024,648
End of year	$6,240,296	$6,545,850

See accompanying Notes to Financial Statements.

42 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Equity and Income Fund (continued)
	Year Ended September 30, 2025	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	3,617	5,144
Shares issued in reinvestment of dividends	2,341	4,824
Less shares redeemed	(23,697)	(21,134)
Net decrease in shares outstanding	(17,739)	(11,166)
Fund share transactions—Advisor Class:
Shares sold	5,138	1,813
Shares issued in reinvestment of dividends	407	700
Less shares redeemed	(3,266)	(3,584)
Net increase (decrease) in shares outstanding	2,279	(1,071)
Fund share transactions—Institutional Class:
Shares sold	3,998	4,203
Shares issued in reinvestment of dividends	701	1,262
Less shares redeemed	(6,831)	(5,166)
Net increase (decrease) in shares outstanding	(2,132)	299
Fund share transactions—R6 Class:
Shares sold	26,912	32,171
Shares issued in reinvestment of dividends	225	327
Less shares redeemed	(26,139)	(31,420)
Net increase in shares outstanding	998	1,078

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 43

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Bond Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
From Operations:
Net investment income	$9,578	$7,214
Net realized gain (loss)	1,681	(2,089)
Net change in unrealized appreciation (depreciation)	(2,493)	13,014
Net increase in net assets from operations	8,766	18,139
Distributions to shareholders from:
Distributions to shareholders—Investor Class	(1,960)	(998)
Distributions to shareholders—Advisor Class	(1,344)	(524)
Distributions to shareholders—Institutional Class	(812)	(494)
Distributions to shareholders—R6 Class	(5,823)	(4,854)
Total distributions to shareholders	(9,939)	(6,870)
From Fund share transactions:
Proceeds from shares sold—Investor Class	17,093	44,765
Proceeds from shares sold—Advisor Class	52,799	20,423
Proceeds from shares sold—Institutional Class	5,275	16,879
Proceeds from shares sold—R6 Class	16,136	13,087
Reinvestment of distributions—Investor Class	1,956	993
Reinvestment of distributions—Advisor Class	1,344	523
Reinvestment of distributions—Institutional Class	810	492
Reinvestment of distributions—R6 Class	5,709	4,497
Payment for shares redeemed—Investor Class	(53,622)	(5,274)
Payment for shares redeemed—Advisor Class	(11,073)	(2,241)
Payment for shares redeemed—Institutional Class	(3,612)	(5,534)
Payment for shares redeemed—R6 Class	(1,521)	(25,748)
Net increase in net assets from Fund share transactions	31,294	62,862
Total increase in net assets	30,121	74,131
Net assets:
Beginning of year	181,381	107,250
End of year	$211,502	$181,381

See accompanying Notes to Financial Statements.

44 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Statements of Changes in Net Assets (in thousands) (continued)

	Oakmark Bond Fund (continued)
	Year Ended September 30, 2025	Year Ended September 30, 2024
Fund share transactions—Investor Class:
Shares sold	1,927	5,070
Shares issued in reinvestment of dividends	221	112
Less shares redeemed	(5,994)	(597)
Net increase (decrease) in shares outstanding	(3,846)	4,585
Fund share transactions—Advisor Class:
Shares sold	5,878	2,309
Shares issued in reinvestment of dividends	151	59
Less shares redeemed	(1,243)	(254)
Net increase in shares outstanding	4,786	2,114
Fund share transactions—Institutional Class:
Shares sold	590	1,915
Shares issued in reinvestment of dividends	91	56
Less shares redeemed	(406)	(624)
Net increase in shares outstanding	275	1,347
Fund share transactions—R6 Class:
Shares sold	1,820	1,501
Shares issued in reinvestment of dividends	642	512
Less shares redeemed	(172)	(2,935)
Net increase (decrease) in shares outstanding	2,290	(922)

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 45

Oakmark Funds

Notes to Financial Statements

1.  ORGANIZATION

The following are the significant accounting policies of Oakmark Fund ("Oakmark"), Oakmark Select Fund ("Select"), Oakmark Global Fund ("Global"), Oakmark Global Select Fund ("Global Select"), Oakmark International Fund ("International"), Oakmark International Small Cap Fund ("Int'l Small Cap"), Oakmark Equity and Income Fund ("Equity and Income") and Oakmark Bond Fund ("Bond") collectively referred to as the "Funds," each a series of Harris Associates Investment Trust (the "Trust"), a Massachusetts business trust, organized on February 1, 1991, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 Financial Services—Investment Companies.

During the year ended September 30, 2025, the Trust adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund's financial position or the results of its operations. In connection with the adoption of ASU 2023-07, the Trust's President has been designated as the Funds' Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment's resources. The CODM has determined that each Fund is a single operating segment because the CODM monitors the operating results of each Fund separately and evaluates each Fund's performance in accordance with each Fund's principal investment strategies disclosed in its prospectus. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions, which is consistent with the results presented in each Fund's Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

Each Fund offers four classes of shares: Investor Class Shares, Advisor Class Shares, Institutional Class Shares and R6 Class Shares. Shares of each Class are offered for purchase directly from the Funds and through certain intermediaries who have entered into an agreement with the Funds' distributor and/or Harris Associates L.P., investment adviser to the Funds (the "Adviser"). Investor Class Shares are also offered to certain retirement plans, such as 401(k) and profit sharing plans. Investor Class Shares of a Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.

Income, realized and unrealized capital gains and losses, and expenses of the Funds not directly attributable to a specific class of shares are allocated to each class pro rata based on the relative net assets of each class. Transfer and dividend disbursing agent fees, service fees, other shareholder servicing fees, and reports to shareholders expenses are specific to each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

Security valuation

A Fund's share price is also called the net asset value (the "NAV") of a share. The NAV per share of each class of each Fund is normally determined by the Funds' custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the "NYSE") on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Juneteenth, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund's NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds' portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last reported sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price ("NOCP"), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations.

Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI Inc., for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time.

46 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (continued)

Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value.

Long-term debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data.

Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out of the money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for Flexible Exchange ("FLEX") options on a given day, each FLEX option purchased or written may be valued using the Option Valuation ("OVME") function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg's proprietary calculations. If FLEX options are valued using the OVME function, they shall be valued at the mid of the buy and sell valuations produced by OVME.

To the extent available, prices for all portfolio investments held by the Funds shall be obtained from one or more pricing vendors designated by the custodian. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with the Funds' valuation procedures approved by the Board. As permitted by Rule 2a-5 of the 1940 Act, the Board has designated the Adviser as the Funds' valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund's investments. These inputs are prioritized into three broad levels as follows:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3—significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser's own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025, in valuing each Fund's assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund's Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund's Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$23,687,030	$0	$0
Short-Term Investments	0	1,049,894	0
Put Options Written—Liabilities	(3,069)	0	0
Total	$23,683,961	$1,049,894	$0

Annual Financial Statements and Other Information: Oakmark Funds | 47

Oakmark Funds

Notes to Financial Statements (continued)

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Select
Common Stocks	$7,188,370	$0	$0
Short-Term Investments	0	337,588	0
Total	$7,188,370	$337,588	$0
Global
Common Stocks	$1,086,200	$0	$0
Equity-Linked Security	0	4,193	0
Short-Term Investments	0	25,443	0
Total	$1,086,200	$29,636	$0
Global Select
Common Stocks	$978,629	$0	$0
Short-Term Investments	0	36,734	0
Total	$978,629	$36,734	$0
International
Common Stocks	$13,815,931	$0	$0
Equity-Linked Security	0	62,434	0
Preferred Stocks	275,353	0	0
Short-Term Investments	0	234,812	0
Total	$14,091,284	$297,246	$0
Int'l Small Cap
Common Stocks	$1,285,116	$0	$0
Preferred Stocks	9,911	0	0
Short-Term Investments	0	38,422	0
Total	$1,295,027	$38,422	$0
Equity and Income
Common Stocks	$3,723,103	$0	$0
Corporate Bonds	0	1,122,506	0
Mortgage-Backed Securities	0	439,647	0
Government and Agency Securities	0	325,144	0
Collateralized Mortgage Obligations	0	323,779	0
Asset Backed Securities	0	116,991	0
Bank Loans	0	99,485	0
Short-Term Investments	0	79,005	0
Call Options Written—Liabilities	(535)	0	0
Total	$3,722,568	$2,506,557	$0
Bond
Corporate Bonds	$0	$90,079	$0
Government and Agency Securities	0	41,373	0
Collateralized Mortgage Obligations	0	26,925	0
Mortgage-Backed Securities	0	25,230	0
Asset Backed Securities	0	12,209	0
Bank Loans	0	10,639	0
Short-Term Investments	0	2,226	0
Total	$0	$208,681	$0

48 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (continued)

Offsetting assets and liabilities

ASC 210 requires entities to disclose gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. This disclosure is limited to derivative instruments, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions.

At September 30, 2025, none of the Funds held open forward foreign currency contracts.

At September 30, 2025, each Fund held investments in repurchase agreements. The gross value of these investments and the value of the related collateral are presented in each Fund's Schedule of Investments. The value of the related collateral for each Fund exceeded the value of the repurchase agreements held at year end.

The value of the securities on loan and the value of the related collateral as of year end, if any, are included in the Securities lending section of Note 2 to Financial Statements.

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments in the Statements of Operations. Net realized gains and losses on foreign currency transactions arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and tax reclaims recorded and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions in the Statements of Operations. Unrealized gains and losses arising from changes in the fair value of assets and liabilities, other than investments in securities, resulting from changes in exchange rates are included in net change in unrealized appreciation (depreciation) on foreign currency translation in the Statements of Operations.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds' transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rates. Unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the year, if any, is included in the Statements of Assets and Liabilities. Realized gains and losses and the net change in unrealized appreciation (depreciation) on forward foreign currency contracts for the year, if any, are included in the Statements of Operations.

At September 30, 2025, none of the Funds held forward foreign currency contracts.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discount is accreted on long-term fixed income securities using the yield-to-maturity method. Premium is amortized on long-term fixed income securities using the yield-to-earliest call method. Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. Net realized gains and losses on investments are determined by the specific identification method.

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post spin-off or post reorganization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale under the U.S. Generally Accepted Accounting Principles. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At September 30, 2025, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. At September 30, 2025, each Fund qualifies as a limited derivatives user under Rule 18f-4 of the 1940 Act and has adopted policies and procedures to manage its derivatives risk. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At September 30, 2025, none of the Funds held when-issued securities.

Annual Financial Statements and Other Information: Oakmark Funds | 49

Oakmark Funds

Notes to Financial Statements (continued)

Restricted Securities

Equity-linked securities are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities that the Funds purchase and, in those cases, the Fund's potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

Unfunded Loan Commitments

The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of September 30, 2025, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded commitment (in thousands)
Oakmark Equity and Income Fund
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan	04/01/32	3.25%	$83
Oakmark Bond Fund
Clydesdale Acquisition Holdings, Inc. 2025 Delayed Draw Term Loan	04/01/32	3.25%	$25

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of

OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark, Select, Global, and Equity and Income used purchased options for tax management and as an investment strategy in an effort to increase the Funds' returns during the year ended September 30, 2025. Realized gains and losses and the net change in unrealized appreciation (depreciation) on purchased equity options for the year, if any, are included in each Fund's Statement of Operations. At September 30, 2025, there were no purchased options outstanding.

Oakmark, Select, Global, and Equity and Income used options written for tax management and as an investment strategy in an effort to increase the Funds' returns during the year ended September 30, 2025. Realized gains and losses and the net change in unrealized appreciation (depreciation) on written equity options for the year, if any, are included in each Fund's Statement of Operations. Written options outstanding, if any, are listed on each Fund's Schedule of Investments.

For the year ended September 30, 2025, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

Fund	Equity Options Purchased	Equity Options Written
Oakmark	$250,074	$(301,244)
Select	38,875	(41,375)
Global	1,021	(570)
Equity and Income	4,276	(11,014)

Credit facility

The Trust has a $200 million committed unsecured line of credit and a $300 million uncommitted unsecured discretionary demand line of credit (the "Facility") with State Street. Borrowings under the Facility bear interest at 1.35% above the greater of the Federal Funds Effective Rate or the Overnight Bank Fund Rate, as defined in the credit agreement. To maintain the Facility, an annualized commitment fee of 0.20% on the

50 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (continued)

unused committed portion is charged to the Trust. Fees and interest expense, if any, related to the Facility are included in other expenses in the Statements of Operations. There were no borrowings under the Facility during the year ended September 30, 2025.

Expense offset arrangement

State Street serves as custodian of the Funds. State Street's fee may be reduced by credits that are an earnings allowance calculated on the average daily cash balances each Fund maintains with State Street. Credit balances used to reduce the Funds' custodian fees, if any, are reported as a reduction of total expenses in the Statements of Operations. At September 30, 2025, none of the Funds received an expense offset credit.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds' custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds' policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. At September 30, 2025 all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents, or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that year. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account. Security lending income, if any, net of any fees retained by the securities lending agent, is included in the Statement of Operations.

At September 30, 2025, none of the Funds had securities on loan.

Interfund lending

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an interfund lending program. This program provides an alternative credit facility that allows the Funds to lend money to, and borrow money from, all funds within the Trust and within the Harris Oakmark ETF Trust for temporary purposes (an "Interfund Loan"). All Interfund Loans are subject to conditions pursuant to the SEC exemptive order designed to ensure fair and equitable treatment of participating Funds. Any Interfund Loan would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments. During the year ended September 30, 2025, there was one interfund loan. Int'l Small Cap borrowed money from Oakmark. The loan in the amount of $25 million was initiated on December 16, 2024, and the loan was re-paid in full on December 17, 2024. The interest rate on the borrowing was 5.27%. The total interest paid by Int'l Small Cap to Oakmark was $3,660.

3.  TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with the Adviser. For management services and facilities furnished, the Adviser receives from each Fund a monthly fee based on that Fund's average daily net assets. Annual fee rates are as follows:

The annual rates of fees as a percentage of each Fund's net assets were as follows for the year ended September 30, 2025:

Fund	Advisory Fees
Oakmark	0.666% up to $250 million;
0.641% on the next $250 million;
0.621% on the next $4.5 billion;
0.606% on the next $10 billion;
0.576% on the next $5 billion;
0.546% on the next $5 billion;
0.516% on the next $10 billion; and
0.496% over $35 billion
Select	0.758% up to $250 million; 0.733% on the next $250 million; 0.713% on the next $3.5 billion; 0.693% on the next $5 billion; 0.633% on the next $2 billion; and 0.608% over $11 billion
Fund	Advisory Fees
Global	0.830% up to $250 million; 0.805% on the next $250 million; 0.785% on the next $4.5 billion; 0.770% on the next $10 billion; and 0.760% over $15 billion
Global Select	0.800% up to $250 million; 0.775% on the next $250 million; 0.755% on the next $4.5 billion; 0.740% on the next $10 billion; and 0.730% over $15 billion

Annual Financial Statements and Other Information: Oakmark Funds | 51

Oakmark Funds

Notes to Financial Statements (continued)

Fund	Advisory Fees
International	0.785% up to $250 million;
0.760% on the next $250 million;
0.740% on the next $4.5 billion;
0.725% on the next $10 billion;
0.710% on the next $20 billion;
0.700% on the next $5 billion;
0.690% on the next $5 billion; and
0.680% over $45 billion
Int'l Small Cap	1.020% up to $250 million; 0.995% on the next $250 million; 0.975% on the next $4.5 billion; 0.960% on the next $10 billion; and 0.950% over $15 billion
Fund	Advisory Fees
Equity and Income	0.580% up to $250 million;
0.555% on the next $250 million;
0.535% on the next $4.5 billion;
0.505% on the next $5 billion;
0.475% on the next $3 billion;
0.445% on the next $3.5 billion;
0.415% on the next $10 billion; and
0.385% over $26.5 billion
Bond	0.39% of net assets

The Adviser has contractually agreed, through January 27, 2026, to reimburse each Fund Class, pursuant to an expense limitation agreement ("Expense Cap"), to the extent, but only to the extent that the annualized expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) exceed the percent set forth below of average daily net assets of each Fund Class.

Fund	Investor Class	Advisor Class	Institutional Class	R6 Class
Oakmark	1.40%	1.15%	1.10%	0.95%
Select	1.50	1.25	1.20	1.05
Global	1.55	1.30	1.25	1.10
Global Select	1.55	1.30	1.25	1.10
International	1.55	1.30	1.25	1.10
Int'l Small Cap	1.75	1.50	1.45	1.30
Equity and Income	1.25	1.00	0.95	0.80
Bond	0.74	0.54	0.52	0.44

During the year ended September 30, 2025, Fund Class expenses (in thousands) have been reimbursed as follows@:

Fund	Class	Amount
Bond	Investor	$40
Bond	Advisor	29
Bond	Institutional	22
Bond	R6	136

@  Expenses reimbursed are subject to possible recovery until September 30, 2028.

The Adviser is entitled to recoup from assets attributable to any Fund Class amounts reimbursed to that Fund Class, except to the extent that the Fund Class already has paid such recoupment to the Adviser or such recoupment would cause that Class's total operating expenses to exceed the expense limitation or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three fiscal years after the year in which the reimbursement occurred. As of September 30, 2025, the following amounts are subject to recoupment (in thousands).

		Amount & Expiration Date
Fund	Class	09/30/26	09/30/27	09/30/28	Total
Bond	Investor	$6	$45	$40	$91
Bond	Advisor	7	22	29	58
Bond	Institutional	16	26	22	64
Bond	R6	520	325	136	981

The Adviser and/or the Funds have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of those customers were registered directly with the Funds' transfer agent. Accordingly, the Funds pay the majority of the intermediary fees pursuant to an agreement with the Adviser and the Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as other shareholder servicing fees in the Statements of Operations.

52 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (continued)

The Independent Trustees of the Trust may participate in the Trust's Deferred Compensation Plan for Independent Trustees. Participants in the plan may elect to defer all or a portion of their compensation.

Amounts deferred are retained by the Trust and represent an unfunded obligation of the Trust. The value of a participant's deferral account is determined by reference to the change in value of one or more approved funds as specified by the participant. Benefits would be payable after a stated number of years or retirement from the Board of Trustees. The accrued obligations of the Funds under the plan are reflected as deferred Trustee compensation in the Statements of Assets and Liabilities. The change in the accrued obligations for the year is included in Trustees' fees in the Statements of Operations. The Trust pays the compensation of any trustee who is not an "interested person" of the Trust, and any other Trustee who has been approved by the Governance Committee of the Board of Trustees of the Trust to receive compensation from the Trust for his or her service as a Trustee of the Trust, and all expenses incurred in connection with their services to the Trust. The Trust does not provide any pension or retirement benefits to its Trustees.

The Funds reimburse the Adviser for the compensation paid to the Funds' Chief Compliance Officer ("CCO"). The CCO expenses incurred by the Funds are included in other expenses in the Statements of Operations.

4.  FEDERAL INCOME TAXES

It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. The Adviser has determined that no income tax provision for uncertain tax positions is required in the Funds' financial statements. Generally, each of the tax years in the four-year year ended September 30, 2025, remains subject to examination by taxing authorities.

At September 30, 2025, the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	$19,298,320	$5,857,770	$(419,166)	$5,438,604
Select	5,983,416	1,710,397	(167,855)	1,542,542
Global	917,049	231,211	(32,424)	198,787
Global Select	850,411	198,232	(33,280)	164,952
International	12,302,231	2,666,129	(579,830)	2,086,299
Int'l Small Cap	1,136,573	287,148	(90,272)	196,876
Equity and Income	5,223,498	1,115,086	(108,924)	1,006,162
Bond	206,843	3,645	(1,807)	1,838

As of September 30, 2025, the short- and long-term capital losses available to offset future capital gains were as follows (in thousands):

Fund	Utilized During the Year	Short-Term	Long-Term	Total at Year End
Oakmark	$—	$1,009,471	$99,964	$1,109,435
Select	—	552,236	209,539	761,775
Global	—	25,095	—	25,095
Global Select	—	89,139	—	89,139
International	254,722	1,894,742	11,007	1,905,749
Int'l Small Cap	—	—	—	—
Equity and Income	—	87,642	62,985	150,627
Bond	1,671	1,874	6,664	8,538

At September 30, 2025, the components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation)) were as follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long- Term Gain	Total Distributable Earnings
Oakmark	$198,629	$—	$198,629
Select	31,996	—	31,996
Global	7,122	—	7,122
Global Select	9,039	—	9,039
International	291,950	—	291,950
Int'l Small Cap	23,902	44,030	67,932
Equity and Income	1,635	—	1,635
Bond	65	—	65

Annual Financial Statements and Other Information: Oakmark Funds | 53

Oakmark Funds

Notes to Financial Statements (continued)

During the year ended September 30, 2025, and the year ended September 30, 2024, the tax character of distributions paid was as follows (in thousands):

	Year Ended September 30, 2025		Year Ended September 30, 2024
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gain
Oakmark	$290,002	$—	$215,000	$—
Select	30,001	—	37,003	—
Global	14,002	—	21,001	32,091
Global Select	13,000	—	10,997	—
International	415,006	—	410,018	—
Int'l Small Cap	35,127	55,801	29,003	—
Equity and Income	142,961	—	258,018	—
Bond	9,939	—	6,870	—

On September 30, 2025, the Funds had temporary book/tax differences in undistributed earnings that were primarily attributable to trustee deferred compensation expenses, foreign dividend withholding taxes, deferrals of capital losses from straddle adjustments, return of capital received from equity securities, and deferrals of capital losses from wash sales. Temporary differences will reverse over time. The Funds have permanent differences in book/tax undistributed earnings primarily attributable to redemptions in kind and equalization.

During the year ended September 30, 2025, the following amounts were classified due to permanent differences between book and tax accounting (in thousands):

Fund	Paid in Capital	Distributable Earnings
Oakmark	$3,093,824	$(3,093,824)
Select	1,187,133	(1,187,133)
Global	159,394	(159,394)
Global Select	161,063	(161,063)
International	37,324	(37,324)
Int'l Small Cap	10,513	(10,513)
Equity and Income	416,689	(416,689)
Bond	—	—

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and the Trust has decided to early adopt.

As of September 30, 2025, the below Funds paid income taxes (net of refunds received) with respect to the below jurisdictions as follows:

	Income Taxes Paid (net of refunds received) (in thousands)
Country	Global	Global Select	International	International Small Cap
Belgium	—	—	—	75
Canada	—	—	741	3
China	—	—	—	150
Denmark	21	—	171	117
Finland	—	—	—	(320)
Germany	536	531	16,600	267
India	—	—	2,255	—
Indonesia	—	—	2,657	54
Israel	—	—	—	184
Italy	—	—	2,640	862
Japan	6	—	1,382	208
Luxembourg	—	—	449	—
Mexico	—	—	—	292

54 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Notes to Financial Statements (continued)

	Income Taxes Paid (net of refunds received) (in thousands)
Country	Global	Global Select	International	International Small Cap
Netherlands	150	—	4,131	263
South Korea	74	—	2,248	636
Spain	—	—	260	113
Sweden	—	—	2,971	415
Switzerland	317	224	2,804	458
Total	1,104	755	39,309	3,777

5.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, transactions in investment securities (excluding short-term and U.S. Government securities) were as follows (in thousands):

	Oakmark	Select	Global	Global Select	International	Int'l Small Cap	Equity& Income	Bond
Purchases	$14,067,247	$4,089,549	$720,984	$625,486	$7,384,616	$486,049	$2,993,372	$168,253
Proceeds from sales	8,212,108	1,357,920	501,326	411,281	12,427,060	917,031	2,726,977	143,897

During the year ended September 30, 2025, Oakmark, Select, Global, Global Select, International and Equity and Income had in-kind sales transactions (in thousands) of $6,283,642; $2,532,067; $337,080; $321,482; $71,453; and $920,251, respectively. These amounts are included in the Portfolio Turnover Rate presented in the Financial Highlights.

Purchases at cost (in thousands) of long-term U.S. government securities for the year ended September 30, 2025, were $1,285,728 and $138,724, respectively, for Equity and Income and Bond. Proceeds from sales (in thousands) of long-term U.S. government securities for the year ended September 30, 2025 were $1,213,186 and $125,720, respectively, for Equity and Income and Bond.

During the year ended September 30, 2025, Select, Global, and Equity and Income engaged in purchase transactions (in thousands) totaling $21,864, $4,630 and $25,428, respectively, with a fund that has a common investment advisor. These transactions complied with Rule 17a-7 under the 1940 Act. Select,

Global, and Equity and Income engaged in sale transactions (in thousands) totaling $25,428, $9,597 and$21,864 respectively, with a fund that has a common investment advisor. These transactions complied with Rule 17a-7 under the 1940 Act.

6.  INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the year ended September 30, 2025. Purchase and sale transactions and dividend and interest income earned during the year on these securities are listed after the applicable Fund's Schedule of Investments.

7.  SUBSEQUENT EVENTS

Effective October 1, 2025, the Board of Trustees approved a change to decrease Bond Fund's existing expense caps for three classes. The expense caps for Bond Fund's Advisor, Institutional and R6 classes were reduced to 0.48%, 0.45% and 0.41%, respectively. This agreement is in place through January 27, 2027.

Annual Financial Statements and Other Information: Oakmark Funds | 55

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark Fund
Investor Class
9/30/25	$150.72	1.70	14.99	16.69	(1.70)	0.00	(1.70)	0.00
9/30/24	$118.59	1.76	31.72	33.48	(1.35)	0.00	(1.35)	0.00
9/30/23	$93.61	1.20	24.72	25.92	(0.94)	0.00	(0.94)	0.00
9/30/22	$115.48	0.91	(21.04)	(20.13)	(0.62)	(1.12)	(1.74)	0.00
9/30/21	$72.67	0.43	42.53	42.96	(0.15)	0.00	(0.15)	0.00
Advisor Class
9/30/25	$150.88	2.01	15.00	17.01	(1.98)	0.00	(1.98)	0.00
9/30/24	$118.70	2.02	31.74	33.76	(1.58)	0.00	(1.58)	0.00
9/30/23	$93.72	1.39	24.77	26.16	(1.18)	0.00	(1.18)	0.00
9/30/22	$115.58	1.15	(21.05)	(19.90)	(0.84)	(1.12)	(1.96)	0.00
9/30/21	$72.67	0.61	42.54	43.15	(0.24)	0.00	(0.24)	0.00
Institutional Class
9/30/25	$150.92	2.06	15.00	17.06	(2.04)	0.00	(2.04)	0.00
9/30/24	$118.72	2.07	31.74	33.81	(1.61)	0.00	(1.61)	0.00
9/30/23	$93.73	1.46	24.73	26.19	(1.20)	0.00	(1.20)	0.00
9/30/22	$115.64	1.16	(21.05)	(19.89)	(0.90)	(1.12)	(2.02)	0.00
9/30/21	$72.72	0.70	42.52	43.22	(0.30)	0.00	(0.30)	0.00
Class R6
9/30/25	$150.99	2.12	15.04	17.16	(2.10)	0.00	(2.10)	0.00
9/30/24	$118.77	2.14	31.75	33.89	(1.67)	0.00	(1.67)	0.00
9/30/23	$93.77	1.54	24.71	26.25	(1.25)	0.00	(1.25)	0.00
9/30/22	$115.67	1.25	(21.10)	(19.85)	(0.93)	(1.12)	(2.05)	0.00
9/30/21(b)	$88.42	0.52	26.73	27.25	0.00	0.00	0.00	0.00
Oakmark Select Fund
Investor Class
9/30/25	$75.82	0.37	8.52	8.89	(0.25)	0.00	(0.25)	0.00
9/30/24	$61.75	0.38	14.05	14.43	(0.36)	0.00	(0.36)	0.00
9/30/23	$47.43	0.25	14.22	14.47	(0.15)	0.00	(0.15)	0.00
9/30/22	$62.27	0.13	(14.79)	(14.66)	(0.03)	(0.15)	(0.18)	0.00
9/30/21	$37.98	(0.03)	24.32	24.29	0.00	0.00	0.00	0.00
Advisor Class
9/30/25	$75.71	0.48	8.51	8.99	(0.35)	0.00	(0.35)	0.00
9/30/24	$61.66	0.46	14.03	14.49	(0.44)	0.00	(0.44)	0.00
9/30/23	$47.37	0.31	14.21	14.52	(0.23)	0.00	(0.23)	0.00
9/30/22	$62.21	0.20	(14.78)	(14.58)	(0.11)	(0.15)	(0.26)	0.00
9/30/21	$37.99	0.03	24.31	24.34	(0.12)	0.00	(0.12)	0.00
Institutional Class
9/30/25	$75.84	0.57	8.52	9.09	(0.43)	0.00	(0.43)	0.00
9/30/24	$61.75	0.53	14.05	14.58	(0.49)	0.00	(0.49)	0.00
9/30/23	$47.43	0.37	14.22	14.59	(0.27)	0.00	(0.27)	0.00
9/30/22	$62.29	0.25	(14.79)	(14.54)	(0.17)	(0.15)	(0.32)	0.00
9/30/21	$38.01	0.09	24.32	24.41	(0.13)	0.00	(0.13)	0.00
Class R6
9/30/25	$75.85	0.60	8.52	9.12	(0.45)	0.00	(0.45)	0.00
9/30/24	$61.75	0.56	14.06	14.62	(0.52)	0.00	(0.52)	0.00
9/30/23	$47.45	0.40	14.20	14.60	(0.30)	0.00	(0.30)	0.00
9/30/22	$62.29	0.27	(14.78)	(14.51)	(0.18)	(0.15)	(0.33)	0.00
9/30/21(b)	$47.61	0.08	14.60	14.68	0.00	0.00	0.00	0.00

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.
See accompanying Notes to Financial Statements.

56 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

			Ratios/Supplemental Data:
	Net Asset Value, End of Period	Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Fund
Investor Class
9/30/25	$165.71	11.13%	$9,895.1	1.09%	0.89%	0.89%	63%
9/30/24	$150.72	28.39%	$10,076.8	1.29%	0.89%	0.89%	42%
9/30/23	$118.59	27.84%	$7,901.4	1.06%	0.91%	0.91%	52%
9/30/22	$93.61	-17.73%	$6,489.9	0.81%	0.91%	0.89%	65%
9/30/21	$115.48	59.18%	$8,486.6	0.43%	0.92%	0.90%	19%
Advisor Class
9/30/25	$165.91	11.35%	$3,786.2	1.28%	0.70%	0.70%	63%
9/30/24	$150.88	28.63%	$2,790.1	1.48%	0.70%	0.70%	42%
9/30/23	$118.70	28.10%	$2,027.0	1.25%	0.70%	0.70%	52%
9/30/22	$93.72	-17.55%	$2,477.4	1.03%	0.70%	0.68%	65%
9/30/21	$115.58	59.49%	$2,822.8	0.61%	0.73%	0.70%	19%
Institutional Class
9/30/25	$165.94	11.38%	$8,308.5	1.31%	0.67%	0.67%	63%
9/30/24	$150.92	28.68%	$7,362.5	1.51%	0.66%	0.66%	42%
9/30/23	$118.72	28.14%	$4,830.2	1.30%	0.68%	0.68%	52%
9/30/22	$93.73	-17.55%	$3,572.1	1.03%	0.69%	0.67%	65%
9/30/21	$115.64	59.56%	$4,517.7	0.68%	0.69%	0.66%	19%
Class R6
9/30/25	$166.05	11.44%	$2,755.8	1.36%	0.61%	0.61%	63%
9/30/24	$150.99	28.74%	$2,848.4	1.56%	0.62%	0.62%	42%
9/30/23	$118.77	28.20%	$2,094.8	1.36%	0.63%	0.63%	52%
9/30/22	$93.77	-17.52%	$1,167.2	1.13%	0.65%	0.63%	65%
9/30/21(b)	$115.67	30.82%	$1,081.0	0.60%†	0.65%†	0.63%†	19%
Oakmark Select Fund
Investor Class
9/30/25	$84.46	11.72%	$1,699.1	0.46%	1.00%	1.00%	58%
9/30/24	$75.82	23.42%	$1,760.0	0.54%	0.99%	0.99%	57%
9/30/23	$61.75	30.59%	$1,593.9	0.44%	1.00%	1.00%	70%
9/30/22	$47.43	-23.64%	$1,318.0	0.21%	1.00%	0.98%	60%
9/30/21	$62.27	64.01%	$1,975.3	(0.06%)	1.01%	0.98%	20%
Advisor Class
9/30/25	$84.35	11.87%	$4,275.4	0.60%	0.87%	0.87%	58%
9/30/24	$75.71	23.56%	$3,539.7	0.65%	0.87%	0.87%	57%
9/30/23	$61.66	30.77%	$2,657.6	0.56%	0.88%	0.88%	70%
9/30/22	$47.37	-23.55%	$2,146.2	0.34%	0.88%	0.86%	60%
9/30/21	$62.21	64.18%	$2,454.2	0.05%	0.89%	0.87%	20%
Institutional Class
9/30/25	$84.50	11.99%	$844.4	0.70%	0.76%	0.76%	58%
9/30/24	$75.84	23.69%	$751.6	0.76%	0.76%	0.76%	57%
9/30/23	$61.75	30.90%	$591.6	0.65%	0.78%	0.78%	70%
9/30/22	$47.43	-23.48%	$465.6	0.42%	0.80%	0.78%	60%
9/30/21	$62.29	64.35%	$638.6	0.18%	0.79%	0.76%	20%
Class R6
9/30/25	$84.52	12.03%	$710.9	0.74%	0.73%	0.73%	58%
9/30/24	$75.85	23.75%	$622.9	0.80%	0.73%	0.73%	57%
9/30/23	$61.75	30.93%	$499.7	0.69%	0.74%	0.74%	70%
9/30/22	$47.45	-23.44%	$295.2	0.47%	0.75%	0.73%	60%
9/30/21(b)	$62.29	30.85%	$331.2	0.16%†	0.76%†	0.74%†	20%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 57

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark Global Fund
Investor Class
9/30/25	$35.01	0.40	2.53	2.93	(0.39)	0.00	(0.39)	0.00
9/30/24	$31.22	0.44	4.75	5.19	(0.53)	(0.87)	(1.40)	0.00
9/30/23	$24.79	0.41	6.24	6.65	(0.22)	0.00	(0.22)	0.00
9/30/22	$36.53	0.37	(8.90)	(8.53)	(0.34)	(2.87)	(3.21)	0.00
9/30/21	$24.73	0.11	11.74	11.85	(0.05)	0.00	(0.05)	0.00
Advisor Class
9/30/25	$35.03	0.47	2.51	2.98	(0.45)	0.00	(0.45)	0.00
9/30/24	$31.24	0.50	4.75	5.25	(0.59)	(0.87)	(1.46)	0.00
9/30/23	$24.80	0.42	6.29	6.71	(0.27)	0.00	(0.27)	0.00
9/30/22	$36.57	0.43	(8.91)	(8.48)	(0.42)	(2.87)	(3.29)	0.00
9/30/21	$24.74	0.18	11.74	11.92	(0.09)	0.00	(0.09)	0.00
Institutional Class
9/30/25	$35.03	0.48	2.53	3.01	(0.47)	0.00	(0.47)	0.00
9/30/24	$31.24	0.51	4.76	5.27	(0.61)	(0.87)	(1.48)	0.00
9/30/23	$24.80	0.51	6.21	6.72	(0.28)	0.00	(0.28)	0.00
9/30/22	$36.58	0.44	(8.91)	(8.47)	(0.44)	(2.87)	(3.31)	0.00
9/30/21	$24.75	0.18	11.76	11.94	(0.11)	0.00	(0.11)	0.00
Class R6
9/30/25	$35.02	0.47	2.55	3.02	(0.48)	0.00	(0.48)	0.00
9/30/24	$31.23	0.54	4.74	5.28	(0.62)	(0.87)	(1.49)	0.00
9/30/23	$24.80	0.54	6.18	6.72	(0.29)	0.00	(0.29)	0.00
9/30/22	$36.58	0.44	(8.91)	(8.47)	(0.44)	(2.87)	(3.31)	0.00
9/30/21(b)	$31.38	0.23	4.97	5.20	0.00	0.00	0.00	0.00
Oakmark Global Select Fund
Investor Class
9/30/25	$23.57	0.28	2.38	2.66	(0.26)	0.00	(0.26)	0.00
9/30/24	$19.88	0.23	3.64	3.87	(0.18)	0.00	(0.18)	0.00
9/30/23	$15.62	0.14	4.18	4.32	(0.06)	0.00	(0.06)	0.00
9/30/22	$24.45	0.26	(6.88)	(6.62)	(0.20)	(2.01)	(2.21)	0.00
9/30/21	$16.86	0.06	7.53	7.59	0.00	0.00	0.00	0.00
Advisor Class
9/30/25	$23.56	0.33	2.37	2.70	(0.30)	0.00	(0.30)	0.00
9/30/24	$19.87	0.26	3.64	3.90	(0.21)	0.00	(0.21)	0.00
9/30/23	$15.62	0.16	4.18	4.34	(0.09)	0.00	(0.09)	0.00
9/30/22	$24.44	0.29	(6.86)	(6.57)	(0.24)	(2.01)	(2.25)	0.00
9/30/21	$16.85	0.09	7.52	7.61	(0.02)	0.00	(0.02)	0.00
Institutional Class
9/30/25	$23.56	0.34	2.37	2.71	(0.31)	0.00	(0.31)	0.00
9/30/24	$19.87	0.28	3.64	3.92	(0.23)	0.00	(0.23)	0.00
9/30/23	$15.63	0.19	4.16	4.35	(0.11)	0.00	(0.11)	0.00
9/30/22	$24.46	0.30	(6.86)	(6.56)	(0.26)	(2.01)	(2.27)	0.00
9/30/21	$16.86	0.11	7.53	7.64	(0.04)	0.00	(0.04)	0.00
Class R6
9/30/25	$23.58	0.36	2.37	2.73	(0.33)	0.00	(0.33)	0.00
9/30/24	$19.89	0.31	3.62	3.93	(0.24)	0.00	(0.24)	0.00
9/30/23	$15.64	0.21	4.16	4.37	(0.12)	0.00	(0.12)	0.00
9/30/22	$24.47	0.31	(6.86)	(6.55)	(0.27)	(2.01)	(2.28)	0.00
9/30/21(b)	$20.65	0.15	3.67	3.82	0.00	0.00	0.00	0.00

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

58 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

			Ratios/Supplemental Data:
	Net Asset Value, End of Period	Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Global Fund
Investor Class
9/30/25	$37.55	8.49%	$521.4	1.15%	1.11%	1.11%	68%
9/30/24	$35.01	17.06%	$584.8	1.35%	1.12%	1.12%	48%
9/30/23	$31.22	26.88%	$581.0	1.33%	1.13%	1.13%	47%
9/30/22	$24.79	-25.74%	$516.9	1.13%	1.13%	1.11%	58%
9/30/21	$36.53	47.96%	$802.1	0.31%	1.16%	1.13%	40%
Advisor Class
9/30/25	$37.56	8.67%	$169.1	1.34%	0.92%	0.92%	68%
9/30/24	$35.03	17.28%	$139.9	1.56%	0.93%	0.93%	48%
9/30/23	$31.24	27.17%	$135.8	1.35%	0.94%	0.94%	47%
9/30/22	$24.80	-25.63%	$152.7	1.32%	0.93%	0.91%	58%
9/30/21	$36.57	48.25%	$214.6	0.51%	0.96%	0.93%	40%
Institutional Class
9/30/25	$37.57	8.71%	$325.2	1.39%	0.88%	0.88%	68%
9/30/24	$35.03	17.33%	$328.5	1.58%	0.89%	0.89%	48%
9/30/23	$31.24	27.21%	$356.4	1.65%	0.90%	0.90%	47%
9/30/22	$24.80	-25.61%	$285.2	1.34%	0.91%	0.89%	58%
9/30/21	$36.58	48.31%	$432.4	0.53%	0.92%	0.89%	40%
Class R6
9/30/25	$37.56	8.78%	$104.2	1.37%	0.85%	0.85%	68%
9/30/24	$35.02	17.37%	$121.0	1.66%	0.86%	0.86%	48%
9/30/23	$31.23	27.15%	$109.9	1.73%	0.87%	0.87%	47%
9/30/22	$24.80	-25.57%	$68.8	1.37%	0.88%	0.86%	58%
9/30/21(b)	$36.58	16.57%	$91.9	0.77%†	0.89%†	0.87%†	40%
Oakmark Global Select Fund
Investor Class
9/30/25	$25.97	11.48%	$304.2	1.19%	1.11%	1.11%	65%
9/30/24	$23.57	19.51%	$335.1	1.06%	1.13%	1.13%	44%
9/30/23	$19.88	27.70%	$351.3	0.73%	1.14%	1.14%	32%
9/30/22	$15.62	-29.77%	$334.3	1.22%	1.12%	1.10%	46%
9/30/21	$24.45	45.02%	$574.8	0.27%	1.12%	1.09%	49%
Advisor Class
9/30/25	$25.96	11.67%	$143.7	1.37%	0.95%	0.95%	65%
9/30/24	$23.56	19.73%	$133.8	1.23%	0.96%	0.96%	44%
9/30/23	$19.87	27.89%	$136.7	0.86%	0.97%	0.97%	32%
9/30/22	$15.62	-29.63%	$150.4	1.37%	0.95%	0.93%	46%
9/30/21	$24.44	45.21%	$257.6	0.43%	0.95%	0.92%	49%
Institutional Class
9/30/25	$25.96	11.70%	$435.1	1.40%	0.88%	0.88%	65%
9/30/24	$23.56	19.86%	$453.2	1.31%	0.90%	0.90%	44%
9/30/23	$19.87	27.92%	$459.5	1.00%	0.90%	0.90%	32%
9/30/22	$15.63	-29.57%	$416.6	1.44%	0.89%	0.87%	46%
9/30/21	$24.46	45.33%	$762.7	0.46%	0.89%	0.86%	49%
Class R6
9/30/25	$25.98	11.81%	$135.9	1.51%	0.82%	0.82%	65%
9/30/24	$23.58	19.85%	$134.0	1.47%	0.84%	0.84%	44%
9/30/23	$19.89	28.04%	$113.9	1.09%	0.85%	0.85%	32%
9/30/22	$15.64	-29.54%	$87.0	1.47%	0.84%	0.82%	46%
9/30/21(b)	$24.47	18.50%	$124.1	0.76%†	0.84%†	0.82%†	49%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 59

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark International Fund
Investor Class
9/30/25	$27.98	0.56	3.66	4.22	(0.62)	0.00	(0.62)	0.00
9/30/24	$25.15	0.55	2.78	3.33	(0.50)	0.00	(0.50)	0.00
9/30/23	$19.27	0.51	6.05	6.56	(0.68)	0.00	(0.68)	0.00
9/30/22	$28.17	0.58	(9.13)	(8.55)	(0.35)	0.00	(0.35)	0.00
9/30/21	$19.91	0.27	8.08	8.35	(0.09)	0.00	(0.09)	0.00
Advisor Class
9/30/25	$27.95	0.50	3.76	4.26	(0.67)	0.00	(0.67)	0.00
9/30/24	$25.12	0.61	2.76	3.37	(0.54)	0.00	(0.54)	0.00
9/30/23	$19.27	0.53	6.06	6.59	(0.74)	0.00	(0.74)	0.00
9/30/22	$28.15	0.62	(9.12)	(8.50)	(0.38)	0.00	(0.38)	0.00
9/30/21	$19.89	0.27	8.11	8.38	(0.12)	0.00	(0.12)	0.00
Institutional Class
9/30/25	$27.96	0.58	3.69	4.27	(0.69)	0.00	(0.69)	0.00
9/30/24	$25.13	0.63	2.77	3.40	(0.57)	0.00	(0.57)	0.00
9/30/23	$19.28	0.57	6.04	6.61	(0.76)	0.00	(0.76)	0.00
9/30/22	$28.19	0.64	(9.13)	(8.49)	(0.42)	0.00	(0.42)	0.00
9/30/21	$19.92	0.37	8.04	8.41	(0.14)	0.00	(0.14)	0.00
Class R6
9/30/25	$27.98	0.68	3.61	4.29	(0.71)	0.00	(0.71)	0.00
9/30/24	$25.15	0.63	2.78	3.41	(0.58)	0.00	(0.58)	0.00
9/30/23	$19.29	0.58	6.05	6.63	(0.77)	0.00	(0.77)	0.00
9/30/22	$28.20	0.67	(9.15)	(8.48)	(0.43)	0.00	(0.43)	0.00
9/30/21(b)	$25.83	0.38	1.99	2.37	0.00	0.00	0.00	0.00
Oakmark International Small Cap Fund
Investor Class
9/30/25	$21.25	0.38	2.27	2.65	(0.39)	(0.75)	(1.14)	0.00
9/30/24	$17.82	0.33	3.46	3.79	(0.36)	0.00	(0.36)	0.00
9/30/23	$13.25	0.33	4.55	4.88	(0.22)	(0.09)	(0.31)	0.00
9/30/22	$19.92	0.29	(6.64)	(6.35)	(0.32)	0.00	(0.32)	0.00
9/30/21	$13.67	0.22	6.35	6.57	(0.32)	0.00	(0.32)	0.00
Advisor Class
9/30/25	$21.28	0.41	2.26	2.67	(0.42)	(0.75)	(1.17)	0.00
9/30/24	$17.84	0.36	3.47	3.83	(0.39)	0.00	(0.39)	0.00
9/30/23	$13.28	0.35	4.56	4.91	(0.26)	(0.09)	(0.35)	0.00
9/30/22	$19.96	0.34	(6.67)	(6.33)	(0.35)	0.00	(0.35)	0.00
9/30/21	$13.69	0.23	6.38	6.61	(0.34)	0.00	(0.34)	0.00
Institutional Class
9/30/25	$21.23	0.43	2.25	2.68	(0.44)	(0.75)	(1.19)	0.00
9/30/24	$17.79	0.39	3.46	3.85	(0.41)	0.00	(0.41)	0.00
9/30/23	$13.24	0.38	4.53	4.91	(0.27)	(0.09)	(0.36)	0.00
9/30/22	$19.91	0.34	(6.64)	(6.30)	(0.37)	0.00	(0.37)	0.00
9/30/21	$13.65	0.26	6.35	6.61	(0.35)	0.00	(0.35)	0.00
Class R6
9/30/25	$21.22	0.34	2.36	2.70	(0.45)	(0.75)	(1.20)	0.00
9/30/24	$17.79	0.39	3.45	3.84	(0.41)	0.00	(0.41)	0.00
9/30/23	$13.24	0.33	4.58	4.91	(0.27)	(0.09)	(0.36)	0.00
9/30/22	$19.91	0.37	(6.67)	(6.30)	(0.37)	0.00	(0.37)	0.00
9/30/21(b)	$16.66	0.25	3.00	3.25	0.00	0.00	0.00	0.00

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

60 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

			Ratios/Supplemental Data:
	Net Asset Value, End of Period	Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark International Fund
Investor Class
9/30/25	$31.58	15.56%	$4,158.0	2.02%	1.06%	1.06%	51%
9/30/24	$27.98	13.32%	$5,056.1	2.10%	1.05%	1.05%	32%
9/30/23	$25.15	34.39%	$5,865.4	2.02%	1.05%	1.05%	27%
9/30/22	$19.27	-30.72%	$5,032.4	2.25%	1.06%	1.04%	35%
9/30/21	$28.17	41.96%	$8,756.6	0.99%	1.05%	1.02%	42%
Advisor Class
9/30/25	$31.54	15.78%	$1,515.7	1.82%	0.89%	0.89%	51%
9/30/24	$27.95	13.54%	$2,304.8	2.33%	0.88%	0.88%	32%
9/30/23	$25.12	34.57%	$2,582.7	2.13%	0.88%	0.88%	27%
9/30/22	$19.27	-30.59%	$2,246.8	2.44%	0.88%	0.86%	35%
9/30/21	$28.15	42.22%	$3,316.0	1.03%	0.88%	0.85%	42%
Institutional Class
9/30/25	$31.54	15.84%	$5,467.1	2.09%	0.82%	0.82%	51%
9/30/24	$27.96	13.62%	$8,074.1	2.41%	0.81%	0.81%	32%
9/30/23	$25.13	34.65%	$8,125.2	2.26%	0.81%	0.81%	27%
9/30/22	$19.28	-30.54%	$7,250.7	2.51%	0.81%	0.79%	35%
9/30/21	$28.19	42.30%	$11,748.6	1.34%	0.80%	0.77%	42%
Class R6
9/30/25	$31.56	15.90%	$3,417.7	2.43%	0.76%	0.76%	51%
9/30/24	$27.98	13.68%	$2,899.0	2.43%	0.75%	0.75%	32%
9/30/23	$25.15	34.76%	$2,706.0	2.31%	0.75%	0.75%	27%
9/30/22	$19.29	-30.51%	$2,389.0	2.63%	0.77%	0.75%	35%
9/30/21(b)	$28.20	9.18%	$2,997.8	1.62%†	0.77%†	0.75%†	42%
Oakmark International Small Cap Fund
Investor Class
9/30/25	$22.76	13.64%	$376.0	1.85%	1.33%	1.33%	37%
9/30/24	$21.25	21.48%	$378.0	1.71%	1.33%	1.33%	40%
9/30/23	$17.82	37.05%	$367.3	1.91%	1.34%	1.34%	32%
9/30/22	$13.25	-32.37%	$306.8	1.67%	1.36%	1.34%	37%
9/30/21	$19.92	48.51%	$560.1	1.18%	1.37%	1.35%	48%
Advisor Class
9/30/25	$22.78	13.79%	$197.0	2.00%	1.17%	1.17%	37%
9/30/24	$21.28	21.72%	$177.0	1.87%	1.17%	1.17%	40%
9/30/23	$17.84	37.16%	$163.5	2.02%	1.18%	1.18%	32%
9/30/22	$13.28	-32.24%	$131.8	1.96%	1.18%	1.16%	37%
9/30/21	$19.96	48.76%	$189.3	1.26%	1.20%	1.19%	48%
Institutional Class
9/30/25	$22.72	13.89%	$593.1	2.09%	1.08%	1.08%	37%
9/30/24	$21.23	21.88%	$642.5	2.00%	1.08%	1.08%	40%
9/30/23	$17.79	37.30%	$481.6	2.15%	1.10%	1.10%	32%
9/30/22	$13.24	-32.20%	$329.0	1.95%	1.11%	1.09%	37%
9/30/21	$19.91	48.93%	$526.9	1.41%	1.11%	1.09%	48%
Class R6
9/30/25	$22.72	13.98%	$171.5	1.70%	1.04%	1.04%	37%
9/30/24	$21.22	21.85%	$470.4	1.99%	1.06%	1.06%	40%
9/30/23	$17.79	37.34%	$304.9	1.94%	1.07%	1.07%	32%
9/30/22	$13.24	-32.19%	$400.2	2.19%	1.08%	1.06%	37%
9/30/21(b)	$19.91	19.51%	$367.6	1.55%†	1.09%†	1.07%†	48%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 61

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

		Income from Investment Operations:			Less Distributions:
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Gain (Loss) on Investments (Both Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Capital Gains	Total Distributions	Redemption Fees
Oakmark Equity and Income Fund
Investor Class
9/30/25	$36.20	0.84	1.77	2.61	(0.81)	0.00	(0.81)	0.00
9/30/24	$31.41	0.78	5.34	6.12	(1.33)	0.00	(1.33)	0.00
9/30/23	$27.85	0.66	3.33	3.99	(0.43)	0.00	(0.43)	0.00
9/30/22	$35.94	0.44	(5.63)	(5.19)	(0.29)	(2.61)	(2.90)	0.00
9/30/21	$27.50	0.32	9.40	9.72	(0.35)	(0.93)	(1.28)	0.00
Advisor Class
9/30/25	$36.16	0.93	1.77	2.70	(0.90)	0.00	(0.90)	0.00
9/30/24	$31.43	0.86	5.34	6.20	(1.47)	0.00	(1.47)	0.00
9/30/23	$27.87	0.71	3.36	4.07	(0.51)	0.00	(0.51)	0.00
9/30/22	$35.98	0.53	(5.65)	(5.12)	(0.38)	(2.61)	(2.99)	0.00
9/30/21	$27.51	0.39	9.40	9.79	(0.39)	(0.93)	(1.32)	0.00
Institutional Class
9/30/25	$36.16	0.94	1.76	2.70	(0.91)	0.00	(0.91)	0.00
9/30/24	$31.43	0.87	5.35	6.22	(1.49)	0.00	(1.49)	0.00
9/30/23	$27.87	0.75	3.32	4.07	(0.51)	0.00	(0.51)	0.00
9/30/22	$35.99	0.52	(5.63)	(5.11)	(0.40)	(2.61)	(3.01)	0.00
9/30/21	$27.52	0.41	9.40	9.81	(0.41)	(0.93)	(1.34)	0.00
Class R6
9/30/25	$36.15	0.95	1.77	2.71	(0.92)	0.00	(0.92)	0.00
9/30/24	$31.45	0.89	5.32	6.21	(1.51)	0.00	(1.51)	0.00
9/30/23	$27.88	0.79	3.30	4.09	(0.52)	0.00	(0.52)	0.00
9/30/22	$36.00	0.57	(5.68)	(5.11)	(0.40)	(2.61)	(3.01)	0.00
9/30/21(b)	$30.24	0.49	5.27	5.76	0.00	0.00	0.00	0.00
Oakmark Bond Fund
Investor Class
9/30/25	$9.11	0.43	(0.07)	0.36	(0.44)	0.00	(0.44)	0.00
9/30/24	$8.40	0.42	0.69	1.11	(0.40)	0.00	(0.40)	0.00
9/30/23	$8.60	0.36	(0.20)	0.16	(0.36)	0.00	(0.36)	0.00
9/30/22(c)	$9.89	0.17	(1.29)	(1.12)	(0.17)	0.00	(0.17)	0.00
Advisor Class
9/30/25	$9.13	0.44	(0.06)	0.38	(0.46)	0.00	(0.46)	0.00
9/30/24	$8.41	0.44	0.70	1.14	(0.42)	0.00	(0.42)	0.00
9/30/23	$8.61	0.38	(0.21)	0.17	(0.37)	0.00	(0.37)	0.00
9/30/22	$10.35	0.23	(1.55)	(1.32)	(0.23)	(0.19)	(0.42)	0.00
9/30/21	$10.16	0.16	0.24	0.40	(0.16)	(0.05)	(0.21)	0.00
Institutional Class
9/30/25	$9.13	0.45	(0.07)	0.38	(0.46)	0.00	(0.46)	0.00
9/30/24	$8.41	0.44	0.70	1.14	(0.42)	0.00	(0.42)	0.00
9/30/23	$8.61	0.39	(0.21)	0.18	(0.38)	0.00	(0.38)	0.00
9/30/22	$10.35	0.24	(1.56)	(1.32)	(0.23)	(0.19)	(0.42)	0.00
9/30/21	$10.17	0.18	0.22	0.40	(0.17)	(0.05)	(0.22)	0.00
Class R6
9/30/25	$9.13	0.45	(0.06)	0.39	(0.47)	0.00	(0.47)	0.00
9/30/24	$8.41	0.45	0.70	1.15	(0.43)	0.00	(0.43)	0.00
9/30/23	$8.61	0.39	(0.21)	0.18	(0.38)	0.00	(0.38)	0.00
9/30/22	$10.35	0.25	(1.56)	(1.31)	(0.24)	(0.19)	(0.43)	0.00
9/30/21(b)	$10.32	0.14	0.04	0.18	(0.15)	0.00	(0.15)	0.00

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

(c)  Commenced on 01/28/2022.
See accompanying Notes to Financial Statements.

62 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Financial Highlights For a share outstanding throughout each period

			Ratios/Supplemental Data:
	Net Asset Value, End of Period	Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Equity and Income Fund
Investor Class
9/30/25	$38.00	7.31%	$3,998.5	2.29%	0.85%	0.85%	69%
9/30/24	$36.20	19.78%	$4,451.4	2.31%	0.85%	0.85%	38%
9/30/23	$31.41	14.40%	$4,213.3	2.13%	0.86%	0.86%	45%
9/30/22	$27.85	-15.84%	$4,194.4	1.34%	0.85%	0.83%	49%
9/30/21	$35.94	36.19%	$5,587.1	0.97%	0.87%	0.84%	14%
Advisor Class
9/30/25	$37.96	7.57%	$708.8	2.52%	0.63%	0.63%	69%
9/30/24	$36.16	20.06%	$592.9	2.54%	0.62%	0.62%	38%
9/30/23	$31.43	14.70%	$549.0	2.33%	0.61%	0.61%	45%
9/30/22	$27.87	-15.66%	$738.4	1.61%	0.60%	0.58%	49%
9/30/21	$35.98	36.49%	$868.4	1.20%	0.66%	0.62%	14%
Institutional Class
9/30/25	$37.95	7.58%	$1,173.9	2.56%	0.59%	0.59%	69%
9/30/24	$36.16	20.07%	$1,195.5	2.57%	0.59%	0.59%	38%
9/30/23	$31.43	14.73%	$1,029.9	2.42%	0.59%	0.59%	45%
9/30/22	$27.87	-15.66%	$911.0	1.59%	0.60%	0.58%	49%
9/30/21	$35.99	36.57%	$1,138.5	1.22%	0.62%	0.58%	14%
Class R6
9/30/25	$37.95	7.65%	$359.1	2.59%	0.56%	0.56%	69%
9/30/24	$36.15	20.07%	$306.1	2.61%	0.56%	0.56%	38%
9/30/23	$31.45	14.77%	$232.4	2.54%	0.56%	0.56%	45%
9/30/22	$27.88	-15.63%	$90.9	1.75%	0.56%	0.54%	49%
9/30/21(b)	$36.00	19.05%	$87.3	1.78%†	0.57%†	0.55%†	14%

			Ratios/Supplemental Data:
	Net Asset Value, End of Period	Total Return	Net Assets, End of Period ($million)	Ratio of Net Investment Income to Average Net Assets	Ratio of Gross Expenses to Average Net Assets	Ratio of Waiver/ Reimbursement to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Portfolio Turnover Rate
Oakmark Bond Fund
Investor Class
9/30/25	$9.03	4.16%	$7.9	4.79%	0.84%	(0.10%)	0.74%	144%
9/30/24	$9.11	13.49%	$43.0	4.81%	0.95%	(0.21%)	0.74%	90%
9/30/23	$8.40	1.78%	$1.1	4.18%	1.33%	(0.59%)	0.74%	75%
9/30/22(c)	$8.60	-11.43%	$1.0	2.76%†	1.64%†	(0.90%)†	0.74%†	97%
Advisor Class
9/30/25	$9.05	4.37%	$63.3	4.98%	0.65%	(0.11%)	0.54%	144%
9/30/24	$9.13	13.67%	$20.2	4.98%	0.74%	(0.20%)	0.54%	90%
9/30/23	$8.41	2.10%	$0.8	4.31%	1.12%	(0.58%)	0.54%	75%
9/30/22	$8.61	-13.11%	$1.4	2.41%	1.06%	(0.52%)	0.54%	97%
9/30/21	$10.35	3.81%	$2.4	1.59%	0.93%	(0.37%)	0.57%	112%
Institutional Class
9/30/25	$9.05	4.39%	$17.4	5.01%	0.66%	(0.14%)	0.52%	144%
9/30/24	$9.13	13.84%	$15.1	5.00%	0.77%	(0.25%)	0.52%	90%
9/30/23	$8.41	2.00%	$2.6	4.41%	1.08%	(0.56%)	0.52%	75%
9/30/22	$8.61	-13.10%	$3.0	2.50%	1.05%	(0.53%)	0.52%	97%
9/30/21	$10.35	3.88%	$3.3	1.75%	0.89%	(0.43%)	0.46%	112%
Class R6
9/30/25	$9.05	4.48%	$122.9	5.09%	0.56%	(0.12%)	0.44%	144%
9/30/24	$9.13	13.96%	$103.2	5.12%	0.77%	(0.33%)	0.44%	90%
9/30/23	$8.41	2.08%	$102.8	4.50%	1.02%	(0.58%)	0.44%	75%
9/30/22	$8.61	-13.03%	$81.4	2.57%	1.02%	(0.58%)	0.44%	97%
9/30/21(b)	$10.35	1.74%	$91.3	1.71%†	0.93%†	(0.49%)†	0.44%†	112%

†  Data has been annualized.

(a)  Computed using average shares outstanding throughout the year.

(b)  Commenced on 12/15/2020.

(c)  Commenced on 01/28/2022.

See accompanying Notes to Financial Statements.

Annual Financial Statements and Other Information: Oakmark Funds | 63

Oakmark Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the shareholders and Board of Trustees of Harris Associates Investment Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Harris Associates Investment Trust comprising the Oakmark Fund, Oakmark Select Fund, Oakmark Global Fund, Oakmark Global Select Fund, Oakmark International Fund, Oakmark International Small Cap Fund, Oakmark Equity and Income Fund, and Oakmark Bond Fund (the "Funds"), including the schedules of investments, as of September 30, 2025; the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights").

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
November 28, 2025

We have served as the auditor of one or more Harris Oakmark investment companies since 2002.

64 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Federal Tax Information

(Unaudited)

The below information is reported in regards to distributions paid by the Funds during the fiscal year ended September 30, 2025. For Funds other than Bond and Equity and Income, note that these amounts have been previously reported to shareholders on the 2024 Form 1099-DIV. For Bond and Equity and Income, amounts below include distributions paid in both calendar year 2024 and 2025.

The following percentages of income dividend paid by the Funds qualify for the dividend received deduction available to corporations and are hereby designated as qualified dividend income:

Fund	Qualified Dividend Income	Dividend Received Deduction
Oakmark	100%	100%
Select	100%	100%
Global	100%	50.0%
Global Select	100%	36.2%
International	100%	0%
Int'l Small Cap	100%	1.6%
Equity & Income	39.2%	38.3%
Bond	0.1%	0.1%

The following Funds met the requirements of Section 853 of the Code and elected to pass through to its shareholders credit for foreign taxes paid. The percentage of income distributed by the Funds from sources within foreign countries and possessions of the United States and the amounts of taxes paid to such countries was as follows:

Fund	Foreign Source Income	Foreign Taxes Paid
Global	100%	$1,447,316
International	100%	22,316,188
Int'l Small Cap	100%	3,514,903

The Funds intend to distribute the income and gains earned during the year ended September 30, 2025 prior to December 31, 2025. The amount and character of the distributions will be reported on the 2025 Form 1099-DIV. In addition, the amounts will be made available on the Fund's website and will be included in the Shareholder Tax Guide that is mailed to shareholders shortly after calendar year end.

Annual Financial Statements and Other Information: Oakmark Funds | 65

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66 | Annual Financial Statements and Other Information: Oakmark Funds

Oakmark Funds

Other Information

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements

On an annual basis, the Board of Trustees (the "Board" or "Trustees") of Harris Associates Investment Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" of the Trust or of Harris Associates L.P. (the "Adviser") (including its affiliates), as such term is defined under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), considers whether to continue the investment advisory agreements with the Adviser (each, an "Agreement," and collectively, the "Agreements") with respect to each series of the Trust (each, a "Fund"). At a meeting held on October 30, 2024, the Board, including all of the Independent Trustees, determined that the continuation of the Agreement for each Fund was in the best interest of the Fund and its shareholders, and approved the continuation of each Agreement through October 31, 2025.

At its July 2025 meeting, the Board voted to continue the Agreements without modification, for one month from October 31, 2025 through November 30, 2025 to accommodate the 2025 meeting schedule and provide for more flexibility for scheduling the meetings associated with the Board's contract renewal process in the future. The Board considered that the approval of the extension to the Agreements will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the Agreements; or (iv) the day-to-day management of the Funds or the persons primarily responsible for such management. The Board also considered that since its last approval of the Agreements, the Adviser had provided additional information for each Fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of each Fund's performance and profitability information. After full consideration of the above factors, as well as other factors that were instructive in evaluating the Agreements, the Board, including all of the Independent Trustees, in its business judgment, concluded that the continuation of each Fund's Agreement was in the best interest of the respective Fund and its shareholders, and that the Agreements should be renewed, without modification, through November 30, 2025, with the understanding that the Board would consider the annual renewal for a full one year period ending November 30, 2026 at its November 2025 meeting.

OAKNCSR

Annual Financial Statements and Other Information: Oakmark Funds | 67

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for the approval of an extension of the investment advisory contracts is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

During the period covered by this report, no material changes were made to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized, and reported within 90 days prior to the filing of this report, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	A copy of the Code is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-0627 (filed December 4, 2024).

(a)(2)	Not applicable.

(a)(3)	Certifications of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(3)(i) and (a)(3)(ii), respectively.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of Rana J. Wright, Principal Executive Officer, and Zachary D. Weber, Principal Financial Officer, Principal Accounting Officer and Treasurer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer

Date:	December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rana J. Wright
Rana J. Wright
Principal Executive Officer

Date:	December 2, 2025

By:	/s/ Zachary D. Weber
Zachary D. Weber
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:	December 2, 2025